    As filed with the Securities and Exchange Commission on February 18, 1999

                                              1933 Act Registration No. 33-57340
                                              1940 Act Registration No. 811-7452

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.
                                 ----                                       ----

     Post-Effective Amendment No. 11                                          X
                                 ----                                       ----

                                     and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940


     Amendment No.  12                                                        X
                  -----                                                     ----


                        (Check appropriate box or boxes.)

                       AIM VARIABLE INSURANCE FUNDS, INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


     11 Greenway Plaza, Suite 100, Houston, TX          77046-1173
     -------------------------------------------------------------
     (Address of Principal Executive Offices)           (Zip Code)

Registrant's Telephone Number, including Area Code    (713) 626-1919
                                                  ---------------------

                                Charles T. Bauer
              11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
              ----------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                            Nancy L. Martin, Esquire
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                            Houston, Texas 77046-1173

Approximate Date of Proposed Public Offering:              Continuous

It is proposed that this filing will become effective (check appropriate box)



            immediately upon filing pursuant to paragraph (b)
 -----
            on date pursuant to paragraph (b)
 -----
            60 days after filing pursuant to paragraph (a)(1)
 -----
   X        on May 3, 1999 pursuant to paragraph (a)(1)
 -----
            75 days after filing pursuant to paragraph (a)(2)
 -----
            on (date) pursuant to paragraph (a)(2) of Rule 485.
 -----


If appropriate, check the following:

            This post-effective amendment designates a new effective date for a
 -----      previously filed post-effective amendment.

Title of Securities Being Registered:  Common Stock

[AIM LOGO APPEARS HERE]

AIM VARIABLE INSURANCE FUNDS, INC.
                                                                     PROSPECTUS
                                                                    MAY 3, 1999
AIM V.I. Aggressive Growth Fund
AIM V.I. Balanced Fund
AIM V.I. Capital Appreciation Fund
AIM V.I. Capital Development Fund
AIM V.I. Diversified Income Fund
AIM V.I. Global Utilities Fund
AIM V.I. Government Securities Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. High Yield Fund
AIM V.I. International Equity Fund
AIM V.I. Money Market Fund
AIM V.I. Value Fund

Shares of the funds are currently offered only to insurance company separate accounts. The investment objective of each fund is described under the heading "Investment Objectives and Strategies."

This prospectus contains important information. Please read it before investing and keep it for future reference.

Investments in the funds are not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

     AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED
           WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.


THERE CAN BE NO ASSURANCE THAT THE AIM V.I. MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                               TABLE OF CONTENTS

                                                                                                      PAGE
INVESTMENT OBJECTIVES AND STRATEGIES.....................................................................3
PRINCIPAL RISKS OF INVESTING IN THE FUNDS................................................................8
PERFORMANCE INFORMATION.................................................................................13
     ANNUAL TOTAL RETURNS ..............................................................................13
     PERFORMANCE TABLES.................................................................................17
FUND MANAGEMENT.........................................................................................22
     THE ADVISOR........................................................................................22
     ADVISOR COMPENSATION...............................................................................22
     PORTFOLIO MANAGERS.................................................................................22
OTHER INFORMATION.......................................................................................26
     PURCHASE AND REDEMPTION OF SHARES..................................................................26
     PRICING OF SHARES..................................................................................26
     TAXES..............................................................................................26
     DIVIDENDS AND DISTRIBUTIONS........................................................................26
     FUTURE FUND CLOSURE................................................................................27
FINANCIAL HIGHLIGHTS....................................................................................28
OBTAINING ADDITIONAL INFORMATION...........................................................BACK COVER PAGE






The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.




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INVESTMENT OBJECTIVES AND STRATEGIES

AIM V.I. AGGRESSIVE GROWTH FUND

The fund's investment objective is to achieve long-term growth of capital.

The fund attempts to meet its objective by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small- and medium-sized companies whose earnings the fund's portfolio managers expect to grow more than 15% per year. The fund may also invest up to 25% of its total assets in foreign securities.

The fund's portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have favorable prospects for future growth. The fund's portfolio managers usually sell a particular security when any of those factors materially changes.

AIM V.I. BALANCED FUND

The fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital.

The fund attempts to meet this objective by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, convertible securities and bonds. The fund invests, normally, a minimum of 30% and a maximum of 70% of its total assets in equity securities and a minimum of 30% and a maximum of 70% of its total assets in non-convertible debt securities. The fund may also invest up to 25% of its total assets in convertible securities. The fund may invest up to 10% of its total assets in debt securities rated below investment grade, i.e., "junk bonds," and debt securities deemed of comparable quality. The fund may also invest up to 20% of its total assets in foreign securities.

In selecting the percentages of assets to be invested in equity or debt securities, the fund's portfolio managers consider such factors as the general market and economic conditions, as well as trends, yields, interest rates and changes in fiscal and monetary policies. The fund's portfolio managers will primarily purchase equity securities for growth of capital and debt securities for income purposes. However, the portfolio managers will focus on companies whose securities have the potential for both capital appreciation and income generation. The fund's portfolio managers usually sell a particular security when they believe that security no longer has that potential.

AIM V.I. CAPITAL APPRECIATION FUND

The fund's investment objective is growth of capital through investment in common stocks, with emphasis on medium-and small-sized growth companies.

The fund may also invest up to 20% of its total assets in foreign securities. The fund's portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The fund's portfolio managers usually sell a particular security when any of those factors materially changes.

AIM V.I. CAPITAL DEVELOPMENT FUND

The fund's investment objective is long-term growth of capital.

The fund seeks to meet this objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. The fund may also invest up to 25% of its total assets in foreign securities.

Among factors which the portfolio managers may consider when purchasing these securities are: (1) the growth prospects for a company's products; (2) the economic outlook for its industry; (3) a company's new product development; (4) its operating management capabilities; (5) the relationship between the price of the security and its estimated fundamental value; (6) relevant market, economic and political environments; and (7) financial characteristics, such as balance sheet analysis and return on assets.

The fund's portfolio managers sell a particular security when any one of these factors materially changes or when the securities are no longer considered the securities of smaller companies.

AIM V.I. DIVERSIFIED INCOME FUND

The fund's investment objective is to achieve a high level of current income.

The fund attempts to meet this objective by investing primarily in (1) securities issued by foreign governments, their agencies or instrumentalities;
(2) foreign and domestic corporate debt securities; (3) U.S. Government securities, including U.S. Government agency mortgage-backed securities, and
(4) lower-quality debt securities, i.e., "junk bonds," of U.S. and foreign companies or securities deemed of comparable quality. The fund's assets will normally be invested in each of these four sectors, however the fund may invest up to 100% of its total assets in U.S. Government securities.

The fund may invest up to 50% of its total assets in foreign securities, including securities of issuers located in developing countries. The fund may invest up to 25% of its total assets in government securities of any one foreign country. The fund may also invest up to 10% of its total assets in equity securities of U.S. and foreign companies. The fund may invest in debt obligations issued by certain supranational entities, such as the World Bank.

The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, whether denominated in the U.S. dollar or in other currencies. The fund's portfolio managers usually sell a particular security when any of those factors materially changes.

AIM V.I. GLOBAL UTILITIES FUND

The fund's investment objectives are to achieve a high level of current income and secondarily, growth of capital, by investing primarily in the common and preferred stocks of public utility companies (either domestic or foreign).

The fund attempts to meet these objectives by investing, normally, at least 65% of its total assets in securities of domestic and foreign public utility companies. In anticipation of or in response to adverse market conditions the fund may invest up to 100% of its total assets in securities of U.S. issuers. Public utility companies include companies that provide electricity, natural gas, water and sanitary services to the public, telephone or telegraph companies, and other companies providing public communications services. The fund may also invest in developing utility technology companies and in holding companies that derive a substantial portion of their revenues from utility related activities.

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The fund may invest up to 80% of its total assets in foreign securities, including securities of issuers located in developing countries. Developing countries are those countries that are in the initial stages of their industrial cycles. The fund will normally invest in the securities of companies located in at least four different countries, including the United States. The fund may invest up to 25% of its total assets in convertible securities. The fund may also invest up to 25% of its total assets in non-convertible bonds. The fund may invest up to 10% of its total assets in lower-quality debt securities, i.e., "junk bonds."

The fund's portfolio managers focus on securities that have favorable prospects for high current income and growth of capital. The fund's portfolio managers usually sell a particular security when any of those factors materially changes.

The fund is a non-diversified portfolio. With respect to 50% of its total assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer.

AIM V.I. GOVERNMENT SECURITIES FUND

The fund's investment objective is to achieve high current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the United States Government.

The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, including: (1) U.S. Treasury obligations, and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The fund intends to maintain a dollar-weighted average portfolio maturity of between three and ten years. The fund may invest in high-coupon U.S. Government agency mortgage-backed securities, which consist of interests in underlying mortgages with maturities of up to thirty years. The fund may also invest up to 20% of its total assets in foreign securities.

The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concern for safety of principal. The fund's portfolio managers usually sell a particular security when any of those factors materially changes.

AIM V.I. GROWTH FUND

The fund's investment objective is to seek growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum.

The fund may also invest up to 20% of its total assets in foreign securities.

The fund's portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The fund's portfolio managers usually sell a particular security when any of those factors materially changes.

AIM V.I. GROWTH AND INCOME FUND

The fund's primary investment objective is growth of capital with a secondary objective of current income.

The fund attempts to meet these objectives by investing at least 65% of its net assets in common stocks the fund's portfolio managers believe have the potential for above-average growth in revenues and earnings and at least 80% of its net assets in securities that generate income. The fund may also invest up to 20% of its total assets in foreign securities.

The fund's portfolio managers sell a particular security when they believe the securities no longer have that potential or the capacity to generate income.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

AIM V.I. HIGH YIELD FUND

The fund's investment objective is to achieve a high level of current income. The fund's investment objective may be changed by the fund's Board of Directors without shareholder approval.

The fund attempts to meet this objective by investing at least 65% of its assets in publicly traded, lower-quality debt securities, i.e., "junk bonds." The fund will invest at least 80% of its total assets in debt securities, including convertible debt securities, and/or cash or cash equivalents. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities.

Although the fund's portfolio managers focus on debt securities that they believe have favorable prospects for high current income, they also consider the possibility of growth of capital of the security. The fund's portfolio managers usually sell a particular security when any of those factors materially changes.

AIM V.I. INTERNATIONAL EQUITY FUND

The fund's investment objective is to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

The fund attempts to meet this objective by investing at least 70% of its total assets in marketable, foreign equity securities. The fund will normally invest in companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The fund may invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies.

The fund's portfolio managers focus on companies that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. In selecting countries in which the fund will invest, the fund's portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The fund's portfolio managers usually sell a particular security when any of those factors materially change.

AIM V.I. MONEY MARKET FUND

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

The fund attempts to meet this objective by investing only in high-quality U.S. dollar-denominated short-term obligations, including the following:

o securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

o        foreign government obligations

o bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks

o        repurchase agreements

o        commercial paper

o        taxable municipal securities

o        master notes

The fund may invest up to 100% of its total assets in obligations issued by banks. The fund may invest up to 25% of its total assets in foreign bank obligations, limited to Eurodollar obligations (U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank), and obligations of foreign branches of foreign banks. No limit applies to Eurodollar obligations unconditionally guaranteed by the domestic parent of the foreign branch, or Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulations as U.S. banks.

The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The fund's portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable.

AIM V.I. VALUE FUND

The fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by the fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

The fund also may invest in preferred stocks and debt instruments that are consistent with its investment objective. Although the fund may receive income from these investments, they will be purchased for their potential for growth of capital and not for their ability to generate income. The fund also may invest up to 25% of its total assets in foreign securities.

The fund's portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities; and
(4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The fund's portfolio managers usually sell a particular security when they believe the company no longer fits into any of the above categories.

ALL FUNDS (EXCEPT AIM V.I. MONEY MARKET FUND)

In anticipation of or in response to adverse market conditions or for cash management purposes, each fund may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities. As a result, each fund may not achieve its investment objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

AIM V.I. AGGRESSIVE GROWTH FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities goes up and down in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desired price. As a result, the price of your shares may decline.

AIM V.I. BALANCED FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities goes up and down in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer the debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation. The values of convertible securities in which the fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

AIM V.I. CAPITAL APPRECIATION FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities goes up and down in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desired price. As a result, the price of your shares may decline.

AIM V.I. CAPITAL DEVELOPMENT FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities goes up and down in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stock of larger, more-established companies. Also, since common stock of smaller companies may not be traded as often as common stock of larger, more-established companies, it may be difficult or impossible for the fund to sell securities in the fund at a desired price. As a result, the price of your shares may decline.

AIM V.I. DIVERSIFIED INCOME FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities fluctuates in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer a bond's duration, the more sensitive it is to this risk. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

Compared to higher quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce both the market value of and income from such securities.

AIM V.I. GLOBAL UTILITIES FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities goes up and down in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

The value of the fund's shares is particularly vulnerable to factors affecting the utility company industry, such as substantial economic, operational or regulatory changes. Such changes may, among other things, increase compliance costs or the costs of doing business. In addition, increases in fuel, energy and other prices have historically limited the growth potential of utility companies. Because the fund focuses its investments in the public utility industry, the value of your shares may rise and fall more than the value of shares of a fund that invests more broadly.

Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. The value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

AIM V.I. GOVERNMENT SECURITIES FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the higher a bond's duration, the more sensitive it is to this risk. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

High-coupon U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than the then prevailing market rate yield. The fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce both the market value of, and income from, such securities.

AIM V.I. GROWTH FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities fluctuates in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

AIM V.I. GROWTH AND INCOME FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities fluctuates in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

AIM V.I. HIGH YIELD FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests.

Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors claims. The value of junk bonds often fluctuates in response to company, political or economic growth developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; lower-quality bonds are less sensitive to this risk than are higher-quality bonds.

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

AIM V.I. INTERNATIONAL EQUITY FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities goes up and down in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

If the seller of a repurchase agreement in which the fund invests defaults on its obligations or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

AIM V.I. MONEY MARKET FUND

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The income you may receive from your investment may vary. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interests rates rise, bond prices fall; the longer a bond's duration, the more sensitive it is to this risk. The value of the fund's shares is particularly vulnerable to factors affecting the banking industry, such as government regulation, credit risk and interest rate changes.

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

AIM V.I. VALUE FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities fluctuates in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

ALL FUNDS

The value of your shares could be adversely affected if the computer systems used by the funds' investment advisor and the funds' other service providers are unable to distinguish the year 2000 from the year 1900.

The funds' investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the funds invests.

The prices of foreign securities may be further affected by other factors, including:

o Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

o Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

For AIM V.I. Global Utilities Fund and AIM V.I. International Equity Fund these factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

PERFORMANCE INFORMATION

The bar charts and tables shown below provide an indication of the risks of investing in each fund. A fund's past performance is not necessarily an indication of its future performance.

AIM V.I. CAPITAL APPRECIATION FUND

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges at the separate account level. If it did, the annual total returns shown would be lower.

                      AIM V.I. CAPITAL APPRECIATION FUND

                                    [GRAPH]

                                                        ANNUAL
                                                        TOTAL
                     YEAR                               RETURN
                     ----                               ------
                     1994.............................   2.50%
                     1995.............................  35.69%
                     1996.............................  17.58%
                     1997.............................  13.50%
                     1998.............................  19.30%

During the periods shown in the bar chart, the highest quarterly return was 24.04% (quarter ended December 31, 1998) and the lowest quarter return was -14.75% (quarter ended September 30, 1998.)

AIM V.I. DIVERSIFIED INCOME FUND

ANNUAL TOTAL RETURNS

The following chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges at the separate account level. If it did, the annual total returns shown would be lower.

                        AIM V.I. DIVERSIFIED INCOME FUND

                                    [GRAPH]
                                                       ANNUAL
                                                       TOTAL
                    YEAR                               RETURN
                    ----                               ------
                    1994.............................  (5.07)%
                    1995.............................  19.02%
                    1996.............................  10.19%
                    1997.............................   9.39%
                    1998.............................   3.58%

During the periods shown in the bar chart, the highest quarterly return was 5.54% (quarter ended June 30, 1995) and the lowest quarterly return was -3.16% (quarter ended March 31, 1994.)

AIM V.I. GLOBAL UTILITIES FUND

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges at the separate account level. If it did, the annual returns shown would be lower.

                         AIM V.I. GLOBAL UTILITIES FUND

                                    [GRAPH]
                                                       ANNUAL
                                                       TOTAL
                    YEAR                               RETURN
                    ----                               ------
                    1995.............................  26.74%
                    1996.............................  12.07%
                    1997.............................  21.63%
                    1998.............................  16.49%

During the periods shown in the bar chart, the highest quarterly return was 12.15% (quarter ended December 31, 1998) and the lowest quarter return was -4.98% (quarter ended September 30, 1998.)

AIM V.I. GOVERNMENT SECURITIES FUND

ANNUAL TOTAL RETURNS

The following chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges at the separate account level. If it did, the annual total returns shown would be lower.

                      AIM V.I. GOVERNMENT SECURITIES FUND

                                    [GRAPH]
                                                        ANNUAL
                                                        TOTAL
                     YEAR                               RETURN
                     ----                               ------
                     1994.............................  (3.73)%
                     1995.............................  15.56%
                     1996.............................   2.29%
                     1997.............................   8.16%
                     1998.............................   7.73%

During the periods shown in the bar chart, the highest quarterly return was 5.48% (quarter ended June 30, 1995) and the lowest quarterly return was -2.82% (quarter ended March 31, 1994.)

AIM V.I. GROWTH FUND

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges at the separate account level. If it did, the annual total returns shown would be lower.

                              AIM V.I. GROWTH FUND

                                    [GRAPH]

                                                         ANNUAL
                                                         TOTAL
                      YEAR                               RETURN
                      ----                               ------
                      1994.............................  (2.48)%
                      1995.............................  34.77%
                      1996.............................  18.09%
                      1997.............................  26.87%
                      1998.............................  34.12%

During the periods shown in the bar chart, the highest quarterly return was 27.80% (quarter ended December 31, 1998) and the lowest quarter return was -11.71% (quarter ended September 30, 1998.)

AIM V.I. GROWTH AND INCOME FUND

ANNUAL TOTAL RETURNS

The following chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges at the separate account level. If it did, the annual total returns shown would be lower.

                        AIM V.I. GROWTH AND INCOME FUND


                                    [GRAPH]

                                                         ANNUAL
                                                         TOTAL
                      YEAR                               RETURN
                      ----                               ------
                      1995.............................  33.86%
                      1996.............................  19.94%
                      1997.............................  25.72%
                      1998.............................  27.68%

During the periods shown in the bar chart, the highest quarterly return was 26.48% (quarter ended December 31, 1998) and the lowest quarterly return was -11.76% (quarter ended September 30, 1998.)

AIM V.I. INTERNATIONAL EQUITY FUND

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges at the separate account level. If it did, the annual total return shown would be lower.

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                    [GRAPH]

                                                        ANNUAL
                                                        TOTAL
                     YEAR                               RETURN
                     ----                               ------
                     1994.............................  (1.61)%
                     1995.............................  17.24%
                     1996.............................  20.05%
                     1997.............................   6.94%
                     1998.............................  15.49%

During the periods shown in the bar chart, the highest quarterly return was 14.36% (quarter ended March 31, 1998) and the lowest quarter return was -13.81% (quarter ended September 30, 1998.)

AIM V.I. MONEY MARKET FUND

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges at the separate account level. If it did, the annual total return shown would be lower.

                           AIM V.I. MONEY MARKET FUND

                                    [GRAPH]

                                                        ANNUAL
                                                        TOTAL
                     YEAR                               RETURN
                     ----                               ------
                     1994.............................   3.64%
                     1995.............................   5.70%
                     1996.............................   4.95%
                     1997.............................   5.13%
                     1998.............................   5.06%

During the periods shown in the bar chart, the highest quarterly return was 1.45% (quarter ended September 30, 1995) and the lowest quarterly return was 0.60% (quarter ended March 31, 1994.)

AIM V.I. VALUE FUND

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year.

                              AIM V.I. VALUE FUND

                                    [GRAPH]

                                                       ANNUAL
                                                       TOTAL
                    YEAR                               RETURN
                    ----                               ------
                    1994.............................   4.04%
                    1995.............................  36.25%
                    1996.............................  15.02%
                    1997.............................  23.69%
                    1998.............................  32.41%

During the periods shown in the bar chart, the highest quarterly return was 27.04% (quarter ended December 31, 1998) and the lowest quarter return was -12.00% (quarter ended September 30, 1998.)

PERFORMANCE TABLES

AIM V.I. CAPITAL APPRECIATION FUND

The following performance table compares the fund's performance to that of a broad-based securities market index.


===========================================================================================================
       Average Annual Total Returns                                               Since       Inception
   (for the periods ended December 31, 1998)       1 Year         5 Years        Inception         Date
-----------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 19.30%          17.23%         18.77%       05/05/93
-----------------------------------------------------------------------------------------------------------
The Standard & Poor's 500 Index(1)                 28.60%          24.08%         22.61%(2)    04/30/93(2)
===========================================================================================================

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

(2) The average annual total return given is since the date closest to the inception date of the fund.

AIM V.I. DIVERSIFIED INCOME FUND

The following performance table compares the fund's performance to that of a broad-based securities market index.


===========================================================================================================
         Average Annual Total Returns                                               Since     Inception
   (for the periods ended December 31, 1998)       1 Year         5 Years        Inception      Date
-----------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund                   3.58%          7.12%          7.38%         05/05/93
-----------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index(1)            8.69%          7.27%          7.25%(2)      04/30/93(2)
===========================================================================================================

(1) The Lehman Brothers Aggregate Bond Index is an unmanaged index generally considered representative of treasury, agency, corporate and mortgage-backed debt securities.

(2) The average annual total return given is since the date closest to the inception date of the fund.


AIM V.I. GLOBAL UTILITIES FUND

The following performance table compares the fund's performance to that of a broad-based securities market index.


===========================================================================================================
        Average Annual Total Returns                                  Since          Inception
   (for the periods ended December 31, 1998)        1 Year          Inception          Date
-----------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                      16.49%           15.44%          05/02/94
-----------------------------------------------------------------------------------------------------------
[Lipper Utility Fund Index](1)                      18.40%           15.82%(2)       04/30/94(2)
===========================================================================================================

(1)  The Lipper Utility Fund Index [    ].

(2) The average annual total return given is since the date closest to the inception date of the fund.

AIM V.I. GOVERNMENT SECURITIES FUND

The following performance table compares the fund's performance to that of a broad-based securities market index.


===========================================================================================================
               Average Annual Total Returns                                          Since      Inception
        (for the periods ended December 31, 1998)          1 Year      5 Years     Inception      Date
-----------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                        7.73%        5.80%       5.76%      05/05/93
-----------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Government Bond Index(1)      8.49%        6.45%       6.31%(2)   04/30/93(2)
===========================================================================================================

(1) The Lehman Bros Intermediate Government Bond Index is an unmanaged composite generally considered representative of intermediate U.S. Treasury and U.S. government agency securities.

(2) The average annual total return given is since the date closest to the inception date of the fund.


AIM V.I. GROWTH FUND

The following performance table compares the fund's performance to that of a broad-based securities market index.


===========================================================================================================
           Average Annual Total Returns                                             Since       Inception
    (for the periods ended December 31, 1998)        1 Year        5 Years       Inception         Date
-----------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                 34.12%        21.44%         20.87%        05/05/93
-----------------------------------------------------------------------------------------------------------
The Standard & Poor's 500 Index(1)                   28.60%        24.08%         22.61%(2)     04/30/93(2)
===========================================================================================================

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. Stock market performance.

(2) The average annual total return given is since the date closest to the inception date of the fund.

AIM V.I. GROWTH AND INCOME FUND

The following performance table compares the fund's performance to that of a broad-based securities market index.


===========================================================================================================
           Average Annual Total Returns                               Since          Inception
    (for the periods ended December 31, 1998)         1 Year        Inception           Date
-----------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                       27.68%         22.49%           05/02/94
-----------------------------------------------------------------------------------------------------------
The Standard & Poor's 500 Index(1)                    28.60%         26.68%(2)        04/30/94(2)
===========================================================================================================

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. Stock market performance.

(2) The average annual total return given is since the date closest to the inception date of the fund.


AIM V.I. INTERNATIONAL EQUITY FUND

The following performance table compares the fund's performance to that of a broad-based securities market index.



===========================================================================================================
               Average Annual Total Returns                                           Since      Inception
         (for the periods ended December 31, 1998)          1 Year      5 Years     Inception      Date
-----------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                          15.49%      11.33%      13.36%      05/05/93
-----------------------------------------------------------------------------------------------------------
The Morgan Stanley Capital International EAFE Index (1)     20.00%       9.19%       9.57%(2)   04/30/93(2)
===========================================================================================================

(1) The Morgan Stanley Capital International EAFE Index measures performance for 14 European developed country stock markets. The Index is capitalization weighted. Companies included in the index replicate the industry composition of each local market and, in addition, represent a sampling of large, medium and small capitalization companies from each local market, taking into account the stocks' liquidity.

(2) The average annual total return given is since the date closest to the inception date of the fund.

AIM V.I. MONEY MARKET FUND

The AIM V.I. Money Market Fund's seven day yield on December 31, 1998 was ___%. For the current seven day yield, call (800) 347-4246.

===========================================================================================================
           Average Annual Total Returns                                            Since        Inception
    (for the periods ended December 31, 1998)        1 Year        5 Years       Inception        Date
-----------------------------------------------------------------------------------------------------------
AIM V.I. Money Market Fund                            5.06%         4.90%          4.59%        05/05/93
===========================================================================================================

AIM V.I. VALUE FUND

The following performance table compares the fund's performance to that of a broad-based securities market index.


===========================================================================================================
           Average Annual Total Returns                                            Since        Inception
    (for the periods ended December 31, 1998)        1 Year        5 Years       Inception        Date
-----------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                  32.41%        21.70%         21.90%        05/05/93
-----------------------------------------------------------------------------------------------------------
The Standard & Poor's 500 Index(1)                   28.60%        24.08%         22.61%(2)     04/30/93(2)
===========================================================================================================

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. Stock market performance.

(2) The average annual total return given is since the date closest to the inception date of the fund.

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as each fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of each fund's operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.

The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the funds, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 1998, the advisor received compensation of average daily net assets of each fund as follows:


     FUND                                                          ADVISORY FEE
     AIM V.I. Aggressive Growth Fund                                    %
     AIM V.I. Balanced Fund                                             %
     AIM V.I. Capital Appreciation Fund                                 %
     AIM V.I. Capital Development Fund                                  %
     AIM V.I. Diversified Income Fund                                   %
     AIM V.I. Global Utilities Fund                                     %
     AIM V.I. Government Securities Fund                                %
     AIM V.I. Growth Fund                                               %
     AIM V.I. Growth and Income Fund                                    %
     AIM V.I. High Yield Fund                                           %
     AIM V.I. International Equity Fund                                 %
     AIM V.I. Money Market Fund                                         %
     AIM V.I. Value Fund                                                %

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of each fund's portfolio, all of whom are officers of A I M Capital Management, Inc. a wholly owned subsidiary of the advisor, are

AIM V.I. AGGRESSIVE GROWTH FUND

o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

o Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, Mr. Scavone was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc.

o Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1990.

AIM V.I. BALANCED FUND

o Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

o Claude C. Cody, IV, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

o Craig A. Smith, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

o Meggan M. Walsh, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1991.

AIM V.I. CAPITAL APPRECIATION FUND

o David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1982.

o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

o Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996 Mr. Scavone was an Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc.

o Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

AIM V.I. CAPITAL DEVELOPMENT FUND

o Edgar M. Larsen, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1981 to 1996 Mr. Larsen was, among other offices, Senior Vice President of John Hancock Advisers, Inc. and its predecessors.

o Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

AIM V.I. DIVERSIFIED INCOME FUND

o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1992.

o Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.

o John L. Pessarra, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliate since 1990.

AIM V.I. GLOBAL UTILITIES FUND

o Carolyn L. Gibbs, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

o Claude C. Cody, IV, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

o Craig A. Smith, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

o Meggan M. Walsh, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1991.

AIM V.I. GOVERNMENT SECURITIES FUND

o Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

o Karen Dunn Kelley, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

o Marcel S. Theriot, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

AIM V.I. GROWTH FUND

o David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1982.

o Monika H. Degan, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995. From 1991 to 1995, Ms. Degan was a Senior Financial Analyst for Shell Oil Co. Pension Trust.

o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

o Jonathan C. Schoolar, Senior Portfolio Manager , who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1986.

AIM V.I. GROWTH AND INCOME FUND

o Brant H. DeMuth, Portfolio Manager, who has been responsible for the fund since 1998, and has been associated with the advisor and/or its affiliates since 1996. From 1992 to 1996, Mr. DeMuth was portfolio manager for Colorado Public Employee Retirement Association.

o Joel E. Dobberpuhl, Senior Portfolio Manager, who has been responsible for the fund since 1995, and has been associated with the advisor and/or its affiliates since 1990.

o Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 1994, and has been associated with the advisor and/or its affiliates since 1987.

AIM V.I. HIGH YIELD FUND

o John L. Pessarra, Senior Portfolio Manager, who has been responsible for the fund since 1998, and has been associated with the advisor and/or its affiliates since 1990.

o Kevin E. Rogers, Senior Portfolio Manager, who has been responsible for the fund since 1998, and has been associated with the advisor and/or its affiliates since 1991.

AIM V.I. INTERNATIONAL EQUITY FUND

o A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1989.

o Clas G. Olsson, Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

o Paul A. Rogge, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1992 and has been associated with the advisor and/or its affiliates since 1991.

o Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

AIM V.I. VALUE FUND

o Joel E. Dobberpuhl, Senior Portfolio Manager, who has been responsible for the fund since 1993, and has been associated with the advisor and/or its affiliates since 1990.

o Evan G. Harrel, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998 Mr. Harrel was Vice President and portfolio manager of Van Kampen American Capital Asset Management, Inc. and portfolio manager of various growth and equity funds.

o Robert A. Shelton, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995. From ____ to 1995, Mr. Shelton was a financial analyst for CS First Boston.

OTHER INFORMATION

PURCHASE AND REDEMPTION OF SHARES

Each fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in each fund serves as the fund's designee for receiving orders of separate accounts that invest in the fund.

PRICING OF SHARES

Each of the funds prices its shares based on its net asset value. The funds, except AIM V.I. Money Market Fund, value portfolio securities for which market quotations are readily available at market value. The funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM V.I. Money Market Fund values all of its securities based on the amortized cost method. The funds, except AIM V.I. Money Market Fund, value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors. The effect of using fair value pricing is that a fund's net asset value will be subject to the judgment of the Board of Directors or its designee instead of being determined by the market. Because some of the funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the funds. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

DIVIDENDS AND DISTRIBUTIONS

Dividends

Each fund other than AIM V.I. Money Market Fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. AIM V.I. Money Market Fund generally declares and pays dividends, if any, daily.

Capital Gains Distributions

Each fund other than AIM V.I. Money Market Fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually to separate accounts participating life insurance companies. AIM V.I. Money Market Fund may distribute net realized short-term gains, if any, more frequently.

At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of that fund.

FUTURE FUND CLOSURE

Due to the sometime limited availability of common stocks of small-cap companies that meet the investment criteria for AIM V.I. Aggressive Growth Fund, the fund may periodically suspend or limit the offering of its shares will be closed to new participants when fund assets reach $200 million.

During closed periods, the fund will accept additional investments from existing participants.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of each fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in each fund's annual report, which is available upon request.

AIM V.I. AGGRESSIVE GROWTH FUND


                                                             ------------------
                                                               For the period
                                                                 May 1, 1998
                                                                  through
                                                                December 31,
                                                                   1998
                                                             ------------------
Net asset value, beginning of period                             $ xx.xx
                                                                 -------
Income from investment operations:
  Net investment income (loss)                                     (x.xx)
                                                                 -------
  Net gains on securities (both realized and unrealized)           (x.xx)
                                                                 -------
    Total from investment operations                               (x.xx)
                                                                 -------
Distributions from net realized gains                              (x.xx)
                                                                 -------
Net asset value, end of period                                   $ xx.xx
                                                                 -------
Total return (a)                                                   (x.xx)%
                                                                 -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $xx,xxx
                                                                 -------
Ratio of expenses to average net assets (b)                         x.xx%(c)(d)
                                                                 -------
Ratio of net investment income (loss) to average net assets(e)     (x.xx)%(c)
                                                                 -------
Portfolio turnover rate                                               xx%
                                                                 -------

(a) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%.
(b) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%.

AIM V.I. BALANCED FUND


                                                             ------------------
                                                               For the period
                                                                 May 1, 1998
                                                                  through
                                                                December 31,
                                                                   1998
                                                             ------------------
Net asset value, beginning of period                             $ xx.xx
                                                                 -------
Income from investment operations:
  Net investment income (loss)                                     (x.xx)
                                                                 -------
  Net gains on securities (both realized and unrealized)           (x.xx)
                                                                 -------
    Total from investment operations                               (x.xx)
                                                                 -------
Distributions from net realized gains                              (x.xx)
                                                                 -------
Net asset value, end of period                                   $ xx.xx
                                                                 -------
Total return (a)                                                   (x.xx)%
                                                                 -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $xx,xxx
                                                                 -------
Ratio of expenses to average net assets (b)                         x.xx%(c)(d)
                                                                 -------
Ratio of net investment income (loss) to average net assets(e)     (x.xx)%(c)
                                                                 -------
Portfolio turnover rate                                               xx%
                                                                 -------

(a) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%.
(b) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%.



AIM V.I. CAPITAL APPRECIATION FUND

                                                             ----------------------------------------------  ----------------------
                                                                         Year Ended December 31,             Year ended January 31,
                                                             ----------------------------------------------  ----------------------
                                                               1998           1997        1996       1995       1995       1994
                                                              -------        -------     -------    -------    -------    -------
Net asset value, beginning of period                          $ xx.xx        $ xx.xx     $ xx.xx    $ xx.xx    $ xx.xx    $ xx.xx
                                                              -------        -------     -------    -------    -------    -------
Income from investment operations:
  Net investment income (loss)                                  (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
  Net gains on securities (both realized and unrealized)        (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
   Total from investment operations                             (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
Distributions from net realized gains                           (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
Net asset value, end of period                                $ xx.xx        $ xx.xx     $ xx.xx    $ xx.xx    $ xx.xx    $ xx.xx
                                                              -------        -------     -------    -------    -------    -------
Total return (a)                                                (x.xx)%        (x.xx)%     (x.xx)%    (x.xx)%    (x.xx)%    (x.xx)%
                                                              -------        -------     -------    -------    -------    -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $xx,xxx        $xx,xxx     $xx,xxx    $xx,xxx    $xx,xxx    $xx,xxx
                                                              -------        -------     -------    -------    -------    -------
Ratio of expenses to average net assets (b)                      x.xx%(c)(d)    x.xx%       x.xx%      x.xx%      x.xx%      x.xx%
                                                              -------        -------     -------    -------    -------    -------
Ratio of net investment income (loss) to average net assets(e)  (x.xx)%(c)     (x.xx)%     (x.xx)%    (x.xx)%    (x.xx)%    (x.xx)%
                                                              -------        -------     -------    -------    -------    -------
Portfolio turnover rate                                            xx%            xx%         xx%        xx%        xx%        xx%
                                                              -------        -------     -------    -------    -------    -------

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(b) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

AIM V.I. CAPITAL DEVELOPMENT FUND



                                                             ------------------
                                                               For the period
                                                                 May 1, 1998
                                                                  through
                                                                December 31,
                                                                   1998
                                                             ------------------
Net asset value, beginning of period                             $ xx.xx
                                                                 -------
Income from investment operations:
  Net investment income (loss)                                     (x.xx)
                                                                 -------
  Net gains on securities (both realized and unrealized)           (x.xx)
                                                                 -------
    Total from investment operations                               (x.xx)
                                                                 -------
Distributions from net realized gains                              (x.xx)
                                                                 -------
Net asset value, end of period                                   $ xx.xx
                                                                 -------
Total return (a)                                                   (x.xx)%
                                                                 -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $xx,xxx
                                                                 -------
Ratio of expenses to average net assets (b)                         x.xx%(c)(d)
                                                                 -------
Ratio of net investment income (loss) to average net assets(e)     (x.xx)%(c)
                                                                 -------
Portfolio turnover rate                                               xx%
                                                                 -------

(a) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%.
(b) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%.


AIM V.I. DIVERSIFIED INCOME FUND

                                                             ----------------------------------------------  ----------------------
                                                                         Year Ended December 31,             Year ended January 31,
                                                             ----------------------------------------------  ----------------------
                                                               1998           1997        1996       1995       1995       1994
                                                              -------        -------     -------    -------    -------    -------
Net asset value, beginning of period                          $ xx.xx        $ xx.xx     $ xx.xx    $ xx.xx    $ xx.xx    $ xx.xx
                                                              -------        -------     -------    -------    -------    -------
Income from investment operations:
  Net investment income (loss)                                  (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
  Net gains on securities (both realized and unrealized)        (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
   Total from investment operations                             (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
Distributions from net realized gains                           (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
Net asset value, end of period                                $ xx.xx        $ xx.xx     $ xx.xx    $ xx.xx    $ xx.xx    $ xx.xx
                                                              -------        -------     -------    -------    -------    -------
Total return (a)                                                (x.xx)%        (x.xx)%     (x.xx)%    (x.xx)%    (x.xx)%    (x.xx)%
                                                              -------        -------     -------    -------    -------    -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $xx,xxx        $xx,xxx     $xx,xxx    $xx,xxx    $xx,xxx    $xx,xxx
                                                              -------        -------     -------    -------    -------    -------
Ratio of expenses to average net assets (b)                      x.xx%(c)(d)    x.xx%       x.xx%      x.xx%      x.xx%      x.xx%
                                                              -------        -------     -------    -------    -------    -------
Ratio of net investment income (loss) to average net assets(e)  (x.xx)%(c)     (x.xx)%     (x.xx)%    (x.xx)%    (x.xx)%    (x.xx)%
                                                              -------        -------     -------    -------    -------    -------
Portfolio turnover rate                                            xx%            xx%         xx%        xx%        xx%        xx%
                                                              -------        -------     -------    -------    -------    -------

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(b) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

AIM V.I. GLOBAL UTILITIES FUND
[GRAPHIC OMITTED]


                                                               ----------------------------------------------------   -------------
                                                                                                                       Year Ended
                                                                             Year Ended December 31,                   January 31,
                                                               ----------------------------------------------------   -------------
                                                                  1998            1997         1996         1995          1995
                                                                --------        --------     ---------    ---------     ---------
Net asset value, beginning of period                            $  xx.xx        $  xx.xx     $   xx.xx    $   xx.xx     $   xx.xx
                                                                --------        --------     ---------    ---------     ---------
Income from investment operations:
  Net investment income (loss)                                     (x.xx)          (x.xx)        (x.xx)       (x.xx)        (x.xx)
                                                                --------        --------     ---------    ---------     ---------
  Net gains on securities (both realized and unrealized)           (x.xx)          (x.xx)        (x.xx)       (x.xx)        (x.xx)
                                                                --------        --------     ---------    ---------     ---------
    Total from investment operations                               (x.xx)          (x.xx)        (x.xx)       (x.xx)        (x.xx)
                                                                --------        --------     ---------    ---------     ---------
Distributions from net realized gains                              (x.xx)          (x.xx)        (x.xx)       (x.xx)        (x.xx)
                                                                --------        --------     ---------    ---------     ---------
Net asset value, end of period                                  $  xx.xx        $  xx.xx     $   xx.xx    $   xx.xx     $   xx.xx
                                                                --------        --------     ---------    ---------     ---------
Total return (a)                                                   (x.xx)%         (x.xx)%       (x.xx)%      (x.xx)%       (x.xx)%
                                                                --------        --------     ---------    ---------     ---------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ xx,xxx        $ xx,xxx     $  xx,xxx    $  xx,xxx     $  xx,xxx
                                                                --------        --------     ---------    ---------     ---------
Ratio of expenses to average net assets (b)                         x.xx%(c)(d)     x.xx%         x.xx%        x.xx%         x.xx%
                                                                --------        --------     ---------    ---------     ---------
Ratio of net investment income (loss) to average net assets(e)     (x.xx)%(c)      (x.xx)%       (x.xx)%      (x.xx)%       (x.xx)%
                                                                --------        --------     ---------    ---------     ---------
Portfolio turnover rate                                               xx%             xx%           xx%          xx%           xx%
                                                                --------        --------     ---------    ---------     ---------

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(b) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.


AIM V.I. GOVERNMENT SECURITIES FUND

                                                             ----------------------------------------------  ----------------------
                                                                         Year Ended December 31,             Year ended January 31,
                                                             ----------------------------------------------  ----------------------
                                                               1998           1997        1996       1995       1995       1994
                                                              -------        -------     -------    -------    -------    -------
Net asset value, beginning of period                          $ xx.xx        $ xx.xx     $ xx.xx    $ xx.xx    $ xx.xx    $ xx.xx
                                                              -------        -------     -------    -------    -------    -------
Income from investment operations:
  Net investment income (loss)                                  (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
  Net gains on securities (both realized and unrealized)        (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
   Total from investment operations                             (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
Distributions from net realized gains                           (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
Net asset value, end of period                                $ xx.xx        $ xx.xx     $ xx.xx    $ xx.xx    $ xx.xx    $ xx.xx
                                                              -------        -------     -------    -------    -------    -------
Total return (a)                                                (x.xx)%        (x.xx)%     (x.xx)%    (x.xx)%    (x.xx)%    (x.xx)%
                                                              -------        -------     -------    -------    -------    -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $xx,xxx        $xx,xxx     $xx,xxx    $xx,xxx    $xx,xxx    $xx,xxx
                                                              -------        -------     -------    -------    -------    -------
Ratio of expenses to average net assets (b)                      x.xx%(c)(d)    x.xx%       x.xx%      x.xx%      x.xx%      x.xx%
                                                              -------        -------     -------    -------    -------    -------
Ratio of net investment income (loss) to average net assets(e)  (x.xx)%(c)     (x.xx)%     (x.xx)%    (x.xx)%    (x.xx)%    (x.xx)%
                                                              -------        -------     -------    -------    -------    -------
Portfolio turnover rate                                            xx%            xx%         xx%        xx%        xx%        xx%
                                                              -------        -------     -------    -------    -------    -------

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(b) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

AIM V.I. GROWTH FUND

                                                             ----------------------------------------------  ----------------------
                                                                         Year Ended December 31,             Year ended January 31,
                                                             ----------------------------------------------  ----------------------
                                                               1998           1997        1996       1995       1995       1994
                                                              -------        -------     -------    -------    -------    -------
Net asset value, beginning of period                          $ xx.xx        $ xx.xx     $ xx.xx    $ xx.xx    $ xx.xx    $ xx.xx
                                                              -------        -------     -------    -------    -------    -------
Income from investment operations:
  Net investment income (loss)                                  (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
  Net gains on securities (both realized and unrealized)        (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
   Total from investment operations                             (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
Distributions from net realized gains                           (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
Net asset value, end of period                                $ xx.xx        $ xx.xx     $ xx.xx    $ xx.xx    $ xx.xx    $ xx.xx
                                                              -------        -------     -------    -------    -------    -------
Total return (a)                                                (x.xx)%        (x.xx)%     (x.xx)%    (x.xx)%    (x.xx)%    (x.xx)%
                                                              -------        -------     -------    -------    -------    -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $xx,xxx        $xx,xxx     $xx,xxx    $xx,xxx    $xx,xxx    $xx,xxx
                                                              -------        -------     -------    -------    -------    -------
Ratio of expenses to average net assets (b)                      x.xx%(c)(d)    x.xx%       x.xx%      x.xx%      x.xx%      x.xx%
                                                              -------        -------     -------    -------    -------    -------
Ratio of net investment income (loss) to average net assets(e)  (x.xx)%(c)     (x.xx)%     (x.xx)%    (x.xx)%    (x.xx)%    (x.xx)%
                                                              -------        -------     -------    -------    -------    -------
Portfolio turnover rate                                            xx%            xx%         xx%        xx%        xx%        xx%
                                                              -------        -------     -------    -------    -------    -------

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(b) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.




AIM V.I. GROWTH AND INCOME FUND



                                                               ----------------------------------------------------   -------------
                                                                                                                       Year Ended
                                                                             Year Ended December 31,                   January 31,
                                                               ----------------------------------------------------   -------------
                                                                  1998            1997         1996         1995          1995
                                                                --------        --------     ---------    ---------     ---------
Net asset value, beginning of period                            $  xx.xx        $  xx.xx     $   xx.xx    $   xx.xx     $   xx.xx
                                                                --------        --------     ---------    ---------     ---------
Income from investment operations:
  Net investment income (loss)                                     (x.xx)          (x.xx)        (x.xx)       (x.xx)        (x.xx)
                                                                --------        --------     ---------    ---------     ---------
  Net gains on securities (both realized and unrealized)           (x.xx)          (x.xx)        (x.xx)       (x.xx)        (x.xx)
                                                                --------        --------     ---------    ---------     ---------
    Total from investment operations                               (x.xx)          (x.xx)        (x.xx)       (x.xx)        (x.xx)
                                                                --------        --------     ---------    ---------     ---------
Distributions from net realized gains                              (x.xx)          (x.xx)        (x.xx)       (x.xx)        (x.xx)
                                                                --------        --------     ---------    ---------     ---------
Net asset value, end of period                                  $  xx.xx        $  xx.xx     $   xx.xx    $   xx.xx     $   xx.xx
                                                                --------        --------     ---------    ---------     ---------
Total return (a)                                                   (x.xx)%         (x.xx)%       (x.xx)%      (x.xx)%       (x.xx)%
                                                                --------        --------     ---------    ---------     ---------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ xx,xxx        $ xx,xxx     $  xx,xxx    $  xx,xxx     $  xx,xxx
                                                                --------        --------     ---------    ---------     ---------
Ratio of expenses to average net assets (b)                         x.xx%(c)(d)     x.xx%         x.xx%        x.xx%         x.xx%
                                                                --------        --------     ---------    ---------     ---------
Ratio of net investment income (loss) to average net assets(e)     (x.xx)%(c)      (x.xx)%       (x.xx)%      (x.xx)%       (x.xx)%
                                                                --------        --------     ---------    ---------     ---------
Portfolio turnover rate                                               xx%             xx%           xx%          xx%           xx%
                                                                --------        --------     ---------    ---------     ---------

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(b) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

AIM V.I. HIGH YIELD FUND



                                                             ------------------
                                                               For the period
                                                                 May 1, 1998
                                                                  through
                                                                December 31,
                                                                   1998
                                                             ------------------
Net asset value, beginning of period                             $ xx.xx
                                                                 -------
Income from investment operations:
  Net investment income (loss)                                     (x.xx)
                                                                 -------
  Net gains on securities (both realized and unrealized)           (x.xx)
                                                                 -------
    Total from investment operations                               (x.xx)
                                                                 -------
Distributions from net realized gains                              (x.xx)
                                                                 -------
Net asset value, end of period                                   $ xx.xx
                                                                 -------
Total return (a)                                                   (x.xx)%
                                                                 -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $xx,xxx
                                                                 -------
Ratio of expenses to average net assets (b)                         x.xx%(c)(d)
                                                                 -------
Ratio of net investment income (loss) to average net assets(e)     (x.xx)%(c)
                                                                 -------
Portfolio turnover rate                                               xx%
                                                                 -------

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%.
(b) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%.


AIM V.I. INTERNATIONAL EQUITY FUND

                                                             ----------------------------------------------  ----------------------
                                                                         Year Ended December 31,             Year ended January 31,
                                                             ----------------------------------------------  ----------------------
                                                               1998           1997        1996       1995       1995       1994
                                                              -------        -------     -------    -------    -------    -------
Net asset value, beginning of period                          $ xx.xx        $ xx.xx     $ xx.xx    $ xx.xx    $ xx.xx    $ xx.xx
                                                              -------        -------     -------    -------    -------    -------
Income from investment operations:
  Net investment income (loss)                                  (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
  Net gains on securities (both realized and unrealized)        (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
   Total from investment operations                             (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
Distributions from net realized gains                           (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
Net asset value, end of period                                $ xx.xx        $ xx.xx     $ xx.xx    $ xx.xx    $ xx.xx    $ xx.xx
                                                              -------        -------     -------    -------    -------    -------
Total return (a)                                                (x.xx)%        (x.xx)%     (x.xx)%    (x.xx)%    (x.xx)%    (x.xx)%
                                                              -------        -------     -------    -------    -------    -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $xx,xxx        $xx,xxx     $xx,xxx    $xx,xxx    $xx,xxx    $xx,xxx
                                                              -------        -------     -------    -------    -------    -------
Ratio of expenses to average net assets (b)                      x.xx%(c)(d)    x.xx%       x.xx%      x.xx%      x.xx%      x.xx%
                                                              -------        -------     -------    -------    -------    -------
Ratio of net investment income (loss) to average net assets(e)  (x.xx)%(c)     (x.xx)%     (x.xx)%    (x.xx)%    (x.xx)%    (x.xx)%
                                                              -------        -------     -------    -------    -------    -------
Portfolio turnover rate                                            xx%            xx%         xx%        xx%        xx%        xx%
                                                              -------        -------     -------    -------    -------    -------

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(b) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

AIM V.I. MONEY MARKET FUND

                                                             ----------------------------------------------  ----------------------
                                                                         Year Ended December 31,             Year ended January 31,
                                                             ----------------------------------------------  ----------------------
                                                               1998           1997        1996       1995       1995       1994
                                                              -------        -------     -------    -------    -------    -------
Net asset value, beginning of period                          $ xx.xx        $ xx.xx     $ xx.xx    $ xx.xx    $ xx.xx    $ xx.xx
                                                              -------        -------     -------    -------    -------    -------
Income from investment operations:
  Net investment income (loss)                                  (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
  Net gains on securities (both realized and unrealized)        (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
   Total from investment operations                             (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
Distributions from net realized gains                           (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
Net asset value, end of period                                $ xx.xx        $ xx.xx     $ xx.xx    $ xx.xx    $ xx.xx    $ xx.xx
                                                              -------        -------     -------    -------    -------    -------
Total return (a)                                                (x.xx)%        (x.xx)%     (x.xx)%    (x.xx)%    (x.xx)%    (x.xx)%
                                                              -------        -------     -------    -------    -------    -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $xx,xxx        $xx,xxx     $xx,xxx    $xx,xxx    $xx,xxx    $xx,xxx
                                                              -------        -------     -------    -------    -------    -------
Ratio of expenses to average net assets (b)                      x.xx%(c)(d)    x.xx%       x.xx%      x.xx%      x.xx%      x.xx%
                                                              -------        -------     -------    -------    -------    -------
Ratio of net investment income (loss) to average net assets(e)  (x.xx)%(c)     (x.xx)%     (x.xx)%    (x.xx)%    (x.xx)%    (x.xx)%
                                                              -------        -------     -------    -------    -------    -------
Portfolio turnover rate                                            xx%            xx%         xx%        xx%        xx%        xx%
                                                              -------        -------     -------    -------    -------    -------

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(b) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.


AIM V.I. VALUE FUND

                                                             ----------------------------------------------  ----------------------
                                                                         Year Ended December 31,             Year ended January 31,
                                                             ----------------------------------------------  ----------------------
                                                               1998           1997        1996       1995       1995       1994
                                                              -------        -------     -------    -------    -------    -------
Net asset value, beginning of period                          $ xx.xx        $ xx.xx     $ xx.xx    $ xx.xx    $ xx.xx    $ xx.xx
                                                              -------        -------     -------    -------    -------    -------
Income from investment operations:
  Net investment income (loss)                                  (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
  Net gains on securities (both realized and unrealized)        (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
   Total from investment operations                             (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
Distributions from net realized gains                           (x.xx)         (x.xx)      (x.xx)     (x.xx)     (x.xx)     (x.xx)
                                                              -------        -------     -------    -------    -------    -------
Net asset value, end of period                                $ xx.xx        $ xx.xx     $ xx.xx    $ xx.xx    $ xx.xx    $ xx.xx
                                                              -------        -------     -------    -------    -------    -------
Total return (a)                                                (x.xx)%        (x.xx)%     (x.xx)%    (x.xx)%    (x.xx)%    (x.xx)%
                                                              -------        -------     -------    -------    -------    -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $xx,xxx        $xx,xxx     $xx,xxx    $xx,xxx    $xx,xxx    $xx,xxx
                                                              -------        -------     -------    -------    -------    -------
Ratio of expenses to average net assets (b)                      x.xx%(c)(d)    x.xx%       x.xx%      x.xx%      x.xx%      x.xx%
                                                              -------        -------     -------    -------    -------    -------
Ratio of net investment income (loss) to average net assets(e)  (x.xx)%(c)     (x.xx)%     (x.xx)%    (x.xx)%    (x.xx)%    (x.xx)%
                                                              -------        -------     -------    -------    -------    -------
Portfolio turnover rate                                            xx%            xx%         xx%        xx%        xx%        xx%
                                                              -------        -------     -------    -------    -------    -------

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(b) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about each fund's investments. The funds' annual report also discusses the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

If you wish to obtain free copies of the funds' current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

You also can obtain copies of the funds' SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.


AIM Variable Insurance Funds, Inc.
SEC 1940 Act file number: 811-7452

[AIM LOGO]




AIM V.I. Global Growth and Income Fund
                                                                   Prospectus
                                                                   May 3, 1999


Shares of the fund are currently offered only to insurance company separate accounts.

AIM V.I. Global Growth and Income Fund seeks to provide long-term growth of capital together with current income.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS
                                                                        PAGE

INVESTMENT OBJECTIVE AND STRATEGIES........................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND...................................3
FUND MANAGEMENT............................................................5
           ADVISOR ARRANGEMENTS............................................5
           ADVISOR COMPENSATION............................................5
           PORTFOLIO MANAGERS..............................................5
OTHER INFORMATION..........................................................6
           PURCHASE AND REDEMPTION OF SHARES...............................6
           PRICING OF SHARES...............................................6
           TAXES...........................................................6
           DIVIDENDS AND DISTRIBUTIONS.....................................6
OBTAINING ADDITIONAL INFORMATION.............................BACK COVER PAGE











The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objectives are growth of capital together with current income.

The fund seeks to achieve its objectives by investing at least 65% of its total assets in a combination of blue-chip equity securities and high-quality government bonds of U.S. and foreign issuers. "Blue chip" equity securities are those which (1) offered, during the issuer's most recent fiscal year, an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index, and (2) are issued by a company with total equity market capitalization of at least $1 billion. High-quality government bonds are rated within one of the two highest ratings categories of Moody's Investors Service, Inc.
or Standard & Poor's, or are deemed to be of comparable quality.

The fund may invest up to 35% of its total assets in other equity securities and government and corporate debt securities that are investment grade, i.e., rated within one of the four highest ratings categories of Moody's or S&P. The fund may purchase debt obligations issued or guaranteed by the U.S. or foreign governments, including foreign states, provinces or municipalities, or their agencies, authorities or instrumentalities and debt obligations of supranational organizations, such as the World Bank. The fund will normally invest in securities of issuers in at least three countries, including the United States, and the fund may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund may not invest more than 40% of its assets in securities of issuers in any one country, other than the U.S. The fund may invest up to 100% of its total assets in either equity or debt securities in response to general economic changes and market conditions around the world.

The portfolio managers allocate assets among securities of countries and in currency denominations where opportunities for meeting the fund's investment objectives are expected to be the most attractive. The portfolio managers usually sell a particular security when opportunities for meeting the fund's investment objectives are no longer considered attractive.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities goes up and down in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer a bond's duration, the more sensitive it is to this risk.

The prices of foreign securities may be further affected by other factors, including:

o Currency exchange rates - The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions - The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

FUND MANAGEMENT

ADVISOR ARRANGEMENTS

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management including the fund's investment decisions and the execution of securities transactions. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. INVESCO Asset Management Limited (the subadvisor), serves as the fund's subadvisor, is located at 11 Devonshire Square, London, England EC2M4YR. The subadvisor is responsible for providing the advisor with economic and market research, securities analysis and investment recommendations with respect to the fund. Both entities are affiliated.

The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives. The subadvisor has acted as an investment advisor since its organization in 19__. The subadvisor advises approximately ___ investment portfolios.

ADVISOR COMPENSATION

The advisor is to receive compensation from the fund calculated at the annual rate of 1.00% of the fund's daily average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, are

         o Paul Griffiths, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

         o Michael Lindsell, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

         o John Nadell, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

OTHER INFORMATION

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment.

The Board of Directors monitors for possible conflicts among separate accounts (and will do so for plans) buying shares of the fund. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Directors or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies.

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually to separate accounts of participating life insurance companies.

At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of that fund.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Semiannual reports to shareholders contain additional information about the fund's investments.

If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.


AIM V.I. Global Growth and Income Fund
SEC 1940 Act file number: 811-7452

[AIM LOGO]




AIM V.I. Telecommunications Fund
                                                                   Prospectus
                                                                   May 3, 1999


Shares of the fund are currently offered only to insurance company separate accounts.

AIM V.I. Telecommunications Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS
                                                                      PAGE

INVESTMENT OBJECTIVE AND STRATEGIES......................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.................................3
FUND MANAGEMENT..........................................................5
           THE ADVISOR...................................................5
           ADVISOR COMPENSATION..........................................5
           PORTFOLIO MANAGERS............................................5
OTHER INFORMATION........................................................6
           PURCHASE AND REDEMPTION OF SHARES.............................6
           PRICING OF SHARES.............................................6
           TAXES.........................................................6
           DIVIDENDS AND DISTRIBUTIONS...................................6
OBTAINING ADDITIONAL INFORMATION...........................BACK COVER PAGE








The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment. The fund will invest, normally, at least 65% of its total assets in common and preferred stocks and warrants to acquire such stocks issued by telecommunications companies. The fund considers a "telecommunications company" to be one that (1) derives at least 50% of its revenues or earnings from telecommunications activities, or (2) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that develop, manufacture, or sell communications services and equipment, computer and electronic components and equipment, mobile communications, and broadcasting. The fund may invest up to 35% of its assets in debt securities issued by telecommunications companies and/or equity and debt securities of other companies the portfolio managers believe will benefit from developments in the telecommunications industry. The fund may also invest in lower quality debt securities , i.e., "junk bonds."

The fund will normally invest in the equity securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will not invest more than 40% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies.

The portfolio managers allocate the fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers normally sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the common stocks in which the fund invests. The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting the telecommunications industry, such as substantial government regulation. Because the fund focuses its investments in the telecommunications industries, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

In addition, the prices of securities issued by foreign issuers may be further affected by other factors, including:

o Currency Exchange Rates - The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and Economic Conditions - The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries

o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.


These factors may affect the price of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures. In addition, developing countries may have greater political or economic instability, less regulation and smaller, less liquid and more volatile markets than countries with more mature economies.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor is to receive compensation from the fund calculated at the annual rate of 1.00% of the fund's daily average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

      o Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1986.

      o Claude C. Cody IV, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

      o Paul A. Rogge, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1991.

      o David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1982.

      o Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

      o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1989.

OTHER INFORMATION

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Directors or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies.

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually to separate accounts of participating life insurance companies.

At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of that fund.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Semiannual reports to shareholders contain additional information about the fund's investments.

If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC- 0330 for information about the Public Reference Room.


AIM V.I. Telecommunications Fund
SEC 1940 Act file number: 811-7452

                                  STATEMENT OF
                             ADDITIONAL INFORMATION





                       AIM VARIABLE INSURANCE FUNDS, INC.

                                11 GREENWAY PLAZA
                                    SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919






  AIM V.I. AGGRESSIVE GROWTH FUND                 AIM V.I. BALANCED FUND
AIM V.I. CAPITAL APPRECIATION FUND           AIM V.I. CAPITAL DEVELOPMENT FUND
 AIM V.I. DIVERSIFIED INCOME FUND         AIM V.I. GLOBAL GROWTH AND INCOME FUND
  AIM V.I. GLOBAL UTILITIES FUND            AIM V.I. GOVERNMENT SECURITIES FUND
  AIM V.I. GROWTH AND INCOME FUND                  AIM V.I. GROWTH FUND
     AIM V.I. HIGH YIELD FUND               AIM V.I. INTERNATIONAL EQUITY FUND
    AIM V.I. MONEY MARKET FUND               AIM V.I. TELECOMMUNICATIONS FUND
                              AIM V.I. VALUE FUND




          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
           IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH
              MAY BE OBTAINED FROM AUTHORIZED DEALERS OR BY WRITING
                    A I M DISTRIBUTORS, INC., P. O. BOX 4739,
                             HOUSTON, TX 77210-4739
                OR BY CALLING (713) 626-1919 (HOUSTON RESIDENTS)
                         OR (800) 347-1919 (ALL OTHERS).


                            ------------------------


             STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 3, 1999
                    RELATING TO PROSPECTUS DATED: MAY 3, 1999

                                TABLE OF CONTENTS



                                                                                                    PAGE
INTRODUCTION..........................................................................................1

GENERAL INFORMATION ABOUT THE FUNDS...................................................................1
         The Company and Its Shares...................................................................1

PERFORMANCE...........................................................................................2
         Total Return Calculations....................................................................2
         Historical Portfolio Results.................................................................2
         Yield Information............................................................................3

PORTFOLIO TRANSACTIONS AND BROKERAGE..................................................................4
         General Brokerage Policy.....................................................................4
         Section 28(e) Standards......................................................................6
         Portfolio Turnover...........................................................................7
         Brokerage Commissions Paid...................................................................8

INVESTMENT STRATEGIES AND RISKS.......................................................................8
         Aggressive Growth Fund.......................................................................8
         Balanced Fund................................................................................9
         Capital Appreciation Fund....................................................................9
         Capital Development Fund.....................................................................9
         Diversified Income Fund.....................................................................10
         Global Growth and Income Fund...............................................................10
         Global Utilities Fund.......................................................................11
         Government Securities Fund..................................................................11
         Growth Fund.................................................................................12
         Growth & Income Fund........................................................................12
         High Yield Fund.............................................................................12
         International Equity Fund...................................................................13
         Money Market Fund...........................................................................13
         Telecommunications Fund.....................................................................14
         Value Fund..................................................................................15

CERTAIN INVESTMENT STRATEGIES AND TECHNIQUES.........................................................16
         Money Market Obligations....................................................................16
         Repurchase Agreements.......................................................................17
         U.S. Government Agency Mortgage-Backed Securities...........................................17
         Convertible Securities......................................................................17
         Real Estate Investments Trusts ("REITS")....................................................18
         Foreign Securities..........................................................................18
         Foreign Exchange Transactions...............................................................19
         ADRs and EDRs...............................................................................19
         Lending of Portfolio Securities.............................................................20
         Reverse Repurchase Agreements...............................................................20
         Delayed Delivery Agreements and When-Issued Securities......................................20
         Dollar Roll Transactions....................................................................22
         Borrowing...................................................................................22
         Illiquid Securities.........................................................................22

         Special Situations..........................................................................22
         Warrants ...................................................................................22
         Short Sales.................................................................................23
         Rule 144A Securities........................................................................23
         Asset Allocation Among Countries............................................................23
         Utilities Industry..........................................................................23

HEDGING AND OTHER INVESTMENT TECHNIQUES..............................................................24
         Options  ...................................................................................24
         Futures and Forward Contracts...............................................................27

RISK FACTORS.........................................................................................29
         Small Capitalization Companies..............................................................29
         Non-Investment Grade Debt Securities........................................................29
         Foreign Securities..........................................................................30
         Non-diversified Portfolio (Global Utilities Fund Only)......................................31

INVESTMENT RESTRICTIONS..............................................................................31
         Fundamental Restrictions....................................................................31
         Non-fundamental Restrictions................................................................32

MANAGEMENT...........................................................................................33
         Directors and Officers......................................................................33
                  Remuneration of Directors..........................................................36
                  AIM Funds Retirement Plan for Eligible Directors/Trustees..........................38
                  Deferred Compensation Agreements...................................................38
         Investment Advisory, Sub-Advisory and Administrative Services Agreements....................39
         The Distribution Agreement..................................................................44

DETERMINATION OF NET ASSET VALUE.....................................................................45

PURCHASE AND REDEMPTION OF SHARES....................................................................47

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.............................................................48

MISCELLANEOUS INFORMATION............................................................................50
         Organization of the Company.................................................................50
         Audit Reports...............................................................................51
         Legal Matters...............................................................................51
         Custodian and Transfer Agent................................................................51
         Principal Holders of Securities.............................................................51
         Other Information...........................................................................55

APPENDIX A..........................................................................................A-1

APPENDIX B..........................................................................................B-1

APPENDIX C..........................................................................................C-1

FINANCIAL STATEMENTS.................................................................................FS

                                  INTRODUCTION

         AIM Variable Insurance Funds, Inc. (the "Company") is a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in Prospectuses dated May 3, 1999 (referred to collectively as the "Prospectuses" and separately as a "Prospectus"), which relate to one or more of the fifteen series portfolios of the Company (referred to collectively as the "Funds" and separately as a "Fund"). One or more of the Company's fifteen Funds may not be available under a particular variable annuity contract or variable life insurance policy. Accordingly, this Statement of Additional Information may contain information that is not relevant to the investment options under such a contract or policy. Additional copies of the Prospectuses of the Funds available under a contract or policy and this Statement of Additional Information may be obtained without charge by contacting the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P. O. Box 4739, Houston, TX 77210-4739 or by calling (713) 626-1919. Investors must receive a Prospectus before they invest. To the extent that this Statement of Additional Information contains information concerning a Fund that is not available under a contract or policy, the Statement of Additional Information does not constitute the offer of the shares of that Fund.

         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Funds' current Prospectus and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                       GENERAL INFORMATION ABOUT THE FUNDS

THE COMPANY AND ITS SHARES

         The Company was organized on January 22, 1993, as a Maryland corporation, and is registered with the SEC as an open-end, series, management investment company. The Company currently consists of fifteen separate Funds as follows: the AIM V.I. Aggressive Growth Fund ("Aggressive Growth Fund"), the AIM V.I. Balanced Fund ("Balanced Fund"), the AIM V.I. Capital Appreciation Fund ("Capital Appreciation Fund"), the AIM V.I. Capital Development Fund ("Capital Development Fund"), the AIM V.I. Diversified Income Fund ("Diversified Income Fund"), the AIM V.I. Global Growth and Income Fund ("Global Growth and Income Fund"), the AIM V.I. Global Utilities Fund ("Global Utilities Fund") (formerly known as the AIM V.I. Utilities Fund), the AIM V.I. Government Securities Fund ("Government Fund"), the AIM V.I. Growth Fund ("Growth Fund"), the AIM V.I. Growth and Income Fund ("Growth and Income Fund"), the AIM V.I. High Yield Fund ("High Yield Fund), the AIM V.I. International Equity Fund ("International Fund"), the AIM V.I. Telecommunications Fund ("Telecommunications Fund"), the AIM V.I. Money Market Fund ("Money Market Fund"), the AIM V.I. Value Fund ("Value Fund").

         Each share of a Fund is entitled to one vote, to participate equally in dividends and distributions declared by the Board of Directors with respect to the Fund and, upon liquidation of the Fund, to participate in its proportionate share of the net assets allocable to the Fund remaining after satisfaction of outstanding liabilities of the Fund. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

         Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of directors may elect all of the members of the Board of Directors of the Company. In such event, the remaining holders cannot elect any directors of the Company.


                                   PERFORMANCE

TOTAL RETURN CALCULATIONS

         Total returns quoted in advertising reflect all aspects of the applicable Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in such Fund's net asset value per share (NAV) over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a particular Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of such Fund.

         In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph, or similar illustration.

HISTORICAL PORTFOLIO RESULTS

         The Funds' (except the AIM V.I. Global Growth and Income Fund and the AIM V.I. Telecommunications Fund) average annual and cumulative total return for the fiscal year ended December 31, 1998 and average annual and cumulative total returns for the period May 5, 1993 (commencement of operations) through December 31, 1998, were as follows:

                                                                             Since
                                                                            Inception
                                                                      --------------------
                                                 Year Ended        Average
                                                 December 31,       Annual        Cumulative
                                                    1998            Return          Return
                                                 ------------      -------        ----------
AIM V.I. Aggressive Growth Fund**
AIM V.I. Balanced Fund**
AIM V.I. Capital Appreciation Fund
AIM V.I. Capital Development Fund**
AIM V.I. Diversified Income Fund
AIM V.I. Global Utilities Fund*
AIM V.I. Government Securities Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund*
AIM V.I. High Yield Fund**
AIM V.I. International Equity Fund
AIM V.I. Money Market Fund
AIM V.I. Value Fund

* The inception date of the AIM V.I. Global Utilities Fund and the AIM V.I. Growth and Income Fund was May 2, 1994.

** The inception date of the AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Capital Development Fund and AIM V.I. High Yield Fund was May 1, 1998.

         The total returns quoted above do not reflect charges levied at the insurance company separate account level. For a complete description of the applicable charges, see the fee table in the prospectus for the appropriate insurance company separate account.

         Each Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and other independent services which monitor the performance of mutual funds. The Funds may also advertise mutual fund performance rankings which have been assigned to each respective Fund by such monitoring services.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the Consumer Price Index ("CPI"), the Standard & Poor's ("S&P") 500 Stock Index, and fixed-price investments such as bank certificates of deposit and/or savings accounts.

         The International Fund's performance may also be compared in advertising to performance of comparative benchmarks such as The Financial Times--Actuaries World Indices (a wide range of comprehensive measures of stock price performance for the major stock markets and regional areas), Morgan Stanley Capital International Indices, including the EAFE Index, Pacific Basin Index and Pacific Ex Japan Index (a widely recognized series of indices in international market performance), and indices of stocks comparable to those in which the Fund invests.

         Each Fund's advertising may from time to time include historical discussions of general economic conditions such as inflation rates and changes in the stock market, foreign and domestic interest rates and foreign and domestic political circumstances and events.

         In addition, each Fund's long-term performance may be described in advertising in relation to historical, political and/or economic events.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, variable life insurance, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

YIELD INFORMATION

         Quotations of yield on the Money Market Fund may appear from time to time in the financial press and in advertisements.

         The Money Market Fund's yield is its investment income, less expenses, expressed as a percentage of assets on an annualized basis for an identified period, usually seven days. The yield is expressed as a simple annualized yield and as a compounded effective yield. The yield does not reflect the fees and charges imposed on the assets of the insurance company separate account.

         The standard formulas prescribed by the SEC for calculating yield and effective yield for the Money Market Fund are described below:

         The simple annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities, unrealized appreciation and depreciation, and income other than investment income) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the period, and annualizing the resulting quotient (base period return) on a 365-day basis. The net change in account value reflects the value of additional shares purchased with dividends from the original shares in the account during the period, dividends declared on such additional shares during the period, and expenses accrued during the period.

         The compounded effective yield is computed by determining the unannualized base period return, adding one to the base period return, raising the sum to a power equal to 365 divided by the number of days in the period, and subtracting one from the result. Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in the Fund's portfolio and the Fund's operating expenses. Quotations of yield will be accompanied by information concerning the average weighted maturity of the Fund. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for a Fund with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, (c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors, and (d) the taxable or tax-exempt character of all or part of dividends received.

         The simple annualized yield and compounded effective yield for the Money Market Fund for the 7 days ended December 31, 1998 were _____ and _____, respectively.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

         Subject to policies established by the Board of Directors of the Company, A I M Advisors, Inc. ("AIM") is responsible for decisions to buy and sell securities for each Fund, for the selection of broker-dealers, for the execution of the Fund's investment portfolio transactions, for the allocation of brokerage fees in connection with such transactions and, where applicable, for the negotiation of commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. While AIM generally seeks reasonably competitive commission rates, each Fund does not necessarily pay the lowest commission or spread available.

         Purchases and sales of portfolio securities for the Diversified Income Fund, the Money Market Fund and the Government Fund are generally transacted with the issuer or a primary market maker. In addition, a portion of the securities in which the Funds invest may be traded in over-the-counter ("OTC") markets. In such transactions, the Fund deals directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and executions are available elsewhere. Portfolio transactions placed through dealers serving as primary market makers are effected at net prices, without commissions as such, but which include compensation to the dealer in the form of mark up or mark down.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates.

         Foreign equity securities may be held by the Fund in the form of American Depositary Receipts ("ADRs") or European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers, or securities convertible into foreign equity securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

         The Funds are not under any obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Brokers who provide supplemental investment research to AIM may receive orders for transactions by a Fund. Information so received will be in addition to and not in lieu of the services required to be performed by AIM under its agreements with the Fund, and the expenses of AIM will not necessarily be reduced as a result of the receipt of such supplemental information. Certain research services furnished by broker-dealers may be useful to AIM in connection with its services to other advisory clients, including the other mutual funds advised by AIM (collectively with the Funds, the "AIM Funds"). Also, a Fund may pay a higher price for securities or higher commissions in recognition of research services furnished by broker-dealers.

         AIM may from time to time determine target levels of commission business for AIM to transact with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be determined based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; (3) certain products and/or services provided to the Funds, the cost of which will be included in Fund expenses reported to shareholders; and (4) the broker's attitude toward an interest in mutual funds in general and in the Funds and the other AIM Funds in particular. No specific formula will be used in connection with any of the foregoing considerations in determining the target levels. However, if a broker has indicated a certain level of desired commissions in return for certain research services provided by the broker, this factor will be taken into consideration by AIM.

         Subject to the overall objective of obtaining best price and execution for the Funds, AIM may also consider sales of shares by broker-dealers of each Fund and of the other AIM Funds as well as sales of variable annuity contracts ("Contracts") and variable life insurance policies ("Policies") funded through the Funds ("selling dealers"), as a factor in the selection of broker-dealers to execute portfolio transactions for a Fund. Such portfolio transactions may be executed directly by selling dealers or by other broker-dealers with which selling dealers have clearing arrangements.

         AIM will seek, whenever possible, to recapture for the benefit of a Fund any commissions, fees, brokerage or similar payments paid by the Fund on portfolio transactions. Normally, the only fees which may be recaptured are the soliciting dealer fees on the tender of a Fund's portfolio securities in a tender or exchange offer.

         AIM and its affiliates manage several other investment accounts, some of which may have investment objectives similar to those of the Funds. It is possible that, at times, identical securities will be appropriate for investment by one or more of such investment accounts. The position of each account, however, in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchases by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of a Fund(s) and one or more of these accounts is considered at or about the same time. AIM may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Simultaneous transactions could, however, adversely affect the ability of a Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         These combined transactions, and related brokerage charges, will be allocated among the Fund(s) and such accounts in a manner consistent with guidelines and procedures approved by the Company's Board of Directors that are designed to achieve an equitable manner of allocation. In some cases the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, the main factors considered by AIM are the respective investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the judgments of the persons responsible for recommending the investment.

         From time to time, an identical security may be sold by an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital") and simultaneously purchased by another investment account advised by AIM or AIM Capital, when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Company. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

SECTION 28(e) STANDARDS

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, AIM may cause a Fund to pay a broker that provides brokerage and research services to AIM an amount of commission for effecting a securities transaction for the Fund in excess of the commission another broker would have charged for effecting that transaction. To obtain the benefit of Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [its] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion" and that the services provided by a broker provide AIM with lawful and appropriate assistance in the performance of its investment decision-making responsibilities. Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

         Broker-dealers utilized by AIM may furnish statistical, research and other information or services which are deemed by AIM to be beneficial to the Funds' investment programs. Research services received from brokers supplement AIM's own research (and the research of sub-advisors to other clients of AIM) and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the brokers utilized by AIM as a group tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, this research provides AIM with a diverse perspective on financial markets. Research services which are provided to AIM by brokers are available for the benefit of all accounts managed or advised by AIM (or by sub-advisors to accounts managed or advised by AIM). In some cases, the research services are available only from the broker providing such services. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM is of the opinion that because the broker research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that AIM would have purchased any such research services had such services not been provided by brokers, the expenses of such services to AIM could be considered to have been reduced accordingly.

         For the fiscal year ended December 31, 1998 certain Funds paid brokerage commissions to certain brokers for research services. The amount of such transactions and related commissions paid by each Fund were as follows:

                                                    Commissions                 Transactions
                                                    -----------                 ------------
             AIM V. I. Capital Appreciation Fund    $                           $
             AIM V. I. Global Utilities Fund        $                           $
             AIM V. I. Growth Fund                  $                           $
             AIM V. I. Growth and Income Fund       $                           $
             AIM V. I. International Equity Fund    $                           $
             AIM V. I. Value Fund                   $                           $

             As of December 31, 1998, the following Funds entered into repurchase agreements with the following regular brokers, as that term is defined in Rule 10b-1 under the 1940 Act, having the noted market values.

--------------------------------------------------------------------------------
                                          GOLDMAN,             SMITH BARNEY,
                      FUNDS               SACHS & CO.          INC.

--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund        $                    $
--------------------------------------------------------------------------------
AIM V.I. Diversified Fund                 $                    $
--------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund            $                    $
--------------------------------------------------------------------------------
AIM V.I. Government Securities Fund       $                    $
--------------------------------------------------------------------------------
AIM V.I. Growth Fund                      $                    $
--------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund           $                    $
--------------------------------------------------------------------------------
AIM V.I. International Equity Fund        $                    $
--------------------------------------------------------------------------------
AIM V.I. Money Market Fund                $                    $
--------------------------------------------------------------------------------
AIM V.I. Value Fund                       $                    $
--------------------------------------------------------------------------------

         The following information regarding securities acquired by the Funds of their regular brokers, as defined in Rule 10b-1 under the 1940 Act, is as of December 31, 1998. ___________________ held an amount of common stock issued by ___________________ having a market value of $_________.

PORTFOLIO TURNOVER

         The portfolio turnover rate of each Fund is shown under "Financial Highlights" in the Prospectus. In any particular year, however, market conditions could result in portfolio activity at a rate greater or lesser than anticipated. The estimated portfolio turnover rate for the Global Growth and Income Fund and Telecommunications Fund is less than 100%. Higher portfolio turnover increases transaction costs to the Fund.

BROKERAGE COMMISSIONS PAID

         Brokerage commissions paid by each of the Funds (except the AIM V.I. Global Growth and Income Fund and the AIM V.I. Telecommunications Fund) listed below were as follows for the fiscal years ended December 31, 1998, December 31, 1997 and December 31, 1996.


                                        December 31,      December 31,       December 31,
                                           1998              1997               1996
                                        ------------      ------------       ------------
AIM V.I. Aggressive Growth Fund*        $                          N/A                N/A
AIM V.I. Balanced Fund*                 $                          N/A                N/A
AIM V.I. Capital Appreciation Fund      $                 $    644,279       $    405,056
AIM V.I. Capital Development Fund*      $                          N/A                N/A
AIM V.I. Diversified Income Fund        $                 $      2,818       $      1,670
AIM V.I. Global Utilities Fund          $                 $     12,208       $     16,365
AIM V.I. Government Securities Fund     $                 $        -0-       $        -0-
AIM V.I. Growth Fund                    $                 $    621,467       $    578,444
AIM V.I. Growth and Income Fund         $                 $  1,190,597       $    417,167
AIM V.I. High Yield Fund*               $                          N/A                N/A
AIM V.I. International Equity Fund      $                 $    605,318       $    557,527
AIM V.I. Money Market Fund              $                 $        -0-       $        -0-
AIM V.I. Value Fund                     $                 $  1,503,734       $  1,126,384

         * Commissions paid are for the period May 1,1998 (date operations commenced) through December 31, 1998.


                         INVESTMENT STRATEGIES AND RISKS

         Information concerning each Fund's fundamental investment objective is set forth in the Prospectus under the heading "Investment Objectives and Strategies." There can be no assurance that any Fund will achieve its objective. The principal features of each Fund's investment program and the primary risks associated with that investment program are discussed in the Prospectus under the following headings: "Investment Objectives and Strategies" and "Principal Risks of Investing in the Funds". The following discussion of investment policies supplements the discussion of the investment strategies and risks set forth in the Prospectus.

         Set forth in this section is a description of each Fund's investment policies, strategies and practices. The investment objective(s) of each Fund, except the High Yield Fund, are deemed to be fundamental policies and, therefore, unless permitted by law, may not be changed without the approval of a majority of that Fund's outstanding shares (within the meaning of the 1940 Act). The Board of Directors on behalf of the High Yield Fund is permitted to change the investment objective of that Fund without shareholder approval. Each Fund's investment policies, strategies and practices are not fundamental. The Board of Directors of the Company reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies become effective. Each Fund has adopted investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Restrictions" in this Statement of Additional Information. Individuals considering the purchase of shares of any Fund should recognize that there are risks in the ownership of any security.

         AGGRESSIVE GROWTH FUND. The Fund will invest primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which, in the opinion of the Fund's investment advisor, are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small to medium-sized category (i.e., companies with a market capitalization within the range of small cap stocks in the Russell 2000 Index.) Management of the Fund will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by the Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and an investor should not consider a purchase of shares of the Fund as equivalent to a complete investment program. The Fund's portfolio is primarily comprised of securities of two basic categories: (a) "core" companies, which Fund management considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (b) "earnings acceleration" companies which Fund management believes are currently enjoying dramatic increase in profits. The Fund's strategy does not preclude investment in large, seasoned companies which in the judgement of AIM possess superior potential returns similar to companies with formative growth profiles. The Fund will also invest in established smaller companies (under $500 million in market capitalization) which offer exceptional value based upon substantially above average earnings growth potential relative to market value. The Fund may invest in non-equity securities, such as corporate bonds or U.S. Government obligations during periods when, in the opinion of AIM, prevailing market, financial, or economic conditions warrant, as well as when such holdings are advisable in light of a change in circumstances of a particular company or within a particular industry.

         BALANCED FUND. The Fund's objective is to achieve as high a total return to investors as possible, consistent with preservation of capital. The Fund seeks to achieve its objective by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, convertible securities and bonds. Although equity securities will be purchased primarily for capital appreciation and fixed income securities will be purchased primarily for income purposes, income and capital appreciation potential will be considered in connection with all investments. The Fund normally will have a minimum of 30% and a maximum of 70% of its total assets invested in equity securities and a minimum of 30% and a maximum of 70% of its total assets invested in (non-convertible) fixed income securities. Most of such fixed income securities will be rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Rating Services ("S&P") or, in unrated, deemed to be of comparable quality by AIM, although the Fund may invest to a limited extent in lower-rated securities. (For a description of the various rating categories, see Appendix A to this Statement of Additional Information.) The fixed income securities in which the Fund invests may include U.S. Government obligations, mortgage-backed securities, asset-backed securities, bank obligations, corporate debt obligations and unrated obligations, including those of foreign issuers. The Fund may, in pursuit of its objective, invest up to 10% of its total assets in debt securities rated lower than Baa by Moody's or BBB by S&P, which are commonly known as "junk bonds." See "Risk Factors -- Non-Investment Grade Debt Securities" for more information concerning the risk factors associated with investing in such securities. The Fund may also invest up to 25% of its total assets in convertible securities. Compliance with all of the above percentage requirements may limit the ability of the Fund to maximize total return. The actual percentage of the assets invested in equity and fixed income securities will vary from time to time, depending on the judgment of AIM as to general market and economic conditions and trends, yields and interest rates and changes in fiscal and monetary policies.

         CAPITAL APPRECIATION FUND. The Fund's investment objective is to seek capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by the Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and an investor should not consider a purchase of shares of the Fund as equivalent to a complete investment program. The Capital Appreciation Fund's portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings with excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits.

         CAPITAL DEVELOPMENT FUND. The Fund's investment objective is long-term capital appreciation. Production of income is incidental to this objective. The Fund's principal investments are in common stocks, convertible securities and bonds. There can, of course, be no assurance that the Fund will in fact achieve its objective since all investments are inherently subject to market risks.

         The Fund will invest primarily in securities of small and medium-sized companies (i.e., companies which fall in the smallest 85% by market capitalization of publicly traded companies in the United States). Among factors that AIM may consider when selecting investments in a company for the Fund are
(i) the growth prospects for a company's products, (ii) the economic outlook for its industry, (iii) a company's new product development, (iv) its operating management capabilities, (v) the relationship between the price of the security and its estimated fundamental value, (vi) relevant market, economic and political environments and (vii) financial characteristics such as balance sheet analysis and return on assets. The Fund may invest in issuers making initial public offerings of their securities if AIM determines that the issuer has good prospects for growth. The Fund may also invest up to 10% of its total assets in securities of other registered investment companies.

         DIVERSIFIED INCOME FUND. The Fund's investment objective is to seek to achieve a high level of current income. The Fund will seek to achieve its investment objective by investing primarily in: (i) foreign government securities, (ii) foreign and domestic corporate debt securities, (iii) U.S. Government securities, including U.S. Government Agency Mortgage-Backed Securities and (iv) lower-rated or unrated high yield debt securities (commonly known as "junk bonds") of U.S. and foreign companies. Under normal circumstances, the Fund's assets will be invested in each of these four sectors. The Fund may invest up to 10% of its total assets in common stocks, preferred stocks, similar equity securities and convertible securities of U.S. and foreign companies. The Fund does not intend to invest more than 50% of its total assets in lower-rated or unrated high yield securities or more than 50% of its total assets in foreign debt securities. (For a description of the various rating categories of corporate debt securities in which the Fund may invest, see Appendix A to this Statement of Additional Information. For a description of U.S. Government Agency Mortgage-Backed Securities, see Appendix B to this Statement of Additional Information.) However, the Fund may from time to time invest up to 100% of its total assets in U.S. Government securities and, as a defensive measure, may invest up to 100% of its total assets in money market securities. For a discussion of the investment risks associated with investments in high yield securities and foreign securities, see "Risk Factors" in this Statement of Additional Information.

         GLOBAL GROWTH AND INCOME FUND. The Fund's investment objectives are long-term capital appreciation together with current income. In seeking those objectives, the Fund normally invests at least 65% of its total assets in a combination of blue-chip equity securities and high quality government bonds. The Fund considers an equity security to be "blue chip" if: (i) during the issuer's most recent fiscal year the security offered an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index; and (ii) the total equity market capitalization of the issuer is at least $1 billion. Government bonds are deemed to be high quality if at the time of the Fund's investment they are rated within one of the two highest ratings categories of Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), i.e., rated Aaa or Aa by Moody's or AAA or AA by S&P (or a comparable rating of any other nationally recognized statistical rating organizations "NRSROs") or, if unrated, are determined by AIM and INVESCO Asset Management Limited ("INVESCO") to be of comparable quality. (For a description of the various rating categories of corporate debt securities in which the Fund may invest, see Appendix A to this Statement of Additional Information.)

         Up to 35% of the Fund's assets may be invested in other equity securities, convertible securities and investment grade government and corporate debt obligations which AIM/INVESCO believes will assist the Fund in achieving its objectives.

         Equity securities that the Fund may purchase include common stocks, preferred stocks, and warrants to acquire such stocks and other equity securities. Government bonds that the Fund may purchase include debt obligations issued or guaranteed by the U.S. or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities and debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank. The debt obligations held by the Fund may include debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities.

         Under normal market conditions, the Fund invests in the securities of issuers located in at least three different countries. Investments in securities of issuers in any one country other than the United States will represent no more than 40% of the Fund's total assets. The Fund may purchase securities of an issuer located in one country but denominated in the currency of another country (or a multinational currency unit).

         AIM/INVESCO allocates the Fund's assets among securities of issuers located in countries where opportunities for meeting the Fund's investment objectives are expected to be the most attractive. The relative proportions of equity and debt securities held by the Fund at any one time will vary, and will depend upon AIM/INVESCO's assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. To enable the Fund to respond to general economic changes and market conditions around the world, the Fund is authorized to invest up to 100% of its assets in either equity securities or debt securities.

         GLOBAL UTILITIES FUND. The Fund's investment objective is to achieve a high level of current income, and as a secondary objective the Fund seeks to achieve capital appreciation, by investing primarily in the common and preferred stocks of public utility companies (either domestic or foreign). Under normal circumstances, at least 65% of the Fund's total assets will be invested in securities of public utility companies (either domestic or foreign). Public utility companies include companies that provide electricity, natural gas or water and other sanitary services to the public, and telephone or telegraph companies and other companies providing public communications services. The Fund may also invest in developing utility technology companies and in holding companies which derive a substantial portion of their revenues from utility-related activities. Generally, a holding company will be considered to derive a substantial portion of its revenues from utility-related activities if such activities account for at least 40% of its revenues. The Fund may invest up to 25% of its total assets in convertible securities. When AIM deems it appropriate, the Fund may also purchase the bonds of such companies. Investments in non-convertible bonds, however, will not exceed 25% of the Fund's total assets. The Fund may invest up to 10% of its total assets in lower-rated or unrated high yield securities. (For a description of the various rating categories of corporate debt securities in which the Fund may invest, see Appendix A to this Statement of Additional Information.) During the fiscal year ended December 31, 1998, the Fund invested less than 5% of its net assets in below investment grade debt securities. The Fund may also invest up to 80% of its total assets in securities of foreign companies, including investments in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and underlying securities of foreign issuers. For a discussion of the investment risks associated with investments in non-investment grade debt securities and foreign securities, see "Risk Factors" in this Statement of Additional Information.

         A portfolio of utility company securities is subject to a different degree of volatility than a more broadly diversified portfolio. Economic, operational or regulatory changes that affect utility companies will have a material impact upon the value of the securities that the Fund owns. Events, such as changing weather patterns, emergencies involving nuclear power plants, or rapidly changing fuel prices that have no direct connection with companies whose securities are owned by the Fund may affect the prices of those securities.

         Moreover, a portfolio of utilities industry securities is subject to the risks unique to that industry, such as inflationary or other increases in fuel and operating expenses, possible increases in the interest costs of loans needed for capital construction programs, compliance with environmental regulations, possible adverse changes in the regulatory climate and availability of fuel sources.

         GOVERNMENT SECURITIES FUND. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the United States Government. The government securities which may be purchased by the Fund include but are not limited to (1) U.S. Treasury obligations such as Treasury Bills (maturities of one year or less), Treasury Notes (maturities of one to ten years) and Treasury Bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities ("Agency Securities") which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, such as obligations of the Government National Mortgage Association ("GNMA"), (b) the right of the issuers to borrow an amount limited to a specific line of credit from the U.S. Treasury, such as obligations of the Federal National Mortgage Association

("FNMA"), the Federal Home Loan Bank and the U.S. Postal Service or (c) the credit of the agency or instrumentality, such as obligations of the Federal Home Loan Mortgage Corporation ("FHLMC") and Federal Farm Credit System. Although their close relationship with the U.S. Government is believed to make them high-quality securities with minimal credit risks, the U.S. Government is not required by law to support the agencies and instrumentalities listed in (b) and
(c), above. Accordingly, such securities may involve risk of loss of principal and interest; however, historically there have not been any defaults of such issues. For a listing of some of the types of Agency Securities in which the Fund may invest, see Appendix B to this Statement of Additional Information.

         The Fund's investments include high coupon U.S. Government Agency Mortgage-Backed Securities, which provide a higher coupon at the time of purchase than the prevailing market rate yield. The prices of high coupon U.S. Government Agency Mortgage-Backed Securities do not tend to rise as rapidly as those of traditional fixed rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing. The Fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce the market value of and income from such securities, while a slower prepayment rate will tend to increase the market value of and income from such securities.

         The composition and weighted average maturity of the Fund's portfolio will vary from time to time, based upon the determination of AIM and how best to further the Fund's investment objective. The Fund may invest in government securities of all maturities, short-term, intermediate-term and long-term. The Fund intends to maintain a dollar-weighted average portfolio maturity of between three and ten years. This policy regarding portfolio maturity is a non-fundamental policy of the Fund.

         GROWTH FUND. The Fund's investment objective is to seek growth of capital principally through investment in common stocks of seasoned and better capitalized companies considered by AIM to have strong earnings momentum. Current income will not be an important criterion of investment selection, and any such income should be considered incidental. It is anticipated that common stocks will be the principal form of investment by the Fund. The Fund's portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which Fund management believes are currently enjoying a dramatic increase in profits.


         GROWTH & INCOME FUND. The Fund's investment objective is to seek growth of capital, with current income as a secondary objective. Although the amount of the Fund's current income will vary from time to time, it is anticipated that the current income realized by the Fund will generally be greater than that realized by mutual funds whose sole objective is growth of capital. The Fund seeks to achieve its objective by generally investing at least 65% of its net assets in stocks of companies believed by management to have the potential for above average growth in revenues and earnings. The Fund generally will also invest at least 80% of its net assets in securities which pay income to the Fund.

         HIGH YIELD FUND. The Fund's objective is to achieve a high level of current income. The Fund seeks to achieve its objective by investing primarily in publicly traded non-investment grade debt securities. The Fund will also consider the possibility of capital growth when it purchases and sells securities. Debt securities of less than investment grade are considered "high risk" securities (commonly referred to as junk bonds). The Fund seeks high income principally by purchasing securities that are rated Baa, Ba or B by Moody's or BBB, BB, or B by S&P, or securities of comparable quality in the opinion of AIM that are either unrated or rated by other NRSROs(1). (For a

--------

(1) "Requisite NRSRO" shall mean (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the fund acquires the security; that NRSRO. At present the NRSROs are: Standard & Poor's Corp., Moody's Investors Service, Inc., Thomson Bankwatch, One, Duff and Phelps, Inc., Fitch Investors Services, Inc. and,
description of the various rating categories, see Appendix A to this Statement of Additional Information.) The Fund may also hold, from time to time, securities rated Caa by Moody's or CCC by S&P, or if unrated or rated by other NRSROs, securities of comparable quality as determined by AIM. It should be noted, however, that achieving the Fund's investment objective may be more dependent on the credit analysis of AIM, and less on that of credit rating agencies, than may be the case for funds that invest in more highly rated bonds. At least 80% of the value of the Fund's total assets will be invested in debt securities, including convertible debt securities, and/or cash and cash equivalents. At least 65% of the value of the Fund's assets will be invested in high yield debt securities. The Fund may also invest in preferred stocks.

         While the securities held by the Fund are expected to provide greater income and, possibly, opportunity for greater gain than investments in more highly rated securities, they may be subject to greater risk of loss of income and principal and are more speculative in nature. The Fund's yield and the net asset value of its shares may be expected to fluctuate over time. Therefore, an investment in the Fund may not be appropriate for some investors and should not constitute a complete investment program for others. See "Risk Factors -- Non-Investment Grade Debt Securities."

         The Fund may invest in both illiquid securities and securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933. See "Illiquid Securities" for further information regarding such investments.

         INTERNATIONAL EQUITY FUND. The Fund's investment objective is to seek to provide long-term growth of capital by investing in a diversified portfolio of international equity securities the issuers of which are considered by AIM to have strong earnings momentum. Any income realized by the Fund will be incidental and will not be an important criterion in the selection of portfolio securities.

         In managing the Fund, AIM seeks to apply to a diversified portfolio of international equity securities substantially the same investment strategy which it applies to the Growth Fund with respect to that Fund's investment in United States equities markets. The Fund will utilize to the extent practicable a fully managed investment policy providing for the selection of securities which meet certain quantitative standards determined by AIM. AIM will review carefully the earnings history and prospects for growth of each company considered for investment by the Fund. It is expected that the Fund's portfolio, when fully invested, will generally be comprised of two basic categories of foreign companies: (1) "core" companies, which AIM considers to have experienced consistent long-term growth in earnings and to have strong prospects for outstanding future growth, and (2) companies that AIM believes are currently experiencing a greater than anticipated increase in earnings. If a particular foreign company meets the quantitative standards determined by AIM, its securities may be acquired by the Fund regardless of the location of the company or the percentage of the Fund's investments in the company's country or region. However, AIM will also consider other factors in making investment decisions for the Fund, including such factors as the prospects for relative economic growth among countries or regions, economic and political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. For a discussion of the investment risks associated with investments in foreign securities, see "Risk Factors" in this Statement of Additional Information.

         MONEY MARKET FUND. The Fund's investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund seeks to achieve its objective by investing in a diversified portfolio of high quality U.S. dollar denominated money market instruments and other similar instruments with maturities of 397 days or less from the date of purchase, and will maintain a dollar weighted-average portfolio maturity of 90 days or less. Securities subject to repurchase agreements may bear longer maturities.

         The Fund invests in a broad range of U.S. Government and foreign government obligations, and bank and commercial instruments that may be available in the money markets. Such obligations include U.S. Treasury

--------------------------

         with respect to certain types of securities, IBCA Ltd and its subsidiary, IBCA, Inc. Subcategories or gradations in ratings (such as "+" or "-") do not count as rating categories.

obligations and repurchase agreements secured by such obligations. The Money Market Fund intends to invest in bankers' acceptances, certificates of deposit, repurchase agreements, time deposits, variable rate master demand notes, taxable municipal securities and commercial paper, and U.S. Government direct obligations and U.S. Government agencies' securities. Bankers acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks. All of these instruments, which are collectively referred to as "Money Market Obligations," are briefly described in Appendix C to this Statement of Additional Information.

         The Fund will limit investments in Money Market Obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Generally "First Tier" securities are securities that are rated in the highest rating category by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Directors) to be comparable quality to a rated security that meets the foregoing quality standards. For a more complete definition of a "First Tier" security, see "Money Market Obligations" in this Statement of Additional Information.

         The Money Market Fund may invest up to 100% of its total assets in obligations issued by banks. While the Fund will limit its investments in bank instruments to U.S. dollar denominated obligations, it may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks. The Money Market Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the Fund's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. For a discussion of the risks pertaining to investments in foreign securities, see "Risk Factors" in this Statement of Additional Information.

         TELECOMMUNICATIONS FUND. The Fund's investment objective is long-term growth of capital. It seeks its objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.

         At least 65% of the Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such stocks issued by telecommunications companies. A "telecommunications company" is an entity in which (i) at least 50% of either its revenues or earnings was derived from telecommunications activities, or (ii) at least 50% of its assets was devoted to telecommunications activities, based on the issuer's most recent fiscal year. The remainder of the assets of the Fund may be invested in debt securities issued by telecommunications companies and/or equity and debt securities of companies outside of the telecommunications industry which, in the opinion of AIM, stand to benefit from developments in the telecommunications industries. (For a description of the various rating categories of corporate debt securities in which the Fund may invest, see Appendix A to this Statement of Additional Information). The Fund may, in pursuit of its objective, invest up to 5% of its total assets in below investment grade debt securities. See "Risk Factors -- Non-Investment Grade Debt Securities" for more information concerning the risk factors associated with investing in such securities.

         The Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Fund invests in the equity securities of issuers located in at least three different countries, including the United States. No more than 40% of the Fund's total assets will be invested in securities of issuers in any one country other than the United States.

         Telecommunications companies cover a variety of sectors, ranging from companies concentrating on established technologies to those primarily engaged in emerging or developing technologies. The characteristics of companies focusing on the same technology will vary among countries depending upon the extent to which the technology is established in the particular country. AIM will allocate the Fund's investments among these sectors depending upon its assessment of their relative long-term growth potentials.

         The Fund will invest primarily in issuers engaged in designing, developing or providing the following products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); computer equipment, mobile communications and cellular radio/paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and teletext; and emerging technologies combining telephone, television and/or computer systems.

         Telecommunications is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies that comprise the telecommunications industry are headquartered outside of the United States. From time to time, however, a significant portion of the Fund's assets may be invested in the securities of domestic issuers.

         AIM uses its financial expertise in markets located throughout the world in attempting to identify those countries and telecommunications companies then providing the greatest potential for long-term capital appreciation. In this fashion, AIM and the Fund seek to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global telecommunications industry. AIM will allocate the Fund's assets among securities of countries and in currency denominations and industry sectors where opportunities for meeting the Fund's investment objective are expected to be the most attractive.

         AIM believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engage in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Fund's portfolio. Older technologies, such as photography and print, also may be represented, however.

         VALUE FUND. The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective and would be satisfied principally from the income (interest and dividends) generated by the common stocks, convertible bonds and convertible preferred stocks that make up the Fund's portfolio. The Fund should not be purchased by those who seek income as their primary investment objective.

         In addition to the securities described above, the Fund may also acquire preferred stocks and debt instruments having prospects for growth of capital. Although these different types of securities can be expected to generate amounts of income to satisfy the Fund's secondary objective, they will be purchased for their potential for growth of capital.

         The primary thrust of AIM's search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the price of the company's equity securities; and (4) companies whose equity securities are selling at prices that do not reflect the current market value of its assets and where there is reason to expect realization of this potential in the form of increased equity values.

                  CERTAIN INVESTMENT STRATEGIES AND TECHNIQUES

         Each of the Funds has the flexibility to invest, to the extent described below, in a variety of instruments designed to enhance its investment capabilities. Each of the Funds may invest in money market obligations, foreign securities (including ADRs and EDRs), repurchase agreements, reverse repurchase agreements, taxable municipal securities, illiquid securities and Rule 144A securities; the Diversified Income Fund and the Government Fund may invest in U.S. Government Agency Mortgage-Backed Securities; each of the Fund's may purchase or sell securities on a delayed delivery or when-issued basis and may borrow money; each of the Funds, other than the Money Market Fund, may lend portfolio securities and make short sales "against the box." A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment of any further consideration.

         Each of the Funds, other than the Money Market Fund, may write (i.e., sell) "covered" put and call options and buy put and call options on domestic and foreign securities, securities indices and currencies. Each of the Funds, other than the Money Market Fund, may use exchange-traded financial futures contracts, options thereon, and forward contracts as a hedge to protect against possible changes in market values. A brief description of these investment instruments and their risks appears below. See "Hedging and Other Investment Techniques" in this Statement of Additional Information for more detailed information.

MONEY MARKET OBLIGATIONS

         When deemed appropriate for temporary or defensive purposes, each of the Funds may hold cash or cash equivalent Money Market Obligations. Of course, the Money Market Fund invests exclusively in Money Market Obligations. While none of the Funds other than the Money Market Fund is required by regulation or fundamental policy to limit such investments to those which, at the date of purchase, are "First Tier" securities as that term is defined in Rule 2a-7 under the 1940 Act, it is the current intention of AIM to limit such investments to those securities which, at the time of purchase, are considered "First Tier" securities or securities which AIM has determined to be of comparable credit quality. To the extent that a Fund invests to a significant degree in these instruments, its ability to achieve its investment objectives may be adversely affected.

         In addition to the Money Market Obligations described above, as a temporary or defensive measure, and without regard to their respective investment objectives, AIM, or AIM/INVESCO for the Global Growth and Income Fund may invest all or substantially all of the assets of the Aggressive Growth Fund, the Balanced Fund, the Diversified Income Fund, the Global Growth and Income Fund, the Global Utilities Fund, the High Yield Fund, the International Fund and the Telecommunications Fund in cash or Money Market Obligations, including repurchase agreements, denominated in foreign currencies.

         As set forth in the Prospectus, the Money Market Fund will limit its purchases of Money Market Obligations to U.S. dollar denominated securities which are "First Tier" securities, as such term is defined from time to time in Rule 2a-7 under the 1940 Act. A First Tier Security is generally a security that: (i) has received a short-term rating, or is subject to a guarantee that has received a short-term rating, or, in either case, is issued by an issuer with a short-term rating from the Requisite NRSROs in the highest short-term rating category for debt obligations; (ii) is an unrated security that the Fund's investment adviser has determined are of comparable quality to a rated security described in (i); (iii) is a security issued by a registered investment company that is a money market fund; or (iv) is a Government Security.

         Subsequent to its purchase by the Fund, an issue of Money Market Obligations may cease to be a First Tier security. Subject to certain exceptions set forth in Rule 2a-7, such an event will not require the elimination of the security from the Fund, but AIM will consider such an event to be relevant in its determination of whether the Fund should continue to hold the security.

REPURCHASE AGREEMENTS

         Each of the Funds may enter into repurchase agreements with institutions believed by the Company's Board of Directors to present minimal credit risk. A repurchase agreement is an instrument under which the Fund acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the sellers' failure to repurchase the obligation in accordance with the terms of the agreement), a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and
(c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Fund under the 1940 Act. Repurchase agreements will be secured by U.S. Treasury securities, U.S. Government agency securities (including, but not limited to, those which have been stripped of their interest payments and mortgage-backed securities) and commercial paper.

         Although the underlying collateral for repurchase agreements may have maturities exceeding one year, the Funds will not enter into repurchase agreements expiring in more than seven days. The Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreements are considered to be loans by the Fund under the 1940 Act. Securities subject to repurchase agreements will be held in the custodian's account with the Federal Book-Entry System on behalf of the Fund.

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES

         The Diversified Income Fund and the Government Fund may invest in U.S. Government Agency Mortgage-Backed Securities. These securities are obligations issued or guaranteed by the Untied States Government or by one of its agencies or instrumentalities, including but not limited to GNMA, FNMA, or FHLMC. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any principal prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and servicers of the underlying mortgage loans. GNMA, FNMA and FHLMC each guarantee timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC Gold Participation Certificates now guarantee timely payment of monthly principal reductions. Although their close relationship with the U.S. Government is believed to make them high-quality securities with minimal credit risks, the U.S. Government is not obligated by law to support either FNMA or FHLMC. However, historically there have not been any defaults of FNMA or FHLMC issues. See Appendix B for a more complete description of GNMA securities.

         Mortgage-backed securities consist of interests in underlying mortgages generally with maturities of up to thirty years. However, due to early unscheduled payments of principal of the underlying mortgages, the securities have a shorter average life and, therefore, less volatility than a comparable thirty-year bond. The value of U.S. Government Agency Mortgage-Backed Securities, like other traditional debt instruments, will tend to move in the opposite direction compared to interest rates.

CONVERTIBLE SECURITIES

         To the extent consistent with their respective investment objectives, each of the Funds (except the Money Market Fund) may invest in convertible securities. Convertible securities usually consist of corporate debt securities or preferred stock that may in certain circumstances be converted into a predetermined number of shares of another form of that issuer's equity, usually common stock. Convertible securities consequently often involve attributes of both debt and equity instruments, and investment in such securities requires analysis of both credit and stock market risks. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. Although the Funds will only purchase convertible securities that AIM considers to have adequate protection parameters, including an adequate capacity to pay interest and repay principal in a timely manner, each applicable Fund invests in such securities without regard to corporate bond ratings.

REAL ESTATE INVESTMENTS TRUSTS ("REITS")

         To the extent consistent with their respective investment objectives and policies, each of the Funds (except the Government Fund, International Fund and Money Market Fund) may invest in equity and/or debt securities issued by REITs. Such investments will not exceed (i) 25% of the total assets of Aggressive Growth Fund, Balanced Fund, Capital Appreciation Fund, Capital Development Fund, Global Utilities Fund, Growth Fund, Growth and Income Fund and Value Fund; and (ii) 10% of the total assets of Diversified Income Fund and High Yield Fund.

         REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interest therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

         To the extent that the Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

FOREIGN SECURITIES

         To the extent consistent with their respective investment objectives, each of the Funds may invest in foreign securities. It is not anticipated that such foreign securities will constitute more than: (i) 20% of the value of the total assets of the Balanced Fund, the Capital Appreciation Fund, the Government Fund, the Growth Fund, the Growth & Income Fund, and the Money Market Fund; (ii) 25% of the value of the total assets of the Aggressive Growth Fund, the Capital Development Fund, the High Yield Fund and the Value Fund; (iii) 50% of the value of the total assets of the Diversified Income Fund; (iv) 90% of the value of the total assets of the Global Growth and Income Fund; (v) 80% of the value of the total assets of the Global Utilities Fund; and (vi) 75% of the value of the total assets of the Telecommunications Fund. The International Fund will invest at least 70% of its total assets in foreign securities.

         The Diversified Income Fund may invest in debt obligations which may be denominated in the U.S. dollar or in other currencies issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank, Asian Development Bank and European Economic Community), and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities. The Diversified Income Fund may also invest in debt obligations issued by U.S. corporations denominated in non-U.S. dollar currencies. No more than 25% of the Diversified Income Fund's total assets, at the time of purchase, will be invested in government securities of any one foreign country. At the present time, AIM does not intend to invest more than 10% of the Diversified Income

Fund's total assets in securities issued by foreign governments or foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. Investments in emerging markets or developing countries involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability than those of more developed countries. Such countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade only a small number of securities. Historical experience indicates that emerging markets have been more volatile than the markets of more mature economies; such markets have also from time to time provided higher rates of return and greater risks to investors. AIM believes that these characteristics of emerging markets can be expected to continue in the future.

         The Global Utilities Fund may invest up to 80% of its total assets in securities of foreign companies, including investments in ADRs, EDRs and other securities representing underlying securities of foreign issuers. Under normal market conditions, the Global Utilities Fund will be invested in securities of issuers located in at least four countries, one of which will be the United States, although for defensive purposes, it may invest 100% of its total assets in securities of U.S. issuers. In some foreign countries, utility companies are partially owned by government agencies. In some cases, foreign government agencies may have significant investments in businesses other than utility companies. Also, investments in securities of foreign issuers may involve other risks which are not ordinarily associated with investments in domestic issuers. See "Risk Factors" in this Statement of Additional Information. In addition, investors should also be aware that the Global Utilities Fund may invest in companies located within emerging or developing countries.

         Under normal market conditions the International Fund will invest at least 70% of its total assets in marketable equity securities (including common and preferred stock and depositary receipts for stock) and may invest up to 20% of its total assets in securities exchangeable for or convertible into stock or foreign companies.

         Under normal market conditions, the International Fund intends to invest in the securities of foreign companies located in at least four countries outside the United States. The International Fund will emphasize investment in foreign companies in the developed countries of Western Europe and the Pacific Basin, but the Fund may also invest to a lesser extent in the securities of companies located in developing countries in various regions of the world. At the present time, AIM does not intend to invest more than 20% of the International Fund's total assets in securities issued by foreign governments or foreign companies located in developing countries. For a discussion of the risks pertaining to investments in foreign obligations, see "Risk Factors" in this Statement of Additional Information.

FOREIGN EXCHANGE TRANSACTIONS

         Purchases and sales of foreign securities are usually made with foreign currencies, and consequently the Funds (except the Government Fund and the Money Market Fund) may from time to time hold cash balances in the form of foreign currencies and multinational currency units. Such foreign currencies and multinational currency units will usually be acquired on a spot (i.e. cash) basis at the spot rate prevailing in foreign exchange markets and will result in currency conversion costs to the Fund. A Fund attempts to purchase and sell foreign currencies on as favorable a basis as practicable; however, some price spread on foreign exchange transactions (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another, or when U.S. Dollars are used to purchase foreign securities. Certain countries could adopt policies which would prevent the Fund from transferring cash out of such countries, and the Fund may be affected either favorably or unfavorably by fluctuations in relative exchange rates while the Fund holds foreign currencies.

ADRS AND EDRS

         To the extent consistent with their respective investment objectives each of the Funds (except the International Fund which is discussed separately above) may also invest in securities which are in the form of ADRs, EDRs or other securities representing underlying securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign


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


corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. ADRs, EDRs and other securities representing underlying securities of foreign issuers are treated as foreign securities for purposes of determining the applicable limitation on investment in foreign securities.

LENDING OF PORTFOLIO SECURITIES

         Each Fund (except the Money Market Fund) may, from time to time, lend securities from their respective portfolios, with a value not exceeding 33 1/3% of their respective total assets, to banks, brokers and other financial institutions, and receive in return collateral in the form of liquid assets which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under each such Fund's investment program. While the securities are being lent, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. A Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. During the period of the loan, the applicable Fund receives the income on both the loaned securities and the collateral (or a fee) and thereby increases its yield. In the event that the borrower defaults on its obligation to return loaned securities because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the loaned securities. Loans will only be made to persons deemed by AIM to be of good standing and will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.

REVERSE REPURCHASE AGREEMENTS

         Reverse repurchase agreements involve the sale by the Fund of portfolio securities, with an agreement that the Fund will repurchase the securities at an agreed upon price, date and interest payment. Each Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price. Each of the Funds may enter into reverse repurchase agreements in amounts not exceeding 33 1/3% of the value of their respective total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by a Fund in lieu of liquidating may decline below the repurchase price of the securities sold by the Fund which is obligated to repurchase. This risk, if encountered, could cause a reduction in the net asset value of the Fund's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. See "Borrowing" in this Statement of Additional Information for percentage limitations on borrowings.

DELAYED DELIVERY AGREEMENTS AND WHEN-ISSUED SECURITIES

         Each Fund may enter into delayed delivery agreements and may purchase securities on a "when-issued" basis.

         Delayed delivery agreements involve commitments by each such Fund to dealers or issuers to acquire securities or instruments at a specified future date beyond the customary settlement date for such securities. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, AIM can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Fund and may enter into delayed delivery agreements to assure that the Fund will be as fully invested as possible in instruments meeting its investment objective. Until the settlement date, the Fund will segregate cash or other liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery securities. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Fund and will be subject to the risks of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Fund until settlement. If cash is not available to the Fund at the time of settlement, the Fund may be required to dispose of portfolio securities that it would otherwise hold to maturity in order to meet its obligation to accept delivery under a delayed delivery agreement. The Board of Directors has determined that entering into delayed delivery agreements does not present a materially increased risk of loss to shareholders, but the Board of Directors may restrict the use of delayed delivery agreements if the risk of loss is determined to be material or if it affects the constant net asset value of the Money Market Fund.

         Many new issues of debt securities are offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Funds will only make commitments to purchase such debt securities with the intention of actually acquiring such securities, but the Funds may each sell these securities before the settlement date if it is deemed advisable. The Fund holds, and maintains until the settlement date segregated liquid assets of a dollar value sufficient at all times to make payment for the when-issued securities. The securities will be marked-to-market and additional assets will be segregated if necessary to maintain adequate coverage of the when-issued commitments.

         Securities purchased on a when-issued basis and the securities held in the Funds' portfolios are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates rise). Therefore, if, in order to achieve higher interest income, a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then-available cash flow, by sale of the segregated securities, by the sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the applicable Fund's payment obligation).

         A sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from federal income taxes. The value of when-issued securities on the settlement date may be more or less than the purchase price.

         If a Fund enters into a delayed delivery agreement or purchases a when-issued security, the Fund will direct its custodian bank to segregate liquid assets in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the account will equal the amount of such Fund's delayed delivery agreements and when-issued commitments. To the extent that funds are segregated, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase the Fund's exposure to market fluctuation, or may increase the possibility that the Fund will incur a short-term loss, if the Fund must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Fund will employ techniques designed to minimize these risks. No additional delayed delivery agreements or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's net assets would become so committed.

         The Government Fund may engage in buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, the Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

DOLLAR ROLL TRANSACTIONS

         In order to enhance portfolio returns and manage prepayment risk, the Diversified Income Fund and the Government Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayments histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. See "Borrowing," below for the applicable limitation on dollar roll transactions.

BORROWING

         Each of the Funds may borrow money to a limited extent from banks (including the Funds' custodian bank) for temporary or emergency purposes subject to the limitations under the 1940 Act. Each Fund will restrict borrowings, reverse repurchase agreements and dollar roll transactions to an aggregate of 331/3% of the Fund's total assets at the time of the transaction. No Fund will purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

ILLIQUID SECURITIES

         None of the Funds will invest more than 15% of their respective net assets in illiquid securities, including restricted securities which are illiquid. The Money Market Fund will not invest more than 10% of its net assets in illiquid securities.

SPECIAL SITUATIONS

         Although the Capital Appreciation Fund does not currently intend to do so, it may invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

WARRANTS

         The Aggressive Growth Fund, the Capital Development Fund, the Global Growth and Income Fund, the Growth and Income Fund and the Telecommunications Fund may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

SHORT SALES

         Each of the Funds (except the Money Market Fund) may enter into short sales transactions from time to time. None of these Funds will make short sales of securities nor maintain a short position unless at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by each of the Funds for the purpose of deferring recognition of gain or loss for federal income tax purposes. In no event may more than 10% of the value of any such Fund's total assets be deposited or pledged as collateral for such sales at any time.

RULE 144A SECURITIES

         Each of the Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). These securities are sometimes referred to as private placements. Although securities which may be resold only to "qualified institutional buyers" in accordance with the provisions of Rule 144A under the 1933 Act are technically considered "restricted securities," the Funds may each purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above under "Illiquid Securities," provided that a determination is made that such securities have a readily available trading market. AIM will determine the liquidity of Rule 144A securities under the supervision of the Company's Board of Directors. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

ASSET ALLOCATION AMONG COUNTRIES

         The Global Growth and Income Fund currently contemplates that it will invest principally in securities of issuers in the United States, Canada, Japan, the Western European nations, New Zealand and Australia, and it may invest in securities denominated in more than one currency.

UTILITIES INDUSTRY

         The following is a general description of the particular types of utilities industries in which the Global Utilities Fund may invest.

         Electric Utility Industry. Electric utilities are heavily regulated. Local rates are subject to the review of state commissions, and sales either between companies or that cross state lines are subject to review by the Federal Energy Regulatory Commission. The industry is also subject to regulation by the SEC under the Public Utility Holding Company Act of 1935. In addition, companies constructing or operating nuclear powered generating stations are subject to extensive regulation by the Nuclear Regulatory Commission.

         Electric utility companies are also subject to extensive local regulation in environmental and site location matters. Future legislation with regard to the issues of acid rain and toxic and radioactive wastes could have a significant impact on the manner in which utility companies conduct their business, and the costs that they incur. Since the late 1970s, investor-owned utilities have experienced a number of unfavorable regulatory trends, including increased regulatory resistance to price increases and new legislation encouraging competition.

         Electric utilities have recently become subject to competition in varying degrees. This competition can have the effect of decreasing revenues and profit margins.

         Natural Gas Industry. The natural gas industry is comprised primarily of many small distribution companies and a few large interstate pipeline companies. The Public Utility Holding Company Act of 1935 has generally acted as a bar to the consolidation of pipeline and distribution companies. Regulation of these companies is similar to that of electric companies. The performance of natural gas utilities may also be substantially affected by fluctuations in energy prices. Competition in the natural gas industry has resulted in the consolidation of the industry.

         Communications Industry. Most of the communications industry capacity is concentrated in the hands of a few very large publicly-held companies, unlike the situation in the electric and gas industries. Significant risks for the investor to overcome still exist, however, including risk relating to pricing at marginal versus embedded cost. New entrants may have lower costs of material due to newer technologies or lower standards of reliability than those heretofore imposed by American Telephone & Telegraph ("AT&T") on the industry. Accordingly, the marginal cost of incremental service is much lower than the costs embedded in an existing network. Communications companies are not subject to the Public Utility Holding Company Act of 1935.

         Interstate communications service may be subject to Federal Communications Commission regulation. Local service may be regulated by the states. In addition, AT&T and its former subsidiaries are still subject to judicial review pursuant to the settlement of the antitrust case brought against them by the Department of Justice.

         Water Utility Industry. The water utility industry is composed of regulated public utilities that are involved in the distribution of drinking water to densely populated areas. The industry is geographically diverse and subject to the same rate base and rate of return regulations as are other public utilities. Demand for water is most heavily influenced by the local weather, population growth in the service area and new construction. Supplies of clean, drinkable water are limited and are primarily a function of the amount of past rainfall.

         Other. In addition to the particular types of utilities industries described above, the Fund may invest in developing utility technology companies (such as cellular telephone, fiber optics and satellite communications firms) and in holding companies which derive a substantial portion of their revenues from utility-related activities.


                     HEDGING AND OTHER INVESTMENT TECHNIQUES

OPTIONS

         Each of the Funds, other than the Money Market Fund, may write (sell) "covered" put and call options and buy put and call options, including securities index and foreign currency options. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security at a fixed or determinable price upon exercise of the option. In the case of index options, exercises are settled through the payment of cash rather than the delivery of property. A call option is covered if, for example, the Fund owns or has the right to acquire the underlying security covered by the call or, in the case of a call option on an index, holds securities the price changes of which are expected to substantially replicate the movement of the index. A put option is covered if, for example, the Fund segregates liquid assets with a value equal to the exercise price of the put option.

         These Funds may write call options on securities or securities indexes for the purpose of increasing their return (through receipt of premiums) or to provide a partial hedge against a decline in the value of their portfolio securities or both. In return for the premium income, the Fund loses any opportunity to profit from an increase in the market price of the underlying securities, above the exercise price, while the contract is outstanding, except to the extent the premium represents a profit. The Fund also retains the risk of loss if the price of the security declines, although the premium is intended to offset that loss in whole or in part. As long as its obligations under the option continue, a Fund must assume that the call may be exercised at any time and that the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price. These Funds may write put options on securities or securities indexes in order to earn additional income or (in the case of put options written on individual securities) to purchase the underlying security at a price below the current market price. If a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain all or part of the premium received for the option, which will increase its gross income. If the price of the underlying security moves adversely to the Fund's position, the option may be exercised and the Fund will be required to sell or purchase the underlying security at a disadvantageous price, or, in the case of index options, deliver an amount of cash, which loss may only be partially offset by the amount of premium received.

         A Fund may enter into a "closing purchase transaction", by purchasing an option identical to the one it has written, and terminate its obligations under the covered call. The Fund will realize a gain (or loss) from a closing purchase transaction if the amount paid to purchase a call option is less (or more) than the premium received upon writing the corresponding call option. Any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund primarily because a price increase of a call option generally reflects an increase in the market price of the securities on which the option is based. In order to sell portfolio securities that cover a call option, a Fund will effect a closing purchase transaction so as to close out any existing covered call option on those securities. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. A liquid secondary market on an exchange may not always exist for any particular option, or at any particular time, and, for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Fund is unable to effect a closing purchase transaction, the Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

         A Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. If a Fund is able to enter into a closing purchase transaction, the Fund will realize a profit (or loss) from that transaction if the cost of the transaction is less (or more) than the premium received from the writing of the option. After writing a put option, a Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying securities plus the premiums received from the sale of the option.

         Each of the Funds noted above may also purchase put or call options on securities and securities indexes in order to hedge against changes in interest rates or stock prices which may adversely affect the prices of securities that the Fund wants to purchase at a later date, to hedge its existing investments against a decline in value, or to attempt to reduce the risk of missing a market or industry segment advance. In the event that the expected changes in interest rates or stock prices occur, the Fund may be able to offset the resulting adverse effect on the Fund by exercising or selling the options purchased. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option. Unless the price of the underlying security or level of the securities index changes by an amount in excess of the premium paid, the option may expire without value to the Fund.

         The purchase of put options on securities enables a Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Fund may continue to receive interest or dividend income on the security.

         An option on a securities index, unlike a stock option (which gives the holder the right to purchase or sell a specified stock at a specified price) gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges, among others: The Chicago Board Options Exchange, New York Stock Exchange, and American Stock Exchange. Options on indexes of debt securities and other types of securities indexes are not currently available. If such options are introduced and traded on exchanges in the future, the Funds may use them.

         The value of securities index options in any investment strategy depends upon the extent to which price movements in the portion of the underlying securities correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Fund in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that a Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of the hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.

         The Fund, for hedging purposes, may purchase and write options in combination with each other to adjust the risk and return characteristics of the Fund's overall position. For example, the Fund may purchase a put option and write a covered call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. This technique, called a "collar," enables the Fund to offset the cost of purchasing a put option with the premium received from writing the call option. However, by selling the call option, the Fund gives up the ability for potentially unlimited profit from the put option. Another possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Options purchased or written by a Fund may be traded on the national securities exchanges or negotiated with a dealer. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such options and the securities used as "cover" for such options, unless otherwise indicated, would be considered illiquid securities.

         In instances in which a Fund has entered into agreements with primary dealers with respect to the over-the-counter options it has written, and such agreements would enable the Fund to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Fund would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e, the price of the option exceeds the exercise price.

         Each of the Funds, except the Money Market Fund, may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. Such investment strategies will be used as a hedge and not for speculation. As in the case of other types of options, the writing of an option on foreign currency will constitute a hedge, however it differs in that it is only a partial hedge, up to the amount of the premium received. Moreover, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates; thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies may be traded on the national securities exchange or in the over-the-counter market. As described above, options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

         Options are subject to certain risks, including the risk of imperfect correlation between the option and the applicable Fund's other investments and the risk that there may not be a liquid secondary market for the option when the Fund seeks to hedge against adverse market movements. This may cause the Fund to lose the entire premium on purchase options or reduce its ability to effect closing transactions at favorable prices.

         The Funds will not write options if, immediately after such sale, the aggregate value of the securities or obligations underlying the outstanding options exceeds 25% of the applicable Fund's total assets. The Funds will not purchase options if, at the time of the investment, the aggregate premiums paid for outstanding options will exceed 5% of the applicable Fund's total assets.

FUTURES AND FORWARD CONTRACTS

         Each of the Funds, other than the Money Market Fund, may purchase and sell futures contracts on debt securities and on indexes of debt securities to hedge against anticipated changes in interest rates that might otherwise have an adverse effect on the value of their assets or assets they intend to acquire. In addition, they may purchase and sell stock index futures contracts to hedge the value of the portfolio against changes in market conditions. These Funds may also purchase put and call options on futures contracts and write "covered" put and call options on futures contracts in order to hedge against changes in interest rates or stock prices. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of an index future) for a set price in the future. When the contract is entered into, a good faith deposit, known as initial margin, is made with the broker. Subsequent daily payments, known as variation margin, are made to and by the broker reflecting changes in the value of the security or level of the index. Futures contracts are authorized by boards of trade designated as "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). Certain results may be accomplished more quickly, and with lower transaction costs, in the futures market (because of its greater liquidity) than in the cash market.

         In cases of purchases of futures contracts, an amount of liquid assets, equal to the cost of the futures contracts (less any related margin deposits), will be segregated to collateralize the position and ensure that the use of such futures contracts is unleveraged. Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a future contract. Initially, a Fund will be required to deposit with its custodian for the account of the broker a stated amount, as called for by the particular contract, of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions.

         Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker will be made on a daily basis as the price of the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. This process is known as "marking-to-market." For example, when a Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment with respect to that increase in value. Conversely, where a Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, that position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Variation margin payments would be made in similar fashion when a Fund has purchased an interest rate futures contract. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or a gain.

         A Fund will incur brokerage fees when it purchases and sells futures contracts, and it will be required to maintain margin deposits. Positions taken in the futures markets are typically liquidated through offsetting transactions, which may result in a gain or a loss, before delivery or cash settlement is required. However, a Fund may close out a position by making or taking delivery of the underlying securities wherever it appears economically advantageous to do so.

         Purchases of options on futures contracts may present less risk than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

         Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there may not always be a liquid market, and it may not be possible to close a futures position at that time; in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of maintenance margin. Whenever futures positions are used to hedge portfolio securities, however, any increase in the price of the underlying securities held by the Fund may partially or completely offset losses on the futures contracts.

         If a broker or clearing member of an options or futures clearing corporation were to become insolvent, the Funds could experience delays and might not be able to trade or exercise options or futures purchased through that broker. In addition, the Funds could have some or all of their positions closed out without their consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves. While the principal purpose of engaging in these transactions is to limit the effects of adverse market movements, the attendant expense may cause the Funds' returns to be less than if the transactions had not occurred. Their overall effectiveness, therefore, depends on AIM's accuracy in predicting future changes in interest rate levels or securities price movements, as well as on the expense of engaging in these transactions.

         Although the Funds are authorized to invest in futures contracts and related options with respect to non-U.S. instruments, they will limit such investments to those which have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by U.S. investors. These Funds may enter into futures contracts and buy and sell related options, provided that the futures contracts and related options investments are made for "bona fide hedging" purposes, as defined under CFTC regulations. No more than 5% of a Fund's total assets will be committed to initial margin deposits required pursuant to futures contracts. Percentage investment limitations on a Fund's investment in options on futures contracts are set forth above under "Options."

         To the extent that any of the Funds invests in securities denominated in foreign currencies (which is substantially all of the securities held by the International Fund and a significant portion of securities held by the Diversified Income Fund and the Global Utilities Fund), the value of the Fund's portfolio will be affected by changes in exchange rates between currencies (including the U.S. dollar), as well as by changes in the market value of the securities themselves. In order to mitigate the effects of such changes, each of the Funds, other than the Money Market Fund, may enter into futures contracts on foreign currencies (and related options) and may enter into forward contracts for the purchase or sale of a specific currency at a future date at a price set at the time of the contract. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions with respect to them.

         In managing their currency exposure, the Funds may buy and sell currencies either in the spot (cash) market or in the forward market (through forward contracts generally expiring within one year). The Funds may also enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to their portfolio positions generally. When such a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the applicable Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Positions hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio positions, such as in an ADR) denominated or quoted in a foreign currency. Unlike futures contracts, forward contracts are generally individually negotiated and privately traded. A forward contract obligates the seller to sell a specific security or currency at a specific price on a future date, which may be any fixed number of days from the date of the contract. The Funds may enter into forward contracts for transaction hedging purposes with respect to all or a substantial portion of their trades. The Funds will not speculate in foreign exchange nor commit a larger percentage of their total assets to foreign exchange hedges than the percentage of their total assets which they could invest in foreign securities. The Global Utilities Fund and the International Fund may enter into forward contracts for transaction hedging purposes with respect to all or a substantial portion of their trades.

         There are risks associated with hedging transactions. During certain market conditions, a hedging transaction may not completely offset a decline or rise in the value of the Fund's portfolio securities or currency being hedged. In addition, changes in the market value of securities or currencies may differ substantially from the changes anticipated by the Fund when hedged positions were established. Successful use of hedging transactions is dependent upon AIM's ability to predict correctly movements in the direction of the applicable markets. No assurance can be given that AIM's judgment in this respect will be correct. Accordingly, a Fund may lose the expected benefit of hedging if markets move in an unanticipated manner. Moreover, in the futures and options on futures markets, it may not always be possible to execute a put or sell at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuations.


                                  RISK FACTORS

Investors should consider carefully the following special factors before investing in any of the Funds.

SMALL CAPITALIZATION COMPANIES

         Investors should realize that equity securities of small to medium-sized companies may involve greater risk than is associated with investing in more established companies. Small to medium-sized companies often have limited product and market diversification, fewer financial resources or may be dependent on a few key managers. Any one of the foregoing may change suddenly and have an immediate impact on the value of the company's securities. Furthermore, whenever the securities markets are experiencing rapid price changes due to national economic trends, secondary growth securities have historically been subject to exaggerated price changes.

NON-INVESTMENT GRADE DEBT SECURITIES

         The Balanced Fund, the Diversified Income Fund, the High Yield Fund, and to a lesser extent the Global Utilities Fund and the Telecommunications Fund, seek to meet their respective investment objectives by investing in non-investment grade debt securities, commonly known as "junk bonds." While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than higher-rated securities. Economic downturns tend to disrupt the market for junk bonds and adversely affect their values. Such economic downturns may be expected to result in increased price volatility for junk bonds and of the value of shares of the above-named Funds, and increased issuer defaults on junk bonds.

         In addition, many issuers of junk bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, junk bonds are subordinated to the prior payment of senior indebtedness, which potentially limits a Fund's ability to fully recover principal or to receive payments when senior securities are subject to a default.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. Junk bonds have speculative characteristics which are likely to increase in number and significance with each successive lower rating category.

         When the secondary market for junk bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult for the Company's directors to value a Fund's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market also may affect a Fund's ability to dispose of such securities at desirable prices.

         In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds without regard to their investment merits, thereby decreasing the asset based upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments, than those of higher-rated debt securities.

FOREIGN SECURITIES

         Investments by a Fund in foreign securities whether denominated in U.S. dollars or foreign currencies, may entail the following risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         CURRENCY RISK. The value of the Fund's foreign investments may be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain established a common European currency known as the "euro" and each members's local currency became a denomination of the euro. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by the Fund.

         POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the Fund may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Fund's investments.

         REGULATORY RISK. Foreign companies are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund's shareholders.

         MARKET RISK. The securities markets in many of the countries in which the Fund invests will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies and governments may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative difficulties (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         In addition, there are risks associated with certain investment strategies employed by the Funds as discussed in the previous section.

NON-DIVERSIFIED PORTFOLIO (GLOBAL UTILITIES FUND ONLY)

         The Global Utilities Fund is a non-diversified portfolio, which means that it may invest a greater proportion of its assets in the securities of a smaller number of issuers and therefore may be subject to greater market and credit risk than a more broadly diversified portfolio. (A diversified portfolio may not invest more than 5% of its assets in obligations of one issuer, with respect to 75% of its total assets.)


                             INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

         The following restrictions apply to all of the Funds and are fundamental. Unless permitted by law, they will not be changed for any Fund without approval of that Fund's voting securities.

         None of the Funds will:

         (1) invest for the purpose of exercising control over or management over a company except that each Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (2) act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the fund may be deemed to be an underwriter for purposes of the 1933 Act;

         (3) purchase or sell real estate or any interest therein, except that each Fund may, as appropriate and consistent with its investment policies and other investment restrictions, invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities of issuers that engage in real estate operations or interests therein, and may hold and sell real estate acquired as a result of ownership in such securities;

         (4) purchase or sell commodity contracts, except that each Fund may, as appropriate and consistent with its investment policies and other investment restrictions, enter into futures contracts on securities, securities indices and currency, options on such futures contracts, forward foreign currency exchange contracts, forward commitments and repurchase agreements;

         (5) make loans, except for collateralized loans of portfolio securities in an amount not exceeding 33 1/3% of the applicable Fund's total assets. This restriction does not prevent a Fund from purchasing government obligations, short-term commercial paper, or publicly traded debt, including bonds, notes, debentures, certificates of deposit, bankers acceptances and equipment trust certificates, nor does this restriction apply to loans made under insurance policies, or through entry into repurchase agreements, to the extent they may be viewed as loans;

         (6) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets at market value at the time of each investment, except that the Money Market Fund may invest up to 100% of its assets in obligations issued by banks. This limitation does not apply to the Global Utilities Fund or to investments in obligations of the U.S. Government or any of its agencies or instrumentalities but will apply to foreign government obligations unless the Securities and Exchange Commission permits their exclusion;

         (7) issue senior securities, except to the extent permitted by the 1940 Act, including permitted borrowings;

         (8) purchase securities of an issuer (other than investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or except that each Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order), if as a result with respect to 75% of the value of the Fund's total assets, taken at market value, (i) more than 5% of the Fund's total assets taken at market value would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets may be invested in securities issued or guaranteed by any foreign government or its agencies or instrumentalities, or
(ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. As a matter of operating policy, the Money Market Fund will invest no more than 5% of the value of that Fund's total assets in securities, other than U.S. Government securities of any one issuer, except that the Money Market Fund may invest up to 25% of its total assets in First Tier Securities (as defined in Rule 2a-7 under the 1940
Act) of a single issuer for a period of up to three business days after the purchase of such security. This restriction does not apply to the Global Utilities Fund; and

         (9) Each Fund may, not withstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as that Fund.

NON-FUNDAMENTAL RESTRICTIONS

         The following investment restrictions apply to all of the Funds but are not fundamental. They may be changed for any Fund without approval of that Fund's voting securities.

         (1) None of the Funds will invest more than 15% (10% for the Money Market Fund) of its assets in securities restricted as to disposition under federal securities laws, or securities otherwise considered illiquid or not readily marketable, including repurchase agreements having a maturity of more than seven days.

         (2) None of the Funds will purchase or retain the securities of any issuer if, to the knowledge of AIM, those officers and Directors of the Company, its adviser or distributor owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

         (3) The Company does not currently intend to invest all of the assets of any Fund in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and limitations as that Fund.

         (4) The Fund may not invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

                                   MANAGEMENT

DIRECTORS AND OFFICERS

         The directors and officers of the Company and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each director and executive officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.



========================================================================================================
                                    Positions Held
         NAME, ADDRESS AND AGE      with Registrant      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
         ---------------------      ---------------      ----------------------------------------
--------------------------------------------------------------------------------------------------------
*CHARLES T. BAUER (79)               Director and        Chairman of the Board of Directors,
                                       Chairman          A I M Management Group Inc.,
                                                         A I M Advisors, Inc., A I M Capital
                                                         Management, Inc., A I M Distributors, Inc.,
                                                         A I M Fund Services, Inc. and Fund
                                                         Management Company; and Vice Chairman
                                                         and Director, AMVESCAP PLC.
--------------------------------------------------------------------------------------------------------
BRUCE L. CROCKETT (54)                 Director          Director, ACE Limited (insurance company),
906 Frome Lane                                           Formerly, Director, President and Chief
McLean, VA 22102                                         Executive Officer, COMSAT Corporation
                                                         and Chairman, Board of Governors of
                                                         INTELSAT; (international communications
                                                         company).
--------------------------------------------------------------------------------------------------------
OWEN DALY II (74)                      Director          Director, Cortland Trust Inc. (investment
Six Blythewood Road                                      company). Formerly, Director, CF & I Steel
Baltimore, MD  21210                                     Corp., Monumental Life Insurance Company
                                                         and Monumental General Insurance
                                                         Company; and Chairman of the Board of
                                                         Equitable Bancorporation.
--------------------------------------------------------------------------------------------------------
EDWARD K. DUNN, JR. (63)               Director          Chairman of the Board of Directors,
2 Hopkins Plaza, 20th Floor                              Mercantile Mortgage Corp.  Formerly, Vice
Baltimore, MD  21201                                     Chairman of the Board of Directors and
                                                         President, Mercantile-Safe Deposit & Trust
                                                         Co.; and President, Mercantile Bankshares.
--------------------------------------------------------------------------------------------------------
JACK FIELDS (46)                       Director          Chief Executive Officer, Texana Global, Inc.
8810 Will Clayton Parkway                                (foreign trading company) and Twenty First
Jetero Plaza, Suite E                                    Century, Inc. (a governmental affairs
Humble, TX 77338                                         company).  Formerly, Member of the U.S.
                                                         House of Representatives.
--------------------------------------------------------------------------------------------------------

--------------------

* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

========================================================================================================
                                    Positions Held
         NAME, ADDRESS AND AGE      with Registrant      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
         ---------------------      ---------------      ----------------------------------------
--------------------------------------------------------------------------------------------------------
*CARL FRISCLING (61)
   919 Third Avenue                 Director             Partner, Kramer, Levin, Naftalis & Frankel
   New York, NY  10022                                   (law firm).  Formerly, Partner, Reid & Priest
                                                         (law firm).
--------------------------------------------------------------------------------------------------------
**ROBERT H. GRAHAM  (51)            Director and         Director, President and Chief Executive
                                     President           Officer, A I M Management Group Inc.;
                                                         Director and President, A I M Advisors,
                                                         Inc.; Director and Senior Vice President,
                                                         A I M Capital Management, Inc., A I M
                                                         Distributors, Inc., A I M Fund Services, Inc.,
                                                         and Fund Management Company; Director,
                                                         AMVESCAP PLC.
--------------------------------------------------------------------------------------------------------
PREMA MATHAI-DAVIS (49)             Director             Chief Executive Officer, YWCA of the
350 Fifth Avenue, Suite 301                              U.S.A.; Commissioner, New York City
New York, NY 10118                                       Department for the Aging; and Member,
                                                         Board of Directors, Metropolitan
                                                         Transportation Authority of New York State.
--------------------------------------------------------------------------------------------------------
LEWIS F. PENNOCK  (56)              Director             Attorney in private practice in Houston,
6363 Woodway, Suite 825                                  Texas.
Houston, TX  77057
--------------------------------------------------------------------------------------------------------
IAN W. ROBINSON (75)                Director             Formerly, Executive Vice President and
183 River Drive                                          Chief Financial Officer, Bell Atlantic
Tequesta, FL  33469                                      Management Services, Inc. (provider of
                                                         centralized management services to telephone
                                                         companies); Executive Vice President, Bell
                                                         Atlantic Corporation (parent of seven telephone
                                                         companies); and Vice President and Chief
                                                         Financial Officer, Bell Telephone Company of
                                                         Pennsylvania and Diamond State Telephone
                                                         Company.
--------------------------------------------------------------------------------------------------------


--------------------

* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

** A director who is an "interested person" of the Company as defined in the 1940 Act.

========================================================================================================
                                    Positions Held
         NAME, ADDRESS AND AGE      with Registrant      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
         ---------------------      ---------------      ----------------------------------------
--------------------------------------------------------------------------------------------------------
LOUIS S. SKLAR (59)                     Director         Executive Vice President, Development and
Transco Tower, 50th Floor                                Operations, Hines Interests Limited
2800 Post Oak Blvd.                                      Partnership (real estate development).
Houston, TX  77056
--------------------------------------------------------------------------------------------------------
***JOHN J. ARTHUR  (54)               Senior Vice        Director and Senior Vice President,
                                     President and       A I M Advisors, Inc.; and Vice President and
                                       Treasurer         Treasurer, A I M Management Group Inc.
--------------------------------------------------------------------------------------------------------
GARY T. CRUM  (51)                   Senior Vice         Director and President, A I M Capital
                                      President          Management, Inc.; Director and Senior Vice
                                                         President, A I M Management Group Inc.
                                                         and A I M Advisors, Inc.; and Director,
                                                         A I M Distributors, Inc. and  AMVESCAP
                                                         PLC.
--------------------------------------------------------------------------------------------------------
***CAROL F. RELIHAN  (44)             Senior Vice        Director, Senior Vice President, General
                                     President and       Counsel and Secretary, A I M Advisors, Inc.;
                                       Secretary         Senior Vice President, General Counsel and
                                                         Secretary, A I M Management Group Inc.;
                                                         Director, Vice President and General
                                                         Counsel, Fund Management Company;
                                                         General Counsel and Vice President,
                                                         A I M Fund Services, Inc.; and Vice
                                                         President, A I M Capital Management, Inc.,
                                                         A I M Distributors, Inc.
--------------------------------------------------------------------------------------------------------
DANA R. SUTTON  (39)                Vice President       Vice President and Fund Controller,
                                    and Assistant        A I M Advisors, Inc.; and Assistant Vice
                                      Treasurer          President and Assistant Treasurer, Fund
                                                         Management Company.
--------------------------------------------------------------------------------------------------------
ROBERT G. ALLEY  (50)              Vice President        Senior Vice President, A I M Capital
                                                         Management, Inc.; and Vice President,
                                                         A I M Advisors, Inc.
--------------------------------------------------------------------------------------------------------
STUART W. COCO (43)                Vice President        Senior Vice President, A I M Capital
                                                         Management, Inc. and Vice President,
                                                         A I M Advisors, Inc.
--------------------------------------------------------------------------------------------------------

---------------

***      Mr. Arthur and Ms. Relihan are married to each other.

========================================================================================================
                                    Positions Held
         NAME, ADDRESS AND AGE      with Registrant      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
         ---------------------      ---------------      ----------------------------------------
--------------------------------------------------------------------------------------------------------
MELVILLE B. COX  (54)               Vice President       Vice President and Chief Compliance
                                                         Officer, A I M Advisors, Inc., A I M Capital
                                                         Management, Inc., A I M Distributors, Inc.,
                                                         A I M Fund Services, Inc., and Fund
                                                         Management Company.
--------------------------------------------------------------------------------------------------------
KAREN DUNN KELLEY (37)              Vice President       Senior Vice President, A I M Capital
                                                         Management, Inc. and Vice President,
                                                         A I M Advisors, Inc.
--------------------------------------------------------------------------------------------------------
JONATHAN C. SCHOOLAR (37)           Vice President       Senior Vice President, A I M Capital
                                                         Management, Inc.; and Vice President,
                                                         A I M Advisors, Inc.
========================================================================================================




         The standing committees of the Board of Directors are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

         The members of the Audit Committee are Messrs. Crockett, Daly, Dunn, Fields, Frischling, Pennock, Robinson (Chairman), Sklar and Ms. Mathai-Davis. The Audit Committee is responsible for meeting with the Company's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Company's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a Charter adopted by the Board of Directors and such Committee.

         The members of the Investments Committee are Messrs. Bauer, Crockett, Daly, Dunn, Fields, Frischling, Pennock, Robinson, Sklar (Chairman) and Ms. Mathai-Davis. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

         The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock, Robinson, Sklar and Ms. Mathai-Davis. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons, reviewing from time to time the compensation payable to the disinterested directors, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors of such Committee.

         All of the Company's Directors also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Directors' executive officers hold similar offices with some or all of the other investment companies managed or advised by AIM.

Remuneration of Directors

         Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee thereof. Each director of the Company who is not also an officer of the Company is compensated for his services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of certain other investment companies advised or managed by AIM. Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued during the fiscal year ended December 31, 1998 for each director of the Company:

======================================================================================================
                                                             RETIREMENT
                                                              BENEFITS
                                          AGGREGATE            ACCRUED               TOTAL
                                        COMPENSATION         BY ALL AIM           COMPENSATION
           DIRECTOR                    FROM COMPANY(1)       FUNDS(2)(3)      FROM ALL AIM FUNDS(4)
------------------------------------------------------------------------------------------------------
Charles T. Bauer                         $      0             $      0              $      0
------------------------------------------------------------------------------------------------------
Bruce L. Crockett
------------------------------------------------------------------------------------------------------
Owen Daly II
------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr                              0                    0                     0
------------------------------------------------------------------------------------------------------
Jack Fields                                                          0
------------------------------------------------------------------------------------------------------
Carl Frischling(4)
------------------------------------------------------------------------------------------------------
Robert H. Graham                                0                    0                     0
------------------------------------------------------------------------------------------------------
John F. Kroeger(5)
------------------------------------------------------------------------------------------------------
Prema Mathai-Davis                              0                    0                     0
------------------------------------------------------------------------------------------------------
Lewis F. Pennock
------------------------------------------------------------------------------------------------------
Ian W. Robinson
------------------------------------------------------------------------------------------------------
Louis S. Sklar
======================================================================================================

(1) The total amount of compensation deferred by all Directors of the Company during the fiscal year ended December 31, 1998, including interest earned thereon, was $________.

(2) During the fiscal year ended December 31, 1998, the total amount of expenses allocated to the Company in respect of such retirement benefits was $_______. Data reflects compensation estimated for the calendar year ended December 31, 1998.

(3) Each Director serves as a Director or Trustee of a total of 12 registered investment companies advised by AIM (comprised of over 50 portfolios). Data reflects compensation estimated for the calendar year ended December 31, 1998.

(4) The Company paid the law firm of Kramer, Levin, Naftalis & Frankel LLP $_______ in legal fees for services provided to the Funds during the fiscal year ended December 31, 1998. Mr. Frischling, a Director of the Company, is a partner in such firm.

(5) Mr. Kroeger was a director until June 11, 1998, when he resigned. On that date he became a consultant to the Company. Of the amount listed above $________ was for compensation for service as a director and the remainder as a consultant. Mr. Kroeger passed away on November 26, 1998. Mr. Kroeger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/Trustee."

AIM Funds Retirement Plan for Eligible Directors/Trustees

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) for the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.


         Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming a specified level of compensation and years of service classifications. The estimated credited years of service for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Mathai-Davis, Pennock, Robinson and Sklar are 11, 11, 0, 1, 21, 20, 0, 17, 11 and 9 years, respectively.


                         ANNUAL BENEFITS UPON RETIREMENT


              ====================================================
                  Number of                     Annual Retainer
                  Years of                  Paid By All AIM Funds
                Service With
               the Applicable
                  AIM Funds                        $90,000
              ====================================================
                     10                            $67,500
              ----------------------------------------------------
                      9                            $60,750
              ----------------------------------------------------
                      8                            $54,000
              ----------------------------------------------------
                      7                            $47,250
              ----------------------------------------------------
                      6                            $40,500
              ----------------------------------------------------
                      5                            $33,750
              ====================================================


Deferred Compensation Agreements

         Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors elected to defer receipt of 100% of their compensation payable by the

Company, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten (10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Company. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

INVESTMENT ADVISORY, SUB-ADVISORY AND ADMINISTRATIVE SERVICES AGREEMENTS

         Each Fund has entered into a master investment advisory agreement (the "Advisory Agreement") dated February 28, 1997, and a master administrative services agreement (the "Administrative Services Agreement"), dated May 1, 1998, with AIM. A prior investment advisory agreement with substantially identical terms to the Advisory Agreement was in effect prior to February 28, 1997. A prior master administrative services agreement ("Prior Administrative Services Agreement") with substantially similar terms to the Administrative Services Agreement, was in effect prior to May 1, 1998. In addition, AIM has entered into a Sub-Advisory Agreement, dated December 14, 1998, (the "Sub-Advisory Agreement") with INVESCO Asset Management Limited ("INVESCO"), an indirect wholly owned subsidiary of AMVESCAP PLC, with respect to Global Growth and Income Fund. The address of INVESCO is 11 Devonshire Square, London, England EC2 M4YR. See "Fund Management" in the Prospectus.

         AIM was organized in 1976, and along with its subsidiaries, manages or advises over 110 investment portfolios encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of A I M Management Group, Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in the business of investment management on an international basis. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Directors and Officers."

         AIM and the Company have adopted a Code of Ethics (the "Code of Ethics") which requires investment personnel and certain other employees (a) to pre-clear all personal securities transactions subject to the Code of Ethics,
(b) to file reports or duplicate confirmations regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security,
(ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund and (d) abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

         The Advisory Agreement for the Funds provides that each Fund will pay all expenses of the Fund, including, without limitation: brokerage commissions, taxes, legal, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to directors and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Company on behalf of the Funds in connection with membership in investment company organizations, the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders; and all other charges and costs of the Fund's operations unless otherwise explicitly provided.

         The Advisory Agreement for the Funds and the Sub-Advisory Agreement for Global Growth and Income Fund provides that the agreement will remain in effect for the initial term and continue in effect from year to year thereafter only if such continuance is specifically approved at least annually (i) by the Company's Board of Directors or by the vote of a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act); and (ii) by the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (the "Non-Interested Directors") by votes cast in person at a meeting called for such purpose. The Advisory Agreement was initially approved by the Company's Board of Directors (including the affirmative vote of all of the Non-Interested Directors) on December 11, 1996 and was approved by the Funds' shareholders on February 7, 1997. The Board of Directors of the Company approved the continuance of the Agreement until June 30, 1998. The Advisory Agreement became effective on February 28, 1997. The Sub-Advisory Agreement was initially approved by the Company's Board of Directors (including the affirmative vote of all of the Non-Interested Directors) on September 26, 1998. The Sub-Advisory Agreement became effective December 14, 1998. The Advisory Agreement provides that the Company, AIM (in the case of the Advisory Agreement) or INVESCO (in the case of the Sub-Advisory Agreement) may terminate such agreement with respect to any Fund(s) on sixty (60) days' written notice without penalty. Each agreement terminates automatically in the event of its assignment. As compensation for its services, AIM pays 0.40% of the advisory fees it receives pursuant to the Advisory Agreement with respect to Global Growth and Income Fund to INVESCO.

         Pursuant to the Advisory Agreement, AIM receives a fee from each of AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Diversified Income Fund AIM V.I. Global Growth and Income Fund, AIM V.I. Global Utilities Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. High Yield Fund, AIM V.I. International Equity Fund, AIM V.I. Money Market Fund, AIM V.I. Telecommunications Fund and AIM V.I. Value Fund calculated at the following annual rate, based on the average daily net assets of the Fund during the year:


                       AIM V.I. CAPITAL APPRECIATION FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                              AIM V.I. GROWTH FUND
                         AIM V.I. GROWTH AND INCOME FUND
                               AIM V.I. VALUE FUND

                                                                              ANNUAL
NET ASSETS                                                                     RATE
----------                                                                    ------
First $250 million..........................................................    0.65%
Over  $250 million..........................................................    0.60%

                            AIM V.I. AGGRESSIVE GROWTH FUND

                                                                              ANNUAL
NET ASSETS                                                                     RATE
----------                                                                    ------
First $150 million..........................................................    0.80%
Over $150 million...........................................................   0.625%

                                 AIM V.I. BALANCED FUND

                                                                              ANNUAL
NET ASSETS                                                                     RATE
----------                                                                    ------
First $150 million..........................................................    0.75%
Over $150 million...........................................................    0.50%

                             AIM V.I. CAPITAL DEVELOPMENT FUND

                                                                              ANNUAL
NET ASSETS                                                                     RATE
----------                                                                    ------
First $350 million..........................................................    0.75%
Over $350 million...........................................................   0.625%

                              AIM V.I. DIVERSIFIED INCOME FUND

                                                                               ANNUAL
NET ASSETS                                                                      RATE
----------                                                                     ------
First $250 million..........................................................     0.60%
Over $250 million...........................................................     0.55%

                           AIM V.I. GLOBAL GROWTH AND INCOME FUND
                              AIM V.I. TELECOMMUNICATIONS FUND

                                                                               ANNUAL
NET ASSETS                                                                      RATE
----------                                                                     ------
Average Daily Net Assets....................................................     1.00%

                              AIM V.I. GOVERNMENT SECURITIES FUND

                                                                               ANNUAL
NET ASSETS                                                                      RATE
----------                                                                     ------
First $250 million..........................................................     0.50%
Over $250 million...........................................................     0.45%

                                    AIM V.I. HIGH YIELD FUND

                                                                               ANNUAL
NET ASSETS                                                                      RATE
----------                                                                     ------
First $200 million .........................................................    0.625%
Next $300 million...........................................................     0.55%
Next $500 million...........................................................     0.50%
Amount over $1 billion......................................................     0.45%

                               AIM V.I. INTERNATIONAL EQUITY FUND

                                                                               ANNUAL
NET ASSETS                                                                      RATE
----------                                                                     ------
First $250 million..........................................................     0.75%
Over $250 million...........................................................     0.70%

                                 AIM V.I. MONEY MARKET FUND

                                                                               ANNUAL
NET ASSETS                                                                      RATE
----------                                                                     ------
First $250 million .........................................................     0.40%
Over $250 million...........................................................     0.35%


         Each of the following Funds (except the AIM V.I. Global Growth and Income Fund and the AIM V.I. Telecommunications Fund) paid to AIM a management fee (net of fee waivers) for the fiscal years ended December 31, 1998, December 31, 1997, and December 31, 1996, under the Advisory Agreement and a prior, substantially identical advisory agreement, as follows:


                                             December 31,     December 31,     December 31,
                                                1998             1997             1996
                                             ------------     ------------     ------------
AIM V.I. Aggressive Growth Fund*             $                         N/A              N/A
AIM V.I. Balanced Fund*                      $                         N/A              N/A
AIM V.I. Capital Appreciation Fund           $                $  3,083,708     $  1,884,838
AIM V.I. Capital Development Fund*           $                         N/A              N/A
AIM V.I. Diversified Income Fund             $                $    447,539     $    306,235
AIM V.I. Global Utilities Fund               $                $    106,309     $     57,054
AIM V.I. Government Securities Fund          $                $    138,550     $    107,471
AIM V.I. Growth Fund                         $                $  1,453,488     $    916,484
AIM V.I. Growth and Income Fund              $                $  2,609,695     $    678,242
AIM V.I. High Yield Fund*                    $                         N/A              N/A
AIM V.I. International Equity Fund           $                $  1,519,323     $    924,578
AIM V.I. Money Market Fund                   $                $    254,546     $    264,855
AIM V.I. Value Fund                          $                $  3,303,799     $  1,955,091

* Fees paid were for the period May 1, 1998 (date operations commenced) through December 31, 1998.

         For the fiscal years ended December 31, 1998, December 31, 1997 and December 31, 1996, AIM waived management fees for each Fund (except the AIM V.I. Global Growth and Income Fund and the AIM V.I.
Telecommunications Fund) as follows:

                                           December 31,   December 31,     December 31,
                                              1998           1997             1996
                                           ------------   ------------     ------------
AIM V.I. Aggressive Growth Fund*           $                      N/A               N/A
AIM V.I. Balanced Fund*                    $                      N/A               N/A
AIM V.I. Capital Appreciation Fund         $              $        -0-     $        -0-
AIM V.I. Capital Development Fund*         $                      N/A               N/A
AIM V.I. Diversified Income Fund           $              $        -0-     $        -0-
AIM V.I. Global Utilities Fund             $              $        -0-     $     15,954
AIM V.I. Government Securities Fund        $              $        -0-     $        -0-
AIM V.I. Growth Fund                       $              $        -0-     $        -0-
AIM V.I. Growth and Income Fund            $              $        -0-     $        -0-
AIM V.I. High Yield Fund*                  $                      N/A               N/A
AIM V.I. International Equity Fund         $              $        -0-     $        -0-
AIM V.I. Money Market Fund                 $              $        -0-     $        -0-
AIM V.I. Value Fund                        $              $        -0-     $        -0-

* Fees waived were for the period May 1, 1998 (date operations commenced) through December 31, 1998.

         In addition to the management fees paid by each Fund (except the AIM V.I. Global Growth and Income Fund and the AIM V.I. Telecommunications Fund) for the fiscal years ended December 31, 1998, December 31, 1997 and December 31, 1996, AIM absorbed other expenses as follows:

                                           December 31,   December 31,     December 31,
                                              1998           1997             1996
                                           ------------   ------------     ------------
AIM V.I. Aggressive Growth Fund*           $                      N/A               N/A
AIM V.I. Balanced Fund*                    $                      N/A               N/A
AIM V.I. Capital Appreciation Fund         $              $        -0-     $        -0-
AIM V.I. Capital Development Fund*         $                      N/A               N/A
AIM V.I. Diversified Income Fund           $              $        -0-     $        -0-
AIM V.I. Global Utilities Fund             $              $        -0-     $        -0-
AIM V.I. Government Securities Fund        $              $        -0-     $        -0-
AIM V.I. Growth Fund                       $              $        -0-     $        -0-
AIM V.I. Growth and Income Fund            $              $        -0-     $        -0-
AIM V.I. High Yield Fund*                  $                      N/A               N/A
AIM V.I. International Equity Fund         $              $        -0-     $        -0-
AIM V.I. Money Market Fund                 $              $        -0-     $        -0-
AIM V.I. Value Fund                        $              $        -0-     $        -0-


* Fee amounts are for the period May 1, 1998 (date operations commenced) through December 31, 1998.

         The Administrative Services Agreement for the Funds provides that AIM may perform certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Advisory Agreement. For such services, AIM would be entitled to receive from each Fund reimbursement of its expenses. In addition, AIM provides, or assures that Participating Insurance Companies will provide, certain services implementing the Company's funding arrangements with Participating Insurance Companies. Effective May 1, 1998, the Funds reimburse AIM for its costs in providing, or assuring that Participating Insurance Companies provide, these services, currently in an amount up to 0.25% of the average net asset value of each Fund in excess of the net asset value of each Fund on April 30, 1998.

         The Administrative Services Agreement for the Funds provides that the agreement will remain in effect for the initial term and continue in effect from year to year thereafter only if such continuance is specifically approved at least annually (i) by the Company's Board of Directors or by the vote of a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act); and (ii) by the affirmative vote of a majority of the Non-Interested Directors, by votes cast in person at a meeting called for such purpose. The agreement terminates automatically in the event of its assignment or in the event of termination of the Master Investment Advisory Agreement.

         For the fiscal years ended December 31, 1998, December 31, 1997 and December 31, 1996, AIM received reimbursement of administrative services costs from each of the Funds (except the AIM V.I. Global Growth and Income Fund and the AIM V.I. Telecommunications Fund) pursuant to the Prior Administrative Services Agreement as follows:


                                          December 31,   December 31,     December 31,
                                             1998           1997             1996
                                          ------------   ------------     ------------
AIM V.I. Aggressive Growth Fund*          $                      N/A               N/A
AIM V.I. Balanced Fund*                   $                      N/A               N/A
AIM V.I. Capital Appreciation Fund        $              $     43,588     $     46,623
AIM V.I. Capital Development Fund*        $                      N/A               N/A
AIM V.I. Diversified Income Fund          $              $     48,683     $     49,500
AIM V.I. Global Utilities Fund            $              $     47,128     $     47,729
AIM V.I. Government Securities Fund       $              $     37,872     $     38,695
AIM V.I. Growth Fund                      $              $     44,692     $     39,552
AIM V.I. Growth and Income Fund           $              $     43,065     $     38,784
AIM V.I. High Yield Fund*                 $                      N/A               N/A
AIM V.I. International Equity Fund        $              $     59,724     $     58,644
AIM V.I. Money Market Fund                $              $     38,289     $     29,412
AIM V.I. Value Fund                       $              $     53,632     $     47,116


* Fees paid were for the period May 1, 1998 (date operations commenced) through December 31, 1998.

THE DISTRIBUTION AGREEMENT

         The Funds have entered into a master distribution agreement (the "Distribution Agreement") with AIM Distributors, dated February 28, 1997. Information concerning AIM Distributors and the continuous offering of the Funds' shares is set forth in the Prospectus under the heading "Fund Management." The Distribution Agreement provides that AIM Distributors will bear the expenses of printing from the final proof and distributing prospectuses and statements of additional information of the Funds relating to the sale of Fund shares. The Distribution Agreement provides that the Funds shall bear the expenses of qualification of shares of the Fund for sale in connection with the public offering in any jurisdictions where qualification is required by law. AIM Distributors has not undertaken to sell any specified number of shares of the Funds.

         The Distribution Agreement for the Funds provides that it will continue in effect for its initial term and from year to year thereafter only if such continuance is specifically approved at least annually (i) by the Company's Board of Directors or by the vote of a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act); and (ii) by the affirmative vote of a majority of Non-Interested Directors by votes cast in person at a meeting called for such purpose. The Company or AIM Distributors may terminate its Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.


                        DETERMINATION OF NET ASSET VALUE

         The net asset value per share (or share price) of each of the Funds will be determined as of the close of regular trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each "business day of the Fund." In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern
Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. A "business day of a Fund" is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a Fund is determined by subtracting the liabilities (e.g., the expenses) of the Fund from the assets of the Fund and dividing the result by the total number of shares outstanding of such Fund. The determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         VALUATION OF INVESTMENTS OF ALL FUNDS EXCEPT THE MONEY MARKET FUND. Among other items, a Fund's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers and in accordance with methods which are specifically authorized by the Board of Directors of the Company. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

         VALUATION OF THE MONEY MARKET FUND'S INVESTMENTS. The Money Market Fund uses the amortized cost method of valuing the securities held by the Fund and rounds the Fund's per share net asset value to the nearest whole cent; therefore, it is anticipated that the net asset value of the shares of the Fund will remain constant at $1.00 per share. However, the Company can give no assurance that the Fund can maintain a $1.00 net asset value per share.

         FUTURE CONTRACTS. Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund that has entered into the futures contract records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

         For the Money Market Fund: The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Fund and rounding the resulting per share net asset value to the nearest one cent. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         The securities of the Fund are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if the security were sold. During such periods, the daily yield on shares of the Fund computed as described under "Yield Information" may differ somewhat from an identical computation made by another investment company with identical investments utilizing available indications as to the market value of its portfolio securities.

         The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Fund is permitted in accordance with applicable rules and regulations of the SEC which require the Fund to adhere to certain conditions. The Fund will invest only in "Eligible Securities," as defined in Rule 2a-7 of the 1940 Act, which the Fund's Board of Directors has determined present minimal credit risk. Rule 2a-7 also requires, among other things, that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 397 calendar days or less.

         The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00 for the Fund as computed for the purpose of sales and redemptions. Such procedures include review of the Fund's holdings by the Board of Directors at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Fund's shares. In the event the Board of Directors determines that such a deviation exists for the Fund, it will take such corrective action as the Board of Directors deems necessary and appropriate with respect to the Fund, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

         The Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

         For All Other Funds: The net asset value per share of each Fund is normally determined daily as of the close of trading on the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Company. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts closing prices which are available 15 minutes after the close of trading of the NYSE will generally be used. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the total number of shares outstanding. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each equity security held by the Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

         Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such foreign securities used in computing the net asset value of each Fund's shares are determined at such times as trading is completed. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such foreign securities and such foreign securities exchange rates may occur after the time at which such values are determined and prior to the close of the NYSE that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.

                        PURCHASE AND REDEMPTION OF SHARES

         The Company offers the shares of the Funds, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to fund variable annuity contracts (the "Contracts") and variable life insurance policies ("Policies"). Each separate account contains divisions, each of which corresponds to a Fund in the Company. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Fund which corresponds to that division. Each separate account purchases and redeems shares of these Funds for its divisions at net asset value without sales or redemption charges. Currently several insurance company separate accounts invest in the Funds.

         The Company, in the future, may offer the shares of its Funds to certain pension and retirement plans ("Plans") qualified under the Internal Revenue Code. The relationships of Plans and Plan participants to the Fund would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

         Each Fund ordinarily effects orders to purchase or redeem its shares that are based on transactions under Policies or Contracts (e.g., purchase or premium payments, surrender or withdrawal requests, etc.) at the Fund's net asset value per share next computed on the day on which the separate account processes such transactions. Each Fund effects orders to purchase or redeem its shares that are not based on such transactions at the Fund's net asset value per share next computed on the day on which the Fund receives the orders.

         Please refer to the appropriate separate account prospectus related to your Contract for more information regarding the Contract.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

         DIVIDENDS AND DISTRIBUTIONS. The Funds declare and distribute dividends representing substantially all net investment income as follows:

                                                         DIVIDENDS    DIVIDENDS
                                                         DECLARED       PAID
                                                         ---------    ---------
         AIM V.I. Aggressive Growth Fund ...........      annually     annually
         AIM V.I. Balanced Fund ....................      annually     annually
         AIM V.I. Capital Appreciation Fund ........      annually     annually
         AIM V.I. Capital Development Fund .........      annually     annually
         AIM V.I. Diversified Income Fund ..........      annually     annually
         AIM V.I. Global Utilities Fund ............      annually     annually
         AIM V.I. Global Growth and Income Fund ....      annually     annually
         AIM V.I. Government Securities Fund .......      annually     annually
         AIM V.I. Growth Fund ......................      annually     annually
         AIM V.I. Growth & Income Fund .............      annually     annually
         AIM V.I. High Yield Fund ..................      annually     annually
         AIM V.I. International Equity Fund ........      annually     annually
         AIM V.I. Money Market Fund ................         daily        daily
         AIM V.I. Telecommunications Fund ..........      annually     annually
         AIM V.I. Value Fund .......................      annually     annually

         Substantially all net realized capital gains, if any, are distributed on an annual basis, except for the Money Market Fund, which may distribute net realized short-term gains more frequently.

         All such distributions will be automatically reinvested, at the election of Participating Insurance Companies, in shares of the Fund issuing the distribution at the net asset value determined on the reinvestment date.

         TAX MATTERS. Each series of shares of the Company is treated as a separate association taxable as a corporation. Each Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. As a RIC, a Fund will not be subject to federal income tax to the extent it distributes to its shareholders its net investment income and net capital gains.

         In order to qualify as a regulated investment company, each Fund must satisfy certain requirements concerning the nature of its income, diversification of its assets and distribution of its income to shareholders. In order to ensure that individuals holding the Contracts whose assets are invested in a Fund will not be subject to federal income tax on distributions made by the Fund prior to the receipt of payments under the Contracts, each Fund intends to comply with additional requirements of Section 817(h) of the Code relating to both diversification of its assets and eligibility of an investor to be its shareholder. Certain of these requirements in the aggregate may limit the ability of a Fund to engage in transactions involving options, futures contracts, forward contracts and foreign currency and related deposits.

         Any Fund's transactions in non-equity options, forward contracts, futures contracts and foreign currency will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of fund securities and convert short-term capital losses into long-term capital losses. These losses could therefore affect the amount, timing and character of distributions.

         The holding of the foreign currencies and investments by a Fund in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on such Fund.

         Each Fund investing in foreign securities may be subject to foreign withholding taxes on income from its investments. In any year in which more than 50% in value of a Fund's total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign taxes paid by it as if they had been paid by its shareholders. The insurance company segregated asset accounts holding Fund shares should consider the impact of this election.

         Holders of Contracts under which assets are invested in the Funds should refer to the prospectus for the Contracts for Information regarding the tax aspects of ownership of such Contracts.

         Each Fund is treated as a separate association taxable as a corporation.

         Each Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. Accordingly, each Fund must, among other things, meet the following requirements: A. Each Fund must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. B. Each Fund must diversify its holdings so that, at the end of each fiscal quarter or within 30 days thereafter: (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other RICs).

         The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year at least 98% of its ordinary income for the calendar year, at least 98% of its capital gain net income for the 12-month period ending on October 31 of the calendar year and certain other amounts. Each Fund intends to make sufficient distributions to avoid imposition of the excise tax. Some Funds meet an exception which results in their not being subject to excise tax.

         As a RIC, each Fund will not be subject to federal income tax on its income and gains distributed to shareholders if it distributes at least (i) 90% of its investment company taxable income for the taxable year; and (ii) 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2).

         Each Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on each Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of each Fund as assets of the corresponding division of the insurance company separate accounts, each Fund intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of a Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. The regulations also provide that a Fund's shareholders are limited, generally, to life insurance company separate accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of a Fund or the trustee of a qualified pension plan. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. Failure of a Fund to satisfy the Section 817(h) requirements would result in taxation of and treatment of the Contract holders investing in a corresponding division other than as described in the applicable prospectuses of the various insurance company separate accounts.


                            MISCELLANEOUS INFORMATION

ORGANIZATION OF THE COMPANY

         The Company was organized on January 22, 1993 as a Maryland corporation, and is registered with the Securities and Exchange Commission as an open-end, series, management investment company. The Company currently consists of thirteen separate portfolios (i.e., the Funds).

         The authorized capital stock of the Company consists of 4,000,000,000 shares of common stock with a par value of $.001 per share, of which 250,000,000 shares are classified AIM V.I. AGGRESSIVE GROWTH FUND shares, 250,000,000 shares are classified AIM V.I. BALANCED FUND shares, 250,000,000 shares are classified AIM V.I. CAPITAL APPRECIATION FUND shares, 250,000,000 shares are classified AIM V.I. CAPITAL DEVELOPMENT FUND shares, 250,000,000 shares are classified AIM V.I. DIVERSIFIED INCOME FUND shares, 250,000,000 shares are classified AIM V.I. GLOBAL GROWTH AND INCOME FUND shares, 250,000,000 shares are classified AIM V.I. GLOBAL UTILITIES FUND shares, 250,000,000 shares are classified AIM V.I. GOVERNMENT SECURITIES FUND shares, 250,000,000 are classified AIM V.I. GROWTH FUND shares, 250,000,000 shares are classified AIM V.I. GROWTH & INCOME FUND shares, 250,000,000 shares are classified AIM V.I. HIGH YIELD FUND shares, 250,000,000 shares are classified AIM V.I. INTERNATIONAL EQUITY FUND shares, 250,000,000 shares are classified AIM V.I. MONEY MARKET FUND shares, 250,000,000 shares are classified AIM V.I. TELECOMMUNICATIONS FUND shares, 250,000,000 shares are classified AIM V.I. VALUE FUND shares, and the balance of which are unclassified.

         The shares of each Fund have equal rights with respect to voting, except that (i) the holders of shares of a particular Fund voting together will have the exclusive right to vote on matters (such as advisory fees) pertaining solely to that Fund, and (ii) the holders of shares of a particular Fund will have the exclusive right to vote on matters pertaining to distribution plans, if any such plans are adopted, relating solely to such Fund. Shareholders of the Funds do not have cumulative voting rights.

         The Company understands that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with the instructions received from Contract owners, annuitants and beneficiaries. Fund shares held by a registered separate account as to which no instructions have been received will be voted for or against any proposition, or in abstention, in the same proportion as the shares of that separate account as to which instructions have been received. Fund shares held by a registered separate account that are not attributable to Contracts will also be voted for or against any proposition in the same proportion as the shares for which voting instructions are received by that separate account. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

         Under Maryland law and the Company's By-Laws, the Company need not hold an annual meeting of shareholders unless a meeting is required under the 1940 Act to elect directors. Shareholders may remove directors from office, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares.

         There are not preemptive or conversion rights applicable to any of the Company's shares. Each Fund's shares, when issued, are fully paid and non-assessable.

AUDIT REPORTS

         The Company furnishes semi-annual reports containing information about the Funds and their operations, including a list of the investments held in each Fund's portfolio and their respective financial statements. Financial statements, audited by independent auditors, will be issued annually. The firm of Tait, Weller & Baker, Two Penn Center Plaza, Philadelphia, PA 19102, serves as the auditors of each Fund.

LEGAL MATTERS

         Freedman, Levy, Kroll & Simonds, Washington, D.C. has advised the Company on certain federal securities law matters.

CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, is custodian of all securities and cash of the Funds. The custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Portfolios, and performs certain other ministerial duties. State Street also acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay State Street such compensation as may be agreed upon from time to time.

PRINCIPAL HOLDERS OF SECURITIES

         To the best of the knowledge of each Fund, the names of the record holders of 5% or more of the outstanding shares of the Fund as of April 1, 1999, and the percentage of the outstanding shares of such Fund owned by such shareholders as of such date are set out below. The address of A I M Advisors, Inc. is 11 Greenway Plaza, Suite 100, Houston, TX 77046. The address of Connecticut General Life Insurance Company is 900 Cottage Grove Road, Hartford, CT 06152-2321. The address of Glenbrook Life and Annuity Company is 3100 Sanders Road, N4C, Northbrook, IL 60062. The address of IDS Life Insurance Company is IDS Tower 10, T27/52, Minneapolis, MN 55440. The address of Merrill Lynch Life Insurance Company is 800 Scudders Mill Road, Plainsboro, NJ 08536. The address of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey is Gateway Center Three, 13th Floor, Newark, NJ 07102. The address of First Citicorp Life Insurance Company is One Court Square, Long Island City, NY 11120. The address of Union Central Life Insurance Company is 1876 Waycross Road, Cincinnati, OH 45240. The address for Hartford Life Insurance Company is 200 Hopmeadow Street, Simsburg, CT 06089.

AIM V.I. AGGRESSIVE GROWTH FUND

                             PERCENT OWNED         PERCENT OWNED
         NAME OF               OF RECORD            BENEFICIALLY          PERCENT OWNED
      RECORD OWNER         AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------         ----------------        -------------         --------------









AIM V.I. BALANCED FUND

                             PERCENT OWNED         PERCENT OWNED
         NAME OF               OF RECORD            BENEFICIALLY          PERCENT OWNED
      RECORD OWNER         AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------         ----------------        -------------         --------------








AIM V.I. CAPITAL APPRECIATION FUND

                             PERCENT OWNED         PERCENT OWNED
         NAME OF               OF RECORD            BENEFICIALLY          PERCENT OWNED
      RECORD OWNER         AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------         ----------------        -------------         --------------







AIM V.I. CAPITAL DEVELOPMENT FUND

                             PERCENT OWNED         PERCENT OWNED
         NAME OF               OF RECORD            BENEFICIALLY          PERCENT OWNED
      RECORD OWNER         AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------         ----------------        -------------         --------------









AIM V.I. DIVERSIFIED INCOME FUND

                             PERCENT OWNED         PERCENT OWNED
         NAME OF               OF RECORD            BENEFICIALLY          PERCENT OWNED
      RECORD OWNER         AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------         ----------------        -------------         --------------







AIM V.I. GLOBAL UTILITIES FUND

                             PERCENT OWNED         PERCENT OWNED
         NAME OF               OF RECORD            BENEFICIALLY          PERCENT OWNED
      RECORD OWNER         AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------         ----------------        -------------         --------------








AIM V.I. GOVERNMENT SECURITIES FUND

                             PERCENT OWNED         PERCENT OWNED
         NAME OF               OF RECORD            BENEFICIALLY          PERCENT OWNED
      RECORD OWNER         AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------         ----------------        -------------         --------------








AIM V.I. GROWTH FUND

                             PERCENT OWNED         PERCENT OWNED
         NAME OF               OF RECORD            BENEFICIALLY          PERCENT OWNED
      RECORD OWNER         AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------         ----------------        -------------         --------------






AIM V.I. GROWTH AND INCOME FUND

                             PERCENT OWNED         PERCENT OWNED
         NAME OF               OF RECORD            BENEFICIALLY          PERCENT OWNED
      RECORD OWNER         AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------         ----------------        -------------         --------------






AIM V.I. HIGH YIELD FUND

                             PERCENT OWNED         PERCENT OWNED
         NAME OF               OF RECORD            BENEFICIALLY          PERCENT OWNED
      RECORD OWNER         AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------         ----------------        -------------         --------------







AIM V.I. INTERNATIONAL EQUITY FUND

                             PERCENT OWNED         PERCENT OWNED
         NAME OF               OF RECORD            BENEFICIALLY          PERCENT OWNED
      RECORD OWNER         AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------         ----------------        -------------         --------------







AIM V.I. MONEY MARKET FUND

                             PERCENT OWNED         PERCENT OWNED
         NAME OF               OF RECORD            BENEFICIALLY          PERCENT OWNED
      RECORD OWNER         AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------         ----------------        -------------         --------------






AIM V.I. VALUE FUND

                             PERCENT OWNED         PERCENT OWNED
         NAME OF               OF RECORD            BENEFICIALLY          PERCENT OWNED
      RECORD OWNER         AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------         ----------------        -------------         --------------







         As of April 1, 1999, the directors and officers of the Company as a group owned beneficially less than 1% of the outstanding shares of the Company.

OTHER INFORMATION

         The Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. The Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

-------------------------

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

                                                                      APPENDIX A
--------------------------------------------------------------------------------

                      DESCRIPTION OF CORPORATE BOND RATINGS

    Investment grade debt securities are those rating categories indicated by an asterisk (*).

   Moody's Investors Service, Inc.'s corporate bond ratings are as follows:

    *Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    *Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

    *A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    *Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

   Standard and Poor's Ratings Services classifications are as follows:

   *AAA -- Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    *AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

    *A -- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    *BBB -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher categories.

    BB, B, CCC, CC, C -- Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   BB -- Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, It faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB --" rating.

    B -- Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely Impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB --" rating.

    CCC -- Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it's not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B --" rating.

    CC -- The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

    C -- The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC--" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

    C1 -- The rating "C1" is reserved for income bonds on which no interest is being paid.

    D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

    Plus (+) or Minus (-): The rating from "AA" to "CCC" maybe modified by the addition of a plus or minus sign to show relative standing within the major categories.

   Duff & Phelps fixed-income ratings are as follows:

    *AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

    *AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

    *A+, A, A- -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

    *BBB+, BBB, BBB- -- Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

    BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

    B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

    CCC -- Well below investment grade securities. May be in default or have considerable uncertainty as to timely payment of Interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

   Fitch Investors Service, Inc.'s bond ratings are as follows:

    *AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

    *AA -- Bonds considered to be Investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

    *A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

    *BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

    BB -- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

    B -- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

    CCC -- Bonds have certain Identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

    CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

    C -- Bonds are in imminent default in payment of interest or principal.

    DDD, DD, and D -- Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

    Plus (+) Minus (-) -- Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA", "DDD", "DD", or "D" categories.

                                                                      APPENDIX B
--------------------------------------------------------------------------------

               DESCRIPTION OF OBLIGATIONS ISSUED OR GUARANTEED BY
                  U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES

    The following list includes certain common Agency Securities, as defined In the Prospectus, and does not purport to be exhaustive.

    EXPORT-IMPORT BANK CERTIFICATES -- are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the United States.

    FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS -- are bonds issued by a cooperatively owned, nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S.
Government.

    FEDERAL HOME LOAN BANK NOTES AND BONDS -- are notes and bonds issued by the Federal Home Loan Bank System.

    FHA DEBENTURES -- are debentures issued by the Federal Housing Authority of the U.S. Government.

    FHA INSURED NOTES -- are bonds issued by the Farmers Home Administration of the U.S. Government.

    FEDERAL HOME LOAN MORTGAGE CORPORATION ("FHLMC") BONDS -- are bonds issued and guaranteed by FHLMC, a corporate instrumentality of the U.S. Government. The Federal Home Loan Banks own all the capital stock of FHLMC, which obtains its funds by selling mortgages (as well as participation interests in the mortgages) and by borrowing funds through the issuance of debentures and otherwise.

    FHLMC PARTICIPATION CERTIFICATES OR "FREDDIE MACS" -- represent undivided interests in specified groups of conventional mortgage loans (and/or participation interests in those loans) underwritten and owned by FHLMC. At least 95% of the aggregate principal balance of the whole mortgage loans and/or participations in a group formed by FHLMC typically consists of single-family mortgage loans, and not more than 5% consists of multi-family loans. FHLMC Participation Certificates are not guaranteed by, and do not constitute a debt or obligation of, the U.S. Government or any Federal Home Loan Bank. FHLMC Participation Certificates are issued in fully registered form only, in original unpaid principal balances of $25,000, $100,000, $200,000, $500,000, $1 million and $5 million. FHLMC guarantees to each registered holder of a Participation Certificate, to the extent of such holder's pro rata share (i) the timely payment of interest accruing at the applicable certificate rate on the unpaid principal balance outstanding on the mortgage loans, and (ii) collection of all principal on the mortgage loans without any offset or deductions. Pursuant to these guaranties, FHLMC indemnifies holders of Participation Certificates against any reduction in principal by reason of charges for property repairs, maintenance, and foreclosure.

    FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") BONDS -- are bonds issued and guaranteed by FNMA, a federally chartered and privately-owned corporation.

    FNMA PASS-THROUGH CERTIFICATES OR "FANNIE MAES" -- are mortgage pass-through certificates issued and guaranteed by FNMA. FNMA Certificates represent a fractional undivided ownership interest in a pool of mortgage loans either provided from FNMA's own portfolio or purchased from primary lenders. The mortgage loans included in the pool are conventional, insured by the Federal Housing Administration or guaranteed by the Veterans Administration. FNMA Certificates are not backed by, nor entitled to, the full faith and credit of the U.S. Government.

    Loans not provided from FNMA's own portfolio are purchased only from primary lenders that satisfy certain criteria developed by FNMA, including depth of mortgage origination experience, servicing experience and financial capacity. FNMA may purchase an entire loan pool from a single lender, and issue Certificates backed by that loan pool alone, or may package a pool made up of loans purchased from various lenders.

    Various types of mortgage loans, and loans with varying interest rates, may be included in a single pool, although each pool will consist of mortgage loans related to one-family or two-to-four family residential properties. Substantially all FNMA mortgage pools currently consist of fixed interest rate and growing equity mortgage loans, although FNMA mortgage pools may also consist of adjustable interest rate mortgage loans or other types of mortgage loans. Each mortgage loan must conform to FNMA's published requirements or guidelines with respect to maximum principal amount, loan-to-value ratio, loan term, underwriting standards and insurance coverage.

    All mortgage loans are held by FNMA as trustee pursuant to a trust indenture for the benefit of Certificate holders. The trust indenture gives FNMA responsibility for servicing and administering the loans in a pool. FNMA contracts with the lenders or other servicing institutions to perform all services and duties customary to the servicing of mortgages, as well as duties specifically prescribed by FNMA, all under FNMA supervision. FNMA may remove service providers for cause.

    The pass-through rate on FNMA Certificates is the lowest annual interest rate borne by an underlying mortgage loan in the pool, less a fee to FNMA as compensation for servicing and for FNMA's guarantee lenders servicing the underlying mortgage loans receive as compensation a portion of the fee paid to FNMA, the excess yields on pooled loans with coupon rates above the lowest rate borne by any mortgage loan in the pool and certain other amounts collected, such as late charges.

The minimum size of a FNMA pool is $1 million of mortgage loans. Registered holders purchase Certificates in amounts not less than $25,000.

    FNMA Certificates are marketed by the servicing lender banks, usually through securities dealers. The lender of a single lender pool typically markets all Certificates based on that pool, and lenders of multiple lender pools market Certificates based on a pro rata interest in the aggregate pool. The amount of FNMA Certificates currently outstanding is limited.

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") CERTIFICATES OR "GINNIE MAES" -- are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled, and, after being approved by GNMA, is offered to investors through securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development.

    GNMA Certificates differ from bonds in that the principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "modified pass-through" securities because they entitle the holder to receive its proportionate share of all interest and principal payments owed on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. Payment of principal of and interest on GNMA Certificates of the "modified pass-through" type is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government.

    The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return on the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose little risk to principal investment because of the GNMA guarantee.

    As the prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of a single family dwelling mortgage with 25- to 30-year maturity, the type of mortgage which backs the vast majority of GNMA Certificates, is approximately 12 years. It is therefore customary practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

    As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates.

    The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

    Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

    GENERAL SERVICES ADMINISTRATION ("GSA") PARTICIPATION CERTIFICATES -- are participation certificates issued by the General Services Administration of the U.S. Government.

    MARITIME ADMINISTRATION BONDS -- are bonds issued and provided by the Department of Transportation of the U.S. Government.

    NEW COMMUNITIES DEBENTURES -- are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. Government.

    PUBLIC HOUSING NOTES AND BONDS -- are short-term project notes and long-term bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. Government.

    SBA DEBENTURES -- are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. Government.

    SLMA DEBENTURES -- are debentures backed by the Student Loan Marketing Association.

    TITLE XI BONDS -- are bonds issued in accordance with the provisions of Title XI of the Merchant Marine Act of 1936, as amended, the payment of which is guaranteed by the U.S. Government.

    WASHINGTON METROPOLITAN AREA TRANSIT AUTHORITY BONDS -- are bonds issued by the Washington Metropolitan Area Transit Authority and are guaranteed by the Secretary of Transportation of the U.S. Government.

                                                                      APPENDIX C

--------------------------------------------------------------------------------
                     DESCRIPTION OF MONEY MARKET OBLIGATIONS

   The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Funds reserve the right to invest in Money Market Obligations other than those listed below:

1.  GOVERNMENT OBLIGATIONS.

    U.S. GOVERNMENT DIRECT OBLIGATIONS -- Bills, notes, and bonds issued by the U.S. Treasury.

    U.S. GOVERNMENT AGENCIES SECURITIES -- Certain federal agencies such as the Government National Mortgage Association have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury.

    FOREIGN GOVERNMENT OBLIGATIONS -- These are U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Fund's investment advisor to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in securities Issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

2.  BANK INSTRUMENTS.

    BANKERS' ACCEPTANCES -- A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT -- A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

    TIME DEPOSITS -- A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

    EURODOLLAR OBLIGATIONS -- A Eurodollar obligation is a U.S.
dollar-denominated obligation issued by a foreign branch of a domestic bank.

    YANKEE DOLLAR OBLIGATIONS -- A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

3.  COMMERCIAL INSTRUMENTS.

    COMMERCIAL PAPER -- The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

    VARIABLE RATE MASTER DEMAND NOTES -- Variable rate master demand notes are unsecured demand notes that permit Investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria as discussed in the Statement of Additional Information under "Investment Programs." The interest rate on a variable rate master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. All variable rate master demand notes acquired by the Money Market Fund will be payable within a prescribed notice period not to exceed seven days.

4.  REPURCHASE AGREEMENTS.

    A repurchase agreement is a contractual undertaking whereby the seller of securities (limited to U.S. Government securities, including securities issued or guaranteed by the U.S. Treasury or the various agencies and instrumentalities of the U.S. Government) agrees to repurchase the securities at a specified price on a future date determined by negotiations.

5.  TAXABLE MUNICIPAL SECURITIES.

    Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.

                              FINANCIAL STATEMENTS




                                       FS

                                     PART C

                                OTHER INFORMATION

Item 23.      Exhibits

   Exhibit
   Number          Description
   ------          -----------

    a (1)          -     (a) Articles of Incorporation of Registrant, as filed
                         with the State of Maryland on January 22, 1993, were filed as an Exhibit to Registrant's Initial
                         Registration Statement on January 25, 1993, and were filed electronically as an Exhibit to Post-Effective
                         Amendment No. 7 on April 29, 1996, and are incorporated herein by reference.

                   - (b) Amendment to Articles of Incorporation of Registrant, as filed with the State of Maryland on April 13, 1993, was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on April 19, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

                   - (c) Amendment to Articles of Incorporation of Registrant, as filed with the State of Maryland on April 15, 1993, was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on April 19, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

                   - (d) Amendment to Articles of Incorporation of Registrant, as filed with the State of Maryland on April 12, 1995, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on April 26, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

                   - (e) Articles Supplementary to Articles of Incorporation of Registrant, as filed with the State of Maryland on April 12, 1994, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on May 2, 1994, and were filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and are incorporated herein by reference.

                   - (f) Articles Supplementary to Articles of Incorporation of Registrant, as filed with the State of Maryland on February 4, 1998 was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                   - (g) Articles Supplementary to Articles of Incorporation of Registrant, as filed with the State of Maryland on September 30, 1998, was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

    b(1)           -     (a) By-Laws of Registrant were filed as an Exhibit to
                         Registrant's Initial Registration Statement on January
                         25, 1993 and were filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996.

                   - (b) First Amendment, dated March 14, 1995, to By-Laws of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996.

     (2)           -     Amended and Restated Bylaws, dated effective December
                         11, 1996, were filed as an Exhibit to Post-Effective
                         Amendment No. 8 on April 23, 1997 and are incorporated herein by reference.

    c              -     Instruments Defining Rights of Security Holders - None.

    d(1)           -     Investment Advisory Agreement, dated March 31, 1993,
                         between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Pre-Effective Amendment
                         No. 1 on April 19, 1993.

     (2)           -     (a) Master Investment Advisory Agreement, dated October
                         18, 1993, between Registrant and A I M Advisors, Inc.
                         was filed as an Exhibit to Registrant's Post-Effective
                         Amendment No. 1 on November 5, 1993, and was filed electronically as an Exhibit to Post-Effective
                         Amendment No. 7 on April 29, 1996.

                   - (b) Amendment, dated April 28, 1994, to Master Investment Advisory Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on May 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996.

     (3)           -     (a) Master Investment Advisory Agreement, dated
                         February 28, 1997, between Registrant and A I M
                         Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 8 on April 23, 1997 and incorporated herein by reference.

                   - (b) Amendment No. 1, dated April 15, 1998, to Master Investment Advisory Agreement, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998 and incorporated herein by reference.

                   - (c) Amendment No. 2, dated December 14, 1998, to Master Investment Advisory Agreement, between Registrant and
                         A I M Advisors, Inc. is hereby filed electronically.

     (4)           -     (a) Foreign Country Selection and Mandatory Securities
                         Depository Responsibilities Delegation Agreement, dated
                         September 9, 1998, between Registrant and A I M
                         Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998 and incorporated herein by reference.

                   - (b) Amendment No. 1, dated September 28, 1998, to Foreign County Selection and Mandatory Securities Depository Responsibilities Delegation Agreement between Registrant and A I M Advisors, Inc. is hereby filed electronically.

                   - (c) Amendment No. 2, dated December 14, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement between Registrant and A I M Advisors, Inc. is hereby filed electronically.

    e(1)           -     (a) Master Distribution Agreement, dated October 18,
                         1993, between Registrant and A I M Distributors, Inc.
                         was filed as an Exhibit to Registrant's Post-Effective
                         Amendment No. 1 on November 5, 1993, and was filed electronically as an Exhibit to Post-Effective
                         Amendment No. 7 on April 29, 1996.

                   - (b) Amendment, dated April 28, 1994, to Master Distribution Agreement, dated October 18, 1993, between Registrant and AIM Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on May 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996.

     (2)           -     (a) Master Distribution Agreement, dated February 28,
                         1997, between Registrant and A I M Distributors, Inc.
                         was filed as an Exhibit to Post-Effective Amendment
                         No. 8 on April 23, 1997 was filed electronically on Exhibit to Post-Effective Amendment No. 10 on October
                         2, 1998 and incorporated herein by reference.

                   - (b) Amendment No. 1, dated April 15, 1998, to Master Distribution Agreement, between Registrant and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998 and incorporated herein by reference.

                   - (c) Amendment No. 2, dated December 14, 1998, to Master Distribution Agreement, between Registrant and A I M Distributors, Inc. is hereby filed electronically.

     (3)           -     Distribution Agreement, dated March 31, 1993, between
                         Registrant and A I M Distributors, Inc. was filed as an
                         Exhibit to Registrant's Pre-Effective Amendment No. 1 on April 19, 1993.

    f(1)           -     Retirement Plan of Registrant's Non-Affiliated
                         Directors, effective March 8, 1994, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on November 3, 1994.

     (2)           -     Retirement Plan of Registrant's Non-Affiliated
                         Directors, effective March 8, 1994, as restated
                         September 18, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29,
                         1996, and is incorporated herein by reference.

     (3)           -     Form of Deferred Compensation Agreement of Registrant's
                         Non-Affiliated Directors was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on November
                         3, 1994.

     (4)           -     Form of Deferred Compensation Agreement of Registrant's
                         Non-Affiliated Directors, as approved on December 5,
                         1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

     (5)           -     Form of Deferred Compensation Agreement was filed
                         electronically as an Exhibit to Post-Effective
                         Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

    g(1)           -     (a) Custodian Agreement, dated March 31, 1993, between
                         Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Post-Effective
                         Amendment No. 1 on November 5, 1993, and was filed electronically as an Exhibit to Post-Effective
                         Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

                   - (b) Amendment No.1, dated April 25, 1994, to Custodian Agreement, dated March 31, 1993, between Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on May 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

                   - (c) Amendment No. 2, dated September 19, 1995, to Custodian Agreement, dated March 31, 1993, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

                   - (d) Amendment, dated September 9, 1998, to Custodian Agreement, dated March 31, 1993, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998 and is incorporated herein by reference.

    h(1)           -     Administrative Services Agreement, dated March 31,
                         1993, between the Registrant and A I M Advisors, Inc.
                         was filed as an Exhibit to Registrant's Pre-Effective
                         Amendment No. 1 on April 19, 1993.

     (2)           -     (a) Master Administrative Services Agreement, dated
                         October 18, 1993, between the Registrant and A I M
                         Advisors, Inc. was filed as an Exhibit to Registrant's
                         Post-Effective Amendment No. 1 on November 5, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996.

                   - (b) Amendment No. 1, dated April 28, 1994, to Master Administrative Services Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on May 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996.

     (3)           -     Master Administrative Services Agreement, dated
                         February 28, 1997, between Registrant and A I M
                         Advisors, Inc. was filed as an Exhibit to Registrant's
                         Post-Effective Amendment No. 8 on April 23, 1997.

     (4)           -     (a) Master Administrative Services Agreement, as
                         amended, dated May 1, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October
                         2, 1998 and is incorporated herein by reference.

                   - (b) Amendment No. 1, dated December 14, 1998, to Master Administrative Services Agreement, as amended, dated May 1, 1998, between Registrant and A I M Advisors, Inc. is hereby filed electronically.

     (5)           -     (a) Transfer Agency Agreement, dated March 19, 1993,
                         between Registrant and State Street Bank and Trust
                         Company was filed as an Exhibit to Registrant's
                         Post-Effective Amendment No. 1 on November 5, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

                   - (b) Amendment No. 1, dated April 25, 1994, to Transfer Agency Agreement, dated March 19, 1993, between Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on May 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

     (6)           -     Participation Agreement, dated February 25, 1993,
                         between Registrant, Connecticut General Life Insurance
                         Company and A I M Distributors, Inc. was filed as an
                         Exhibit to Registrant's Pre-Effective Amendment No. 1 on April 19, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29,
                         1996, and is incorporated herein by reference.

     (7)           -     (a) Participation Agreement, dated February 10, 1995,
                         between Registrant and Citicorp Life Insurance Company was filed as an Exhibit to Registrant's Post-Effective
                         Amendment No. 5 on February 28, 1995, and was filed electronically as an Exhibit to Post-Effective
                         Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

                   - (b) Amendment No. 1, dated February 3, 1997, to Participation Agreement dated February 10, 1995, between Registrant and Citicorp Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

     (8)           -     (a) Participation Agreement, dated February 10, 1995,
                         between Registrant and First Citicorp Life Insurance
                         Company was filed as an Exhibit to Registrant's
                         Post-Effective Amendment No. 5 on February 28, 1995 and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

                   - (b) Amendment No. 1, dated February 3, 1997, to Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

     (9)           -     (a) Participation Agreement, dated December 19, 1995,
                         between Registrant and Glenbrook Life and Annuity
                         Company was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

                   - (a)(i) Side Letter Agreement, dated December 1, 1995, among Registrant and Glenbrook Life and Annuity Company was filed as an Exhibit to Post-Effective Amendment No. 8 and is incorporated herein by reference.

                   - (b) Amendment No. 1, dated November 7, 1997, to Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

                   - (c) Amendment No. 2, dated September 2, 1997, to Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                   - (d) Amendment No. 3, dated January 26, 1998, to Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

                   - (e) Amendment No. 4, dated May 1, 1998, to Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

                   - (f) Amendment No. 5, dated January 12, 1999, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company, is hereby filed electronically.

     (10)          -     Participation Agreement, dated March 4, 1996, between
                         Registrant and IDS Life Insurance Company was filed electronically as an Exhibit to Post-Effective
                         Amendment No. 7 on April 29, 1996.

     (11)          -     (a) Participation Agreement, dated October 7, 1996,
                         between Registrant and IDS Life Insurance Company
                         (supersedes and replaces Participation Agreement dated
                         March 4, 1996) was filed as an Exhibit to Post-Effective Amendment No. 8 on April 23, 1997 and is incorporated herein by reference.

                   - (a)(i) Side Letter Agreement, dated September 27, 1996, between Registrant, IDS Life Insurance Company and IDS Life Insurance Company of New York was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                   - (b) Amendment 1, dated November 11, 1997, the Participation Agreement, dated October 7, 1996, between registrant and IDS Life Insurance Company is hereby filed electronically.

     (12)          -     (a) Participation Agreement, dated October 7, 1996,
                         between Registrant and IDS Life Insurance Company of
                         New York was filed as an Exhibit to Post-Effective
                         Amendment No. 8 on April 23, 1997 and is incorporated herein by reference.

                         (b) Amendment No. 1, dated November 11, 1997, to the Participation Agreement, dated October 7, 1996 between registrant and IDS Life Insurance Company of New York is hereby filed electronically.

     (13)          -     Participation Agreement, dated April 8, 1996, between
                         Registrant and Connecticut General Life Insurance
                         Company was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

     (14)          -     (a) Participation Agreement, dated September 21, 1996,
                         between Registrant and Pruco Life Insurance Company was filed as an Exhibit to Post-Effective Amendment No. 8 on April 23, 1997 and is incorporated herein by reference.

                   - (b) Amendment No. 1, dated July 1, 1997, to Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                   - (c) Amendment No. 2, dated August 1, 1998, to Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company was filed as an Exhibit Post-Effective Amendment No. 10 on October 2, 1998 and is incorporated herein by reference.

     (15)          -     (a) Participation Agreement, dated October 1, 1996,
                         between Registrant and Allstate Life Insurance Company of New York was filed as an Exhibit to Post-Effective
                         Amendment No. 8 on April 23, 1997 and is incorporated herein by reference.

                   - (a)(i) Side Letter Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York was filed as Exhibit to Post-Effective Amendment No. 10 on October 2, 1998 and is incorporated herein by reference.

     (16)          -     (a) Participation Agreement, dated December 18, 1996,
                         between Registrant and Merrill Lynch Life Insurance
                         Company was filed as an Exhibit to Post-Effective
                         Amendment No. 8 on April 23, 1997 and is incorporated herein by reference.

                   - (a)(i) Side Letter Agreement, dated December 18, 1996, between Registrant and Merrill, Lynch, Pierce, Fenner & Smith, Incorporated was filed as an Exhibit to Post-Effective Amendment No. 8 on April 23, 1997 and is incorporated herein by reference.

                   - (b) Amendment No. 1, dated May 1, 1997, to Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

     (17)          -     (a) Participation Agreement, dated December 18, 1996,
                         between Registrant and ML Life Insurance Company of New
                         York was filed as an Exhibit to Post-Effective
                         Amendment No. 8 on April 23, 1997 and is incorporated herein by reference.

                   - (b) Amendment No. 1, dated May 1, 1997, to Participation Agreement, dated December 18, 1996, by and between Registrant and ML Life Insurance Company of New York was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

     (18)          -     Participation Agreement, dated February 14, 1997,
                         between Registrant and Pruco Life Insurance Company of
                         New Jersey was filed as an Exhibit to Post-Effective
                         Amendment No. 8 on April 23, 1997 and is incorporated herein by reference.

     (19)          -     Participation Agreement, dated April 30, 1997, between
                         Registrant and Prudential Insurance Company of America was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

     (20)          -     Participation Agreement, dated October 30, 1997,
                         between Registrant and American Centurion Life
                         Assurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February
                         13, 1998, and is incorporated herein by reference.

     (21)          -     (a) Participation Agreement, dated October 30, 1997,
                         between Registrant and American Enterprise Life
                         Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February
                         13, 1998, and is incorporated herein by reference.

                   - (a)(i) Letter Agreement, dated October 30, 1997, between American Enterprise Life Insurance Company and American Centurion Life Assurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

     (22)          -     Participation Agreement, dated November 20, 1997,
                         between Registrant and AIG Life Insurance Company was filed electronically as an Exhibit to Post-Effective
                         Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

     (23)          -     Participation Agreement, dated November 20, 1997,
                         between Registrant and American International Life
                         Assurance Company of New York was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on
                         February 13, 1998, and is incorporated herein by reference.

     (24)          -     (a) Participation Agreement, dated November 4, 1997,
                         between Registrant and Nationwide Life Insurance
                         Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                   - (b) Amendment No. 1, dated June 15, 1998, to Participation Agreement, dated November 4, 1997, between Registrant and Nationwide Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998 and is incorporated herein by reference.

     (25)          -     (a) Participation Agreement, dated December 3, 1997,
                         between Registrant and Security Life of Denver was filed electronically as an Exhibit to Post-Effective
                         Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                   - (b) Amendment No. 1, dated June 23, 1998, to Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated here in reference.

     (26)          -     Participation Agreement, dated December 31, 1997,
                         between Registrant and Cova Financial Services Life
                         Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February
                         13, 1998, and is incorporated herein by reference.

     (27)          -     Participation Agreement, dated December 31, 1997,
                         between Registrant and Cova Financial Life Insurance
                         Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

     (28)          -     Participation Agreement, dated February 2, 1998,
                         between Registrant and The Guardian Insurance & Annuity
                         Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

     (29)          -     (a) Participation Agreement, dated February 17, 1998,
                         between Registrant and Sun Life Assurance Company of
                         Canada (U.S.) was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

                         (b) Amendment No. 1, dated December 11, 1998, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) is hereby filed electronically.

     (30)          -     Participation Agreement, dated April 1, 1998, between
                         Registrant and United Life & Annuity Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

     (31)          -     (a) Participation Agreement, dated April 21, 1998,
                         between Registrant and Keyport Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

                         (b) Amendment No. 1, dated December 28, 1998, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company is hereby filed electronically.

     (32)          -     (a) Participation Agreement, dated May 1, 1998, between
                         Registrant and PFL Life Insurance Company was filed electronically as an Exhibit to

                         Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

                   - (b) Amendment No. 1, dated June 30, 1998, to Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

                   - (c) Amendment No. 2, dated November 27, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company is hereby filed electronically.

     (33)          -     Participation Agreement, dated May 1, 1998, between
                         Registrant and Fortis Benefits Insurance Company was filed electronically as an Exhibit to Post-Effective
                         Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

     (34)          -     (a) Participation Agreement, dated June 1, 1998,
                         between Registrant and American General Life Insurance
                         Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

     (35)          -     (a) Participation Agreement, dated June 16, 1998,
                         between Registrant and Lincoln National Life Insurance
                         Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

                         (b) Amendment No. 1, dated November 20, 1998, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company is hereby filed electronically.

     (36)          -     Participation Agreement, dated June 30, 1998, between
                         Registrant and Aetna Life Insurance and Annuity Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

     (37)          -     Participation Agreement, dated July 1, 1998, between
                         Registrant and The Union Central Life Insurance Company is hereby filed electronically.

     (38)          -     Participation Agreement, dated July 1, 1998, between
                         Registrant and United Investors Life Insurance Company is hereby filed electronically.

     (39)          -     Participation Agreement, dated July 2, 1998, between
                         Registrant and Hartford Life Insurance Company was filed electronically as an Exhibit to Post-Effective
                         Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

     (40)          -     (a) Participation Agreement, dated July 13, 1998,
                         between Registrant and Keyport Benefit Life Insurance
                         Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

                   - (b) Amendment No. 1, dated December 28, 1998 to the Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company is hereby filed electronically.

     (41)          -     Participation Agreement, dated July 27, 1998, between
                         Registrant and Allmerica Financial Life Insurance and
                         Annuity Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

     (42)          -     Participation Agreement, dated July 27, 1998, between
                         Registrant and First Allmerica Financial Life Insurance
                         Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

     (43)           -     Participation Agreement, dated November 23, 1998,
                         between Registrant and American General Annuity Insurance Company is hereby filed electronically.

     (44)          -     Participation Agreement, dated December 1, 1998,
                         between Registrant and the Prudential Insurance Company of America is hereby filed electronically.

     (45)          -     Accounting Services Agreement, dated March 31, 1993,
                         between the Registrant and State Street Bank and Trust
                         Company was filed as an Exhibit to Registrant's
                         Pre-Effective Amendment No. 1 on April 19, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996.

    i(1)           -     (a) Opinion and Consent of Messrs. Freedman, Levy,
                         Kroll & Simonds regarding the AIM V.I. Capital
                         Appreciation Fund, the AIM V.I. Diversified Income
                         Fund, the AIM V.I. Government Securities Fund, the AIM
                         V.I. Growth Fund, the AIM V.I. International Equity
                         Fund, the AIM V.I. Money Market Fund and the AIM V.I.
                         Value Fund was filed as an Exhibit to Registrant's
                         Pre-Effective Amendment No. 1 on April 19, 1993 and is incorporated herein by reference.

                   - (b) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund (presently the AIM V.I. Global Utilities Fund) was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on November 3, 1994 and is incorporated herein by reference.

                   - (c) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding the AIM V.I. Global Utilities Fund name change was filed as an

                         Exhibit to Registrant's Post-Effective Amendment No. 6 on April 26, 1995 and is incorporated herein by reference.

                   - (d) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Capital Development Fund and AIM V.I. High Yield Fund was filed as an Exhibit to Registrant's Post-Effective Agreement No. 9 on February 13, 1998 and is incorporated herein by reference.

                   - (e) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Global Growth and Income Fund and AIM V.I. Telecommunications Fund was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

                   - (f) Consent of Messrs Freedman, Levy, Kroll & Simonds is hereby filed electronically.

    (2)            -     Consent of Messrs. Tait, Weller & Baker to be filed
                         electronically.

    j              -     Other Opinions, Appraisals or Rulings and Consents -
                         None.

    k              -     Financial Statements omitted from Item 22 - None.

    l(1)           -     (a) Agreements Concerning Initial Capitalization of the
                         AIM V.I. Capital Appreciation Fund, the AIM V.I.
                         Diversified Income Fund, the AIM V.I. Government
                         Securities Fund, the AIM V.I. Growth Fund, the AIM V.I.
                         International Equity Fund, the AIM V.I. Money Market
                         Fund, and the AIM V.I. Value Fund were filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on November 5, 1993, and were filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April
                         29, 1996, and are incorporated herein by reference.

                   - (b) Agreements Concerning Initial Capitalization of the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund were filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on November 3, 1994, and were filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and are incorporated herein by reference.

                   - (c) Agreement Concerning Initial Capitalization of the AIM V.I. Aggressive Growth Fund, the AIM V.I. Balanced Fund, the AIM V.I. Capital Development Fund and the AIM V.I. High Yield Fund was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

    m              -     Registrant's Plan pursuant to Rule 12b-1 under the 1940
                         Act - None.

    n              -     Multiple Class Plan (Rule 18f-3) - None.

    o              -     Financial Data Schedules - None.

Item 24.  Persons Controlled by or Under Common Control with Registrant

         Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

        None.

Item 25. Indemnification

         State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

         Under the terms of the Maryland General Corporation Law and the Registrant's Charter and By-Laws, the Registrant may indemnify any person who was or is a director, officer, employee or agent of the Registrant to the maximum extent permitted by the Maryland General Corporation Law. The specific terms of such indemnification are reflected in the Registrant's Charter and By-Laws, which are incorporated herein as part of this Registration Statement. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         In addition, under the terms of the agreements described in response to
         Item 24(b) of this Part C, various third parties have agreed to indemnify the registrant, its directors and officers, and, in some cases, its investment advisor and/or principal underwriter, against certain liabilities that may arise in connection with the performance of the agreements. The specific terms of such indemnification are set out in the agreements, and are incorporated herein by reference.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund & Investment Advisory Professional Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $25,000,000 limit of liability.

Item 26. Business and Other Connections of Investment Advisor

         Describe any other business, profession, vocation or employment of a substantial nature that each investment adviser of the Registrant, and each director, officer or partner of the advisor, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

         The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the captions "Fund Management--The Advisor" of the Prospectus which comprises Part A of this Registration Statement, and to the discussion under the caption "Management" of the Statement of Additional Information which comprises Part B of this Registration Statement, and to Item 29(b) of this Part C of the Registration Statement.


Item 27. Principal Underwriters

         (a)State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the Registrant's securities also act as a principal underwriter, depositor, or investment advisor.

          AIM Advisor Funds, Inc.
          AIM Equity Funds, Inc. (Retail Classes)
          GT Global Floating Rate Fund, Inc. d/b/a AIM Floating Rate Fund AIM Funds Group
          AIM Growth Series
          AIM International Funds, Inc.
          AIM Investment Funds
          AIM Investment Portfolios
          AIM Investment Securities Funds (AIM Limited Maturity Treasury
                 Fund - Class A Shares)
          AIM Series Trust
          AIM Special Opportunities Funds
          AIM Summit Fund, Inc.
          AIM Tax-Exempt Funds, Inc.

        (b)Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to item 20:


Name and Principal          Position and Offices                             Position and Offices
Business Address*           with Principal Underwriter                       with Registrant
------------------          --------------------------                       ---------------------
Charles T. Bauer            Chairman of the Board of Directors               Chairman & Director

Michael J. Cemo             President & Director                             None



--------

   *  11 Greenway Plaza, Suite 100, Houston, Texas 77046


Name and Principal                  Position and Offices                              Position and Offices
Business Address*                   with Principal Underwriter                        with Registrant
------------------                  --------------------------                        --------------------
Gary T. Crum                        Director                                          Senior Vice President

Robert H. Graham                    Senior Vice President & Director                  President & Director

William G. Littlepage               Senior Vice President & Director                  None

James L. Salners                    Senior Vice President                             None

John Caldwell                       Senior Vice President                             None

Gordon J. Sprague                   Senior Vice President                             None

Michael C. Vessels                  Senior Vice President                             None

Marilyn M. Miller                   Senior Vice President                             None

B. J. Thompson                      First Vice President                              None

John J. Arthur                      Vice President & Treasurer                        Senior Vice President &
                                                                                      Treasurer

Ofelia M. Mayo                      Vice President, General Counsel                   Assistant Secretary
                                    & Assistant Secretary

William H. Kleh                     Vice President                                    None

Carol F. Relihan                    Vice President                                    Senior Vice President &
                                                                                      Secretary

James R. Anderson                   Vice President                                    None

Mary K. Coleman                     Vice President                                    None

Melville B. Cox                     Vice President; Chief Compliance Officer          Vice President

Charles R. Dewey                    Vice President                                    None

Sidney M. Dilgren                   Vice President                                    None

Tony D. Green                       Vice President                                    None

Terri L. Ransdell                   Vice President                                    None


-----------

     * 11 Greenway Plaza, Suite 100, Houston, Texas 77046


Name and Principal                  Position and Offices                         Position and Offices
Business Address*                   with Principal Underwriter                   with Registrant
------------------                  --------------------------                   --------------------
Kamala C. Sachidanandan             Vice President                               None

Frank V. Serebrin                   Vice President                               None

Christopher T. Simutis              Vice President                               None

Robert D. Van Sant, Jr.             Vice President                               None

Gary K. Wendler                     Vice President                               None

Kathleen J. Pflueger                Secretary                                    Assistant Secretary

David E. Hessel                     Assistant Vice President,                    None
                                    Assistant Treasurer & Controller

Luke P. Beausoleil                  Assistant Vice President                     None

Tisha Christopher                   Assistant Vice President                     None

Glenda Dayton                       Assistant Vice President                     None

Mary E. Gentempo                    Assistant Vice President                     None

Kathleen M. Douglas                 Assistant Vice President                     None

Terri N. Fiedler                    Assistant Vice President                     None

Jeffrey L. Horne                    Assistant Vice President                     None

Melissa E. Hudson                   Assistant Vice President                     None

Jodie L. Johnson                    Assistant Vice President                     None

Kathryn A. Jordan                   Assistant Vice President                     None

Kim T. Lankford                     Assistant Vice President                     None

Wayne W. LaPlante                   Assistant Vice President                     None

Ivy B. McLemore                     Assistant Vice President                     None

David B. O'Neil                     Assistant Vice President                     None


--------------------

     * 11 Greenway Plaza, Suite 100, Houston, Texas 77046



Name and Principal                  Position and Offices                           Position and Offices
Business Address*                   with Principal Underwriter                     with Registrant
------------------                  --------------------------                     ---------------------

Patricia M. Shyman                  Assistant Vice President                       None

Nicholas D. White                   Assistant Vice President                       None

Norman W. Woodson                   Assistant Vice President                       None

Nancy L. Martin                     Assistant General Counsel &                    Assistant Secretary
                                    Assistant Secretary

Samuel D. Sirko                     Assistant General Counsel &                    Assistant Secretary
                                    Assistant Secretary

Stephen I. Winer                    Assistant Secretary                            Assistant Secretary

        (c)  Not Applicable


Item 28. Location of Accounts and Records

         State the name and address of each person maintaining physical possession of each account, book, or other document required to be maintained by section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section.

         A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian and Transfer Agent State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.


Item 29. Management Services

         Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or B, disclosing the parties to the contract and the total amount paid and by whom for the Registrant's last three fiscal years.

         Not Applicable

Item 30. Undertakings

         In initial registration statements filed under the Securities Act, provide an undertaking to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons if the Registrant intends to raise its initial capital under section 14(a)(3) [15 U.S.C. 80a-14(a)(3)].

         None

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 18th day of February, 1999.


                                  REGISTRANT: AIM VARIABLE INSURANCE FUNDS, INC.



                                  By: /s/ ROBERT H. GRAHAM
                                     -------------------------------------
                                          Robert H. Graham, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

     SIGNATURES                           TITLE                     DATE
     ----------                           -----                     ----

/s/ CHARLES T. BAUER                Chairman & Director           02/18/99
---------------------------
   (Charles T. Bauer)

/s/ ROBERT H. GRAHAM                Director & President          02/18/99
---------------------------     (Principal Executive Officer)
   (Robert H. Graham)

/s/ BRUCE L. CROCKETT                     Director                02/18/99
---------------------------
   (Bruce L. Crockett)

/s/ OWEN DALY II                          Director                02/18/99
---------------------------
   (Owen Daly II)

/s/ EDWARD K. DUNN, JR.                   Director                02/18/99
---------------------------
   (Edward K. Dunn, Jr.)

/s/ JACK FIELDS                           Director                02/18/99
---------------------------
   (Jack Fields)

/s/ CARL FRISCHLING                       Director                02/18/99
---------------------------
   (Carl Frischling)

/s/ PREMA MATHAI-DAVIS                    Director                02/18/99
---------------------------
   (Prema Mathai-Davis)

/s/ LEWIS F. PENNOCK                      Director                02/18/99
---------------------------
   (Lewis F. Pennock)

/s/ IAN W. ROBINSON                       Director                02/18/99
---------------------------
   (Ian W. Robinson)

/s/ LOUIS S. SKLAR                        Director                02/18/99
---------------------------
   (Louis S. Sklar)

/s/ JOHN J. ARTHUR               Senior Vice President &          02/18/99
---------------------------   Treasurer (Principal Financial
   (John J. Arthur)              and Accounting Officer)

                                INDEX TO EXHIBITS


Exhibit
  No.
-------

d(3)(c)            Amendment No. 2, dated December 14, 1998, to Master
                   Investment Advisory Agreement, dated February 28, 1997, between Registrant and A I M Advisors, Inc.

d(4)(b)            Amendment No. 1 to Foreign Country Selection and Mandatory
                   Securities Depository Responsibilities Delegation Agreement between Registrant and A I M Advisors, Inc.

d(4)(c)            Amendment No. 2, dated December 14, 1998, to Foreign Country
                   Selection and Mandatory Securities Depository
                   Responsibilities Delegation Agreement between Registrant and
                   A I M Advisors, Inc.

e(2)(c)            Amendment No. 2, dated December 14, 1998, to Master
                   Distribution Agreement between Registrant and A I M
                   Distributors, Inc.

h(4)(b)            Amendment No. 1, dated December 14, 1998, to Master
                   Administrative Services Agreement, as amended, dated May 1,
                   1998, between Registrant and A I M Advisors, Inc.

h(9)(f)            Copy of Amendment No. 5, dated January 12, 1999 to
                   Participation Agreement dated December 19, 1995, between
                   Registrant and Glenbrook Life and Annuity Company.

h(11)(b)           Amendment No. 1, dated November 11, 1997 to Participation
                   Agreement dated October 7, 1996, between Registrant and IDS
                   Life Insurance Company.

h(12)(b)           Copy of Amendment No. 1, dated November 11, 1997 to
                   Participation Agreement dated October 7, 1996, between
                   Registrant and IDS Life Insurance Company of New York.

h(29)(b)           Amendment No. 1 dated December 11, 1998 to the Participation
                   Agreement, dated February 17, 1998, between Registrant and
                   Sun Life Assurance Company of Canada (U.S.).

h(31)(b)           Amendment No. 1 dated December 28, 1998 to the Participation
                   Agreement, dated April 21, 1998, between Registrant and
                   Keyport Life Insurance Company.

h(32)(c)           Amendment No. 2 dated November 27, 1998 to the Participation
                   Agreement, dated May 1, 1998, between Registrant and PFL Life
                   Insurance Company.





h(35)(b)           Amendment No. 1 dated November 20, 1998 to the Participation
                   Agreement, dated June 16, 1998, between Registrant and
                   Lincoln National Life Insurance Company.

h(37)              Participation Agreement, dated July 1, 1998, between
                   Registrant and Union Central Life Insurance Company.

h(38)              Participation Agreement, dated July 1, 1998, between
                   Registrant and United Investors Life Insurance Company.

h(40)(b)           Amendment No. 1 dated December 28, 1998 to the Participation
                   Agreement, dated July 13, 1998, between Registrant and
                   Keyport Life Insurance Company.

h(43)              Participation Agreement dated November 23, 1998 between
                   Registrant and American General and Annuity Insurance
                   Company.

h(44)              Participation Agreement, dated December 1, 1998, between
                   Registrant and Prudential Insurance Company of America.

i(1)(f)            Consent of Messrs. Freedman, Levy, Kroll & Simonds
